EXPERIENCE

PROSPECTUS

August 28, 2006

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Legg Mason Partners Multiple Discipline Funds

All Cap and International

All Cap Growth and Value

Balanced All Cap Growth and Value

Global All Cap Growth and Value

Large Cap Growth and Value

Class A, B, C and Y Shares

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

“Smith Barney” and “Salomon Brothers” are service marks of Citigroup, licensed for use by Legg Mason as the names of funds and investment advisers. Legg Mason and its affiliates, as well as the fund’s investment manager, are not affiliated with Citigroup.

Special Shareholder Notice

All Funds

The funds’ Board has approved a number of initiatives designed to streamline and restructure the fund complex, and has authorized seeking shareholder approval for those initiatives where shareholder approval is required. As a result, shareholders of each fund will be asked to elect a new Board, approve matters that will result in the fund being grouped for organizational and governance purposes with other funds in the fund complex that are predominantly equity-type funds, and adopt a single form of organization as a Maryland business trust, with all funds operating under uniform charter documents. Fund shareholders also will be asked to approve investment matters, including standardized fundamental investment policies. Proxy materials describing these matters are expected to be mailed later in 2006. If shareholder approval is obtained, these matters generally are expected to be effectuated during the first quarter of 2007.

Share class standardization

The funds’ Board has approved certain share class modifications to, among other things, standardize the pricing and features of all equity and fixed income funds in the fund complex. As a result, a fund’s front-end sales load and/or deferred sales charge amount and/or schedule may increase in some cases or may decrease in other cases. The modifications are expected to be implemented during the fourth quarter of 2006. The Prospectus will be further supplemented prior to their implementation.

Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value

Investment strategy and other investment-related changes

The fund’s Board has approved an investment strategy change for the fund and the fund’s change to non-diversified status. The changes will occur in conjunction with the proposed change of manager, which is subject to shareholder approval. Shareholders will receive more detailed information regarding the investment strategy change prior to its implementation. The fund’s change to non-diversified status requires shareholder approval, and the Board has authorized seeking such approval. Proxy materials describing the change are expected to be mailed later in 2006.

Management

In addition to the investment manager and subadviser changes discussed in the “Management” section in this Prospectus, the fund’s Board has approved Legg Mason Capital Management, Inc. as the new investment manager for the fund. The new manager is an affiliate of Legg Mason, Inc. (“Legg Mason”). Under the Investment Company Act of 1940, as amended, shareholder approval of the agreement with the new manager must be obtained, and the Board has authorized seeking such approval. Proxy materials describing the new manager are expected to be mailed later in 2006. If shareholder approval is obtained, the new manager would replace the fund’s then-current manager, as described in the “Management” section in this Prospectus.

Legg Mason Partners Multiple Discipline Funds All Cap and International

Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value

Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value

Reorganizations

The funds’ Board has approved reorganizations pursuant to which each fund’s assets would be acquired, and its liabilities would be assumed, by a fund (an “Acquiring Fund”) listed opposite the fund below, in exchange for shares of the Acquiring Fund. Each fund would then be terminated, and shares of the applicable Acquiring Fund would be distributed to fund shareholders.

Acquired Fund	Acquiring Fund
Legg Mason Partners Multiple Discipline Funds All Cap and International	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value

Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	Legg Mason Partners Capital and Income Fund

Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value

Under each reorganization, fund shareholders would receive shares of the Acquiring Fund with the same aggregate net asset value as their shares of the fund. It is anticipated that no gain or loss for Federal income tax purposes would be recognized by fund shareholders as a result of the reorganization.

Each reorganization is subject to the satisfaction of certain conditions, including approval by fund shareholders. Proxy materials describing the reorganization are expected to be mailed later in 2006. If the reorganization is approved by fund shareholders, it is expected to occur on or about December 1, 2006 for the reorganization of Balanced All Cap Growth and Value and during the first quarter of 2007 for the reorganizations of All Cap and International, Global All Cap Growth and Value and Large Cap Growth and Value. Prior to the reorganization, shareholders can continue to purchase, redeem and exchange shares subject to the limitations described in the Prospectus.

Legg Mason Partners Multiple Discipline Funds

Contents

Each fund is a separate series of Legg Mason Partners Investment Funds, Inc. (formerly Smith Barney Investment Funds Inc.), a Maryland corporation.

Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value

Investments, risks and performance

Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (formerly, Smith Barney Multiple Discipline Funds — All Cap Growth and Value Fund) is made up of an All Cap Growth segment and an All Cap Value segment (collectively, the “All Cap Growth and Value Fund”).

Investment objective

Long-term capital growth.

Principal investment strategies

Key investments

The All Cap Growth and Value Fund invests primarily in equity securities of companies of any size. The All Cap Growth segment seeks to combine the long-term growth potential of small- to medium-size company stocks with the relative stability of large company growth stocks believed by the segment’s managers to be of high quality. The All Cap Value segment seeks to structure a high-quality portfolio by investing in large-, medium- and small-company stocks whose market prices in the opinion of the segment’s managers are attractive in relation to their business fundamentals.

Selection process

The All Cap Growth and Value Fund’s strategy combines the efforts of the managers of the two segments and invests in the stock selections considered most attractive in the opinion of each segment’s managers. The fund’s portfolio is coordinated by portfolio managers who purchase and sell securities for the fund on the basis of recommendations received from each segment’s managers. The target allocations are 50% to the All Cap Growth segment and 50% to the All Cap Value segment.

The coordinating portfolio managers identify and analyze duplicate positions that may occur if different segment managers recommend the same security for their respective segments, and determine whether the size of each position is appropriate for the fund. In order to maintain the fund’s target allocations between the segment managers, the coordinating portfolio managers will:

■	Divide all daily cash inflows (purchases and reinvested distributions) and outflows (redemptions and expense items) between the managers of the two segments, as appropriate
■	Rebalance the allocation of the segments in the fund’s portfolio promptly to the extent that the percentage of the fund’s portfolio invested in either the All Cap Growth or All Cap Value segment’s securities equals or exceeds 60% of the fund’s total assets

Upon consultation with the fund’s segment managers, the coordinating portfolio managers may (but are not required to) make adjustments if one or more segments become over-or under-weighted as a result of market appreciation or depreciation. Such adjustments will be made at the discretion of the coordinating portfolio managers and segment managers. As a result of the possibility of allocation adjustments, the performance of, and

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tax attributes associated with, the fund may differ from the performance of, and tax attributes associated with, each segment if it had been maintained as a separate fund.

As a consequence of their efforts to maintain assets at targeted percentages, the coordinating portfolio managers will allocate assets and rebalance when necessary by (1) allocating cash inflow to the portfolio segment that is below its targeted percentage or (2) by selling securities in the portfolio segment that exceeds its targeted percentage with the proceeds being reallocated to the portfolio segment that is below its targeted percentage. Reallocations may result in early recognition of taxable gains and in additional transaction costs to the extent that the sales of securities as part of these reallocations result in higher portfolio turnover. In addition, if one segment buys a security when another segment is selling it, the net position of the fund in the security may be approximately the same as it would have been with a single segment and no such transactions. The coordinating portfolio managers will consider these costs in determining the allocation and reallocation of assets and where possible will seek to avoid transaction costs.

All Cap Growth segment

The All Cap Growth segment managers seek to identify the stocks of companies of any size that exhibit superior balance sheets, exceptional managements, and long-term consistent operating histories. The segment managers also consider stocks of companies that they believe have rapid earnings growth potential, unrecognized values and industry leadership, and favor management teams with significant ownership stakes in the companies.

All Cap Value segment

The All Cap Value segment managers apply a selection process that is based on fundamental security analysis and stresses a long-term value orientation. The segment managers seek to invest in companies whose stock prices, in their opinion, are undervalued relative to their long-term business fundamentals. The segment managers favor companies that generally have strong balance sheets and that, in their opinion, have stock prices that do not accurately reflect cash flows, tangible assets or management skills. Cyclical stocks and companies currently out of favor with analysts and investors are emphasized.

The segment managers emphasize industry sectors perceived to be undervalued relative to the broad market. The segment managers monitor portfolio holdings on both a technical and fundamental basis. The segment managers also track the buying and selling patterns by company insiders in company stock.

Principal risks of investing in the All Cap Growth and Value Fund

Investors could lose money on their investments in the fund, or the fund may not perform as well as other investments, if:

■	U.S. stock markets decline or perform poorly relative to other types of investments
■	An adverse company-specific event, such as an unfavorable earnings report, negatively affects the stock price of a company in which the fund invests
■	A segment manager’s judgment about the attractiveness, growth prospects or potential appreciation of a particular stock proves to be incorrect
■	Value and/or growth stocks fall out of favor with investors
■	Large-cap stocks fall out of favor with investors

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■	Mid- or small-cap stocks fall out of favor with investors. An investment in the fund may be more volatile and more susceptible to loss than an investment in a fund that invests primarily in large-cap companies. Mid- and small-cap companies may have more limited product lines, markets and financial resources and shorter operating histories and less mature businesses than large-cap companies. The prices of mid-cap stocks tend to be more volatile than those of large-cap stocks. In addition, small-cap stocks may be less liquid than large-cap stocks
■	Key economic trends become materially unfavorable, such as rising interest rates and levels of inflation or slowing economic growth

Who may want to invest

The All Cap Growth and Value Fund may be an appropriate investment if you:

■	Are seeking to participate in the long-term growth potential of the U.S. stock market
■	Are looking for an investment with potentially greater return but higher risk than a fund investing in fixed income investments
■	Are willing to accept the risks of the stock market
■	Are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in large-cap companies
■	Are seeking to participate in the long-term potential, and are willing to accept the special risks and potential long-term rewards, of mid- and small-cap companies
■	Are seeking equity diversification

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Performance information*

The following shows summary performance information for the fund in a bar chart and an Average Annual Total Returns table. The information provides an indication of the risks of investing in the fund by showing changes in its performance from year to year and by showing how the fund’s average annual returns compare with the returns of a broad-based securities market index. The bar chart and the information below show performance of the fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, the performance for Class A, B, C and Y shares in the Average Annual Total Returns table reflects the impact of the maximum sales charge (load) applicable to the respective classes, and the performance for Class A shares reflects the impact of taxes paid on distributions and dividends and the redemption of shares at the end of the period. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

Total Return — Class A Shares

Highest and lowest quarter returns (for periods shown in the bar chart):

Highest: 19.01% in 4th quarter 2001; Lowest: (22.15)% in 3rd quarter 2001.

Year to date: 1.11% through 6/30/06.

*	Prior to January 21, 2004, the fund followed different investment strategies under the name “Premier Selections All Cap Growth Fund.”

Legg Mason Partners Multiple Discipline Funds         5

Average Annual Total Returns (for periods ended 12/31/05)

	1 Year	5 Year	Since Inception	Inception Date
Class A				06/30/00

Return before taxes	0.22%	(3.43)%	(5.15)%

Return after taxes on distributions(1)	0.22%	(3.43)%	(5.15)%

Return after taxes on distributions and sale of fund shares(1)	0.15%	(2.88)%	(4.29)%

Other Classes (Return before taxes only)

Class B	(0.38)%	(3.38)%	(4.99)%	06/30/00

Class C	3.74%	(3.16)%	(4.97)%	06/30/00

Class Y	5.88%	N/A	9.89%	11/04/04

Russell 3000 Index	6.12%	1.58%	(0.16)%	(2)

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. After-tax returns shown above are for Class A shares only. After-tax returns for Class B, Class C and Class Y shares will vary.
(2)	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. Index comparison begins on 06/30/00.

It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Fee table

This table sets forth the fees and expenses you may pay if you invest in All Cap Growth and Value Fund shares.

Shareholder Fees

(fees paid directly from your investment)	Class A		Class B	Class C	Class Y
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.00%		None	None	None

Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	None	*	5.00%	1.00%	None

Annual Operating Expenses

(expenses deducted from fund assets)	Class A	Class B	Class C	Class Y
Management fee**	0.75%	0.75%	0.75%	0.75%

Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	None

Other expenses***	0.16%	0.18%	0.12%	0.05%

Total annual All Cap Growth and Value Fund operating expenses****	1.16%	1.93%	1.87%	0.80%

*	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.
**	The fund has a fee schedule that reduces the management fees payable to the manager on assets in excess of $1 billion as follows: 0.750% on assets up to and including $1 billion; 0.725% on assets up to and including $2 billion; 0.700% on assets up to and including $5 billion; 0.675% on assets up to and including $10 billion; and 0.650% on assets in excess of $10 billion.
***	“Other expenses” reflect the estimated effect of new transfer agency and custody contracts which were effective January 1, 2006.
****	The manager will waive fees and/or reimburse expenses to the extent necessary so that “Total annual operating expenses” will not exceed 1.40% for Class A, 2.15% for Class B, 2.15% for Class C and 0.99% for Class Y. This waiver and/or reimbursement is voluntary and may be amended or discontinued at any time.

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Example

This example helps you compare the costs of investing in the All Cap Growth and Value Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

■	You invest $10,000 in the All Cap Growth and Value Fund for the period shown
■	Your investment has a 5% return each year — the assumption of a 5% return is required by the Securities and Exchange Commission (“SEC”) for purposes of this example and is not a prediction of the All Cap Growth and Value Fund’s future performance
■	You reinvest all distributions and dividends without a sales charge
■	The All Cap Growth and Value Fund’s operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same

Number of Years You Own Your Shares

	1 year	3 years	5 years	10 years
Class A (with or without redemption)	$612	$850	$1,107	$1,840

Class B (redemption at end of period)	$696	$906	$1,142	$2,054	*

Class B (no redemption)	$196	$606	$1,042	$2,054	*

Class C (redemption at end of period)	$290	$588	$1,011	$2,192

Class C (no redemption)	$190	$588	$1,011	$2,192

Class Y (with or without redemption)	$82	$256	$444	$990

*	Assumes conversion to Class A shares approximately eight years after purchase

Legg Mason Partners Multiple Discipline Funds         7

More on the All Cap Growth and Value Fund’s investments

Both Segments

Other investments

The All Cap Growth and Value Fund may invest to a limited extent in money market instruments and/or cash to pay expenses and/or meet redemption requests.

Derivatives and hedging techniques

The All Cap Growth and Value Fund may, but need not, use derivative contracts, such as futures and options on securities, securities indexes or currencies; options on these futures; forward currency contracts; or interest rate or currency swaps for any of the following purposes:

■	To hedge against the economic impact of adverse changes in the market value of its portfolio securities, because of changes in stock market prices, currency exchange rates or interest rates
■	As a substitute for buying or selling securities
■	As a cash flow management technique

A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indexes. Even a small investment in derivative contracts can have a big impact on the fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond as anticipated to changes in the value of the fund’s holdings.

The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the fund less liquid and harder to value, especially in declining markets.

Foreign securities

The All Cap Growth and Value Fund may invest to a limited extent in American Depository Receipts (ADRs) and ordinary shares of non-U.S. companies that trade in the U.S. markets. The fund’s investments in foreign securities may involve greater risk than investments in securities of U.S. issuers. Because the value of a depository receipt is dependent upon the market price of an underlying foreign security, depository receipts are subject to most of the risks associated with investing in foreign securities directly. Foreign countries generally have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, less information is available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses.

Defensive investing

The All Cap Growth and Value Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary

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defensive positions in any type of money market instruments and short-term debt securities or cash. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

Master/feeder option

The All Cap Growth and Value Fund may, in the future, seek to achieve its investment objective by investing all of its net assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the fund.

Portfolio holdings

The All Cap Growth and Value Fund’s policies and procedures with respect to the disclosure of its portfolio securities are described in the Statement of Additional Information (“SAI”).

The All Cap Growth and Value Fund may also use other strategies and invest in other securities that are described, along with their risks, in the SAI. However, the fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the SAI. Also note that there are many other factors, which are not described here, that could adversely affect your investment and that could prevent the fund from achieving its goals.

Legg Mason Partners Multiple Discipline Funds         9

Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value

Investments, risks and performance

Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value (formerly, Smith Barney Multiple Discipline Funds — Global All Cap Growth and Value Fund) is made up of four segments: Large Cap Growth, Large Cap Value, Multi-Cap Growth and International-American Depositary Receipts (“ADRs”) (collectively, the “Global All Cap Growth and Value Fund”).

Investment objective

Long-term capital growth.

Principal investment strategies

Key investments

The Global All Cap Growth and Value Fund invests primarily in equity securities across a broad range of management disciplines seeking to optimize results and reduce volatility. The fund seeks to reduce company-specific risk by minimizing overlap of securities across equity styles and reduce industry-specific risk by minimizing concentration in particular industry groups across equity styles.

The Large Cap Growth segment seeks to invest in large cap growth stocks that in the segment manager’s opinion are of high quality and have superior balance sheets, exceptional management teams and consistent, long-term operating histories. This investment style will focus on more consistent growth of capital while seeking to reduce volatility of returns. The Large Cap Value segment seeks to invest in established, undervalued companies that the segment manager believes to be experiencing a fundamental, positive change that is not reflected in the stock price. The Multi-Cap Growth segment seeks to invest in companies that the segment manager believes have strong fundamentals and the potential for rapid earnings growth. The International-ADR segment seeks to build a long-term, diversified portfolio with exceptional risk/reward characteristics.

The Global All Cap Growth and Value Fund invests in foreign securities only through ADRs and ordinary shares of non-U.S. companies that trade in the U.S. markets. The fund does not invest in foreign securities that are not traded in U.S. markets.

Selection process

The Global All Cap Growth and Value Fund strategy combines the efforts of the four segment managers and invests in the stock selections considered most attractive in the opinion of each segment manager. Each segment manager builds a portfolio of stocks that he believes offer superior long-term capital growth potential. The target allocations are 30% to the Large Cap Growth segment, 30% to the Large Cap Value segment, 20% to the Multi-Cap Growth segment and 20% to the International-ADR segment. The fund’s portfolio is coordinated by portfolio managers who purchase and sell securities for the fund on the basis of recommendations received from each segment’s manager. The coordinating portfolio managers identify and analyze duplicate positions that may occur if different

10         Legg Mason Partners Mutual Funds

segment managers recommend the same security for their respective segments, and determine whether the size of each position is appropriate for the fund.

In order to maintain the fund’s target allocations among the segment managers, the coordinating portfolio managers will:

■	Divide all daily cash inflows (purchases and reinvested distributions) and outflows (redemptions and expense items) among the four segment managers, as appropriate
■	Rebalance the allocation of the segments in the fund’s portfolio promptly to the extent that the percentage of the fund’s portfolio invested in any of the Large Cap Growth, Large Cap Value, Multi-Cap Growth or International-ADR segment’s securities diverges by more than 10% from the target allocation for that segment

Upon consultation with the fund’s segment managers, the coordinating portfolio managers may (but are not required to) make adjustments if one or more segments become over-or under-weighted as a result of market appreciation or depreciation. Such adjustments will be made at the discretion of the coordinating portfolio managers and segment managers. As a result of the possibility of allocation adjustments, the performance of, and tax attributes associated with, the fund may differ from the performance of, and tax attributes associated with, each segment if it had been maintained as a separate fund.

As a consequence of their efforts to maintain assets at targeted percentages, the coordinating portfolio managers will allocate assets and rebalance when necessary by (1) allocating cash inflow to the portfolio segments that are below their targeted percentages or (2) by selling securities in the portfolio segments that exceed their targeted percentages with the proceeds being reallocated to the portfolio segments that are below their targeted percentages. Reallocations may result in early recognition of taxable gains and in additional transaction costs to the extent that the sales of securities as part of these reallocations result in higher portfolio turnover. In addition, if one segment buys a security when another segment is selling it, the net position of the Global All Cap Growth and Value Fund in the security may be approximately the same as it would have been with a single segment and no such transactions. The coordinating portfolio managers will consider these costs in determining the allocation and reallocation of assets and where possible will seek to avoid transaction costs.

Large Cap Growth segment

The segment manager seeks to invest in the stocks of well-known companies believed to have strong growth prospects. The segment manager seeks consistent growth of capital and reduced volatility of returns. With respect to this segment, the fund strives to outperform the broad stock market over a full market cycle with less volatility.

In selecting individual companies for investment, the segment manager considers:

■	Above-average growth prospects
■	Technological innovation
■	Industry dominance
■	Competitive products and services
■	Global scope
■	Long-term operating history
■	Strong cash flow
■	High return on equity

Legg Mason Partners Multiple Discipline Funds         11

■	Strong financial condition
■	Experienced and effective management

Large Cap Value segment

The segment manager seeks to invest in the stocks of established companies believed to be available at attractive prices. The segment manager seeks stocks of companies that are experiencing positive fundamental changes that the segment manager believes are not yet reflected in their price. With respect to this segment, the fund seeks reduced volatility as well as long-term capital growth.

In selecting individual companies for investment, the segment manager considers:

■	Demonstrated financial strength
■	Improving returns on invested capital and cash flow
■	New management
■	New product development or change in competitive position
■	Regulatory changes favoring the company
■	Restructuring
■	New business strategy not yet recognized by the marketplace

Multi-Cap Growth segment

The segment manager seeks to invest in those growth company stocks that the segment manager believes have the potential for above-average, long-term earnings and/or cash flow in excess of that expected for the market as a whole. In selecting individual companies for investment, the segment manager utilizes a bottom-up discipline that:

■	Emphasizes fundamental analysis that includes earnings and/or cash flow growth, franchise values, returns on equity and breadth of management
■	Focuses on leaders within their industries and sizes with potential for strong earnings and/or cash flow growth
■	Seeks companies where managements have significant ownership stakes

Investments may be made in stocks of companies of any size. Small-cap and mid-cap investments tend to be in companies believed to be overlooked by analysts and investors. The segment manager stresses a long-term investment horizon. Circumstances in which the segment manager re-examines whether a portfolio holding should continue to be held include:

■	A belief by the segment manager that long-term deterioration in the fundamentals of the company and/or its industry is likely to occur
■	The occurrence of a management change that the segment manager believes will have a significant negative effect on the company’s long-term prospects

International-ADR segment

The segment manager seeks to invest in international stocks via ADRs of global companies considered by the manager to be of high quality and whose intrinsic values do not appear to be recognized by the markets. The International-ADR segment seeks to build a long-term, well-diversified portfolio with favorable risk/reward characteristics. With respect to this segment, the fund strives to outperform the international benchmarks over a full market cycle while seeking to maintain positive returns.

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In selecting individual companies for investment, the International-ADR segment manager looks for the following:

■	Above-average earnings growth
■	High relative return on invested capital
■	Experienced and effective management
■	Effective research, product development and marketing
■	Competitive advantages
■	Strong financial condition or stable or improving credit quality

In allocating assets among countries and regions, the segment manager evaluates economic and political factors, including the following:

■	Low or decelerating inflation which creates a favorable environment for securities markets
■	Stable governments with policies that encourage economic growth, equity investment and development of securities markets
■	Currency stability
■	Range of individual investment opportunities

Principal risks of investing in the Global All Cap Growth and Value Fund

Investors could lose money on their investments in the fund, or the fund may not perform as well as other investments, if:

■	U.S. or foreign stock markets decline, or perform poorly relative to other types of investments
■	An adverse company-specific event, such as an unfavorable earnings report, negatively affects the stock price of a company in which the fund invests
■	A segment manager’s judgment about the attractiveness, growth prospects or potential appreciation of a particular stock proves to be incorrect
■	Value and/or growth stocks fall out of favor with investors
■	Large-cap stocks fall out of favor with investors
■	Mid- or small-cap stocks fall out of favor with investors. An investment in the fund may be more volatile and more susceptible to loss than an investment in a fund that invests primarily in large-cap companies. Mid- and small-cap companies may have more limited product lines, markets and financial resources and shorter operating histories and less mature businesses than large-cap companies. The prices of medium-cap stocks tend to be more volatile than those of large-cap stocks. In addition, small-cap stocks may be less liquid than large-cap stocks
■	Key economic trends become materially unfavorable, such as rising interest rates and levels of inflation or slowing economic growth
■	Adverse governmental action or political, economic or market instability affects a foreign country or region
■	The currency in which a security underlying an ADR is priced declines in value relative to the U.S. dollar

Who may want to invest

The Global All Cap Growth and Value Fund may be an appropriate investment if you:

■	Are seeking to participate in the long-term growth potential of the global stock market
■	Are looking for an investment with potentially greater return but higher risk than a fund investing in fixed income investments

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■	Are willing to accept the risks of the stock market
■	Are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in large-cap companies
■	Are seeking to participate in the long-term potential, and are willing to accept the special risks and potential long-term rewards, of mid- and small-cap companies
■	Are seeking diversification

Performance information*

The following shows summary performance information for the fund in a bar chart and an Average Annual Total Returns table. The information provides an indication of the risks of investing in the fund by showing changes in its performance from year to year and by showing how the fund’s average annual returns compare with the returns of broad-based securities market indexes. The bar chart and the information below show performance of the fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, the performance for Class A, B, C and Y shares in the Average Annual Total Returns table reflects the impact of the maximum sales charge (load) applicable to the respective classes, and the performance for Class A shares reflects the impact of taxes paid on distributions and dividends and the redemption of shares at the end of the period. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

Total Return — Class A Shares

Highest and lowest quarter returns (for periods shown in the bar chart):

Highest: 18.34% in 4th quarter 2001; Lowest: (23.76)% in 2nd quarter 2002.

Year to date: 2.55% through 6/30/06.

*	Prior to January 21, 2004, the fund followed different investment strategies under the name “Premier Selections Global Growth Fund.”

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Average Annual Total Returns (for periods ended 12/31/05)

	1 Year	5 Year	Since Inception	Inception Date
Class A				06/30/00

Return before taxes	0.64%	(2.82)%	(4.30)%

Return after taxes on distributions(1)	0.64%	(2.82)%	(4.30)%

Return after taxes on distributions and sale of fund shares(1)	0.42%	(2.38)%	(3.60)%

Other Classes (Return before taxes only)

Class B	0.12%	(2.77)%	(4.15)%	06/30/00

Class C	4.11%	(2.54)%	(4.11)%	06/30/00

Class Y	6.41%	N/A	11.28%	11/04/04

MSCI World Growth Index	9.41%	0.07%	(4.42)%	(2)

MSCI EAFE Index	13.54%	4.55%	2.05%	(3)

Russell 3000 Index	6.12%	1.58%	(0.16)%	(4)

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. After-tax returns shown above are for Class A shares only. After-tax returns for Class B, Class C and Class Y shares will vary.
(2)	The MSCI World Growth Index is an unmanaged index considered representative of growth stocks of developed countries. Index performance is calculated with net dividend. Index comparison begins on 06/30/00.
(3)	The MSCI EAFE (Europe, Australasia and Far East) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. (The 22 countries include Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, United Kingdom, Australia, New Zealand, Hong Kong, Japan, Malaysia and Singapore). Index performance is calculated with net dividend. Index comparison begins on 06/30/00.
(4)	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. Index comparison begins on 6/30/00.

It is not possible to invest directly in an index. An index does not reflect deductions for fees, expenses or taxes.

Legg Mason Partners Multiple Discipline Funds         15

Fee table

This table sets forth the fees and expenses you may pay if you invest in Global All Cap Growth and Value Fund shares.

Shareholder Fees

(fees paid directly from your investment)	Class A		Class B	Class C	Class Y
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.00%		None	None	None

Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	None	*	5.00%	1.00%	None

Annual Operating Expenses

(expenses deducted from fund assets)	Class A	Class B	Class C	Class Y
Management fee	0.75%	0.75%	0.75%	0.75%

Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	None

Other expenses**	0.24%	0.28%	0.20%	0.09%

Total annual Global All Cap Growth and Value Fund operating expenses***	1.24%	2.03%	1.95%	0.84%

*	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.
**	“Other expenses” reflect the estimated effect of new transfer agency and custody contracts which were effective January 1, 2006.
***	The manager will waive fees and/or reimburse expenses to the extent necessary so that “Total annual operating expenses” will not exceed 1.40% for Class A, 2.15% for Class B, 2.15% for Class C and 0.99% for Class Y. This waiver and/or reimbursement is voluntary and may be amended or discontinued at any time.

Example

This example helps you compare the costs of investing in the Global All Cap Growth and Value Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

■	You invest $10,000 in the Global All Cap Growth and Value Fund for the period shown
■	Your investment has a 5% return each year — the assumption of a 5% return is required by the SEC for purposes of this example and is not a prediction of the Global All Cap Growth and Value Fund’s future performance
■	You reinvest all distributions and dividends without a sales charge
■	The Global All Cap Growth and Value Fund’s operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same

Number of Years You Own Your Shares

	1 year	3 years	5 years	10 years
Class A (with or without redemption)	$620	$874	$1,147	$1,924

Class B (redemption at end of period)	$706	$936	$1,193	$2,156	*

Class B (no redemption)	$206	$636	$1,093	$2,156	*

Class C (redemption at end of period)	$298	$612	$1,052	$2,274

Class C (no redemption)	$198	$612	$1,052	$2,274

Class Y (with or without redemption)	$86	$268	$466	$1,038

*	Assumes conversion to Class A shares approximately eight years after purchase

16         Legg Mason Partners Mutual Funds

More on the Global All Cap Growth and Value Fund’s investments

International — ADR Segment

The Global All Cap Growth and Value Fund invests in foreign securities only through ADRs and ordinary shares of non-U.S. companies that trade in the U.S. markets. The fund’s investments in foreign securities may involve greater risk than investments in securities of U.S. issuers. Because the value of a depository receipt is dependent upon the market price of an underlying foreign security, depository receipts are subject to most of the risks associated with investing in foreign securities directly. Foreign countries generally have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, less information is available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses.

All segments

Other investments

The Global All Cap Growth and Value Fund may invest to a limited extent in money market instruments and/or cash to pay expenses and meet redemption requests.

Derivatives and hedging techniques

The Global All Cap Growth and Value Fund may, but need not, use derivative contracts, such as futures and options on securities, securities indexes or currencies; options on these futures; forward currency contracts; or interest rate or currency swaps for any of the following purposes:

■	To hedge against the economic impact of adverse changes in the market value of its portfolio securities, because of changes in stock market prices, currency exchange rates or interest rates
■	As a substitute for buying or selling securities
■	As a cash flow management technique

A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indexes. Even a small investment in derivative contracts can have a big impact on the fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond as anticipated to changes in the value of the fund’s holdings.

The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the fund less liquid and harder to value, especially in declining markets.

Defensive investing

The Global All Cap Growth and Value Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking

Legg Mason Partners Multiple Discipline Funds         17

temporary defensive positions in any type of money market and short-term debt securities or cash. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

Master/feeder option

The Global All Cap Growth and Value Fund may, in the future, seek to achieve its investment objective by investing all of its net assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the fund.

Portfolio holdings

The Global All Cap Growth and Value Fund’s policies and procedures with respect to the disclosure of its portfolio securities are described in the SAI.

The Global All Cap Growth and Value Fund may also use other strategies and invest in other securities that are described, along with their risks, in the SAI. However, the fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the SAI. Also note that there are many other factors, which are not described here, that could adversely affect your investment and that could prevent the fund from achieving its goals.

18         Legg Mason Partners Mutual Funds

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value

Investments, risks and performance

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value (formerly, Smith Barney Multiple Discipline Funds — Large Cap Growth and Value Fund) is made up of Large Cap Value and Large Cap Growth segments (collectively, the “Large Cap Growth and Value Fund”).

Investment objective

Long-term capital growth.

Principal investment strategies

Key investments

The Large Cap Growth and Value Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations — those with total market capitalizations of $5 billion or more at the time of investment — and related investments. The Large Cap Growth segment seeks to invest in large capitalization growth stocks that in the segment manager’s opinion are of high quality and have superior balance sheets, exceptional management teams and consistent, long-term operating histories. This investment style focuses on more consistent growth of capital while seeking to reduce volatility of returns. The Large Cap Value segment seeks to invest in established, undervalued companies that the segment manager believes to be experiencing a fundamental, positive change that is not reflected in the stock price.

The Large Cap Growth and Value Fund’s 80% investment policy may be changed by the Board of Directors on 60 days’ notice to shareholders.

Selection process

The Large Cap Growth and Value Fund’s strategy combines the efforts of two segment managers with different styles (Value and Growth) and invests in the stock selections considered most attractive in the opinion of each segment manager. The target allocations are 50% to the Large Cap Growth segment and 50% to the Large Cap Value segment. The fund’s portfolio is coordinated by portfolio managers who purchase and sell securities for the fund on the basis of recommendations received from each segment’s managers.

The coordinating portfolio managers identify and analyze duplicate positions that may occur if different segment managers recommend the same security for their respective segments, and determine whether the size of each position is appropriate for the Large Cap Growth and Value Fund. In order to maintain the fund’s target allocations between the segment managers, the coordinating portfolio managers will:

■	Divide all daily cash inflows (purchases and reinvested distributions) and outflows (redemptions and expense items) between the managers of the two segments, as appropriate
■	Rebalance the allocation of the segments in the fund’s portfolio promptly to the extent that the percentage of the fund’s portfolio invested in either the Large Cap Growth or Large Cap Value segment’s securities equals or exceeds 60% of the fund’s total assets

Legg Mason Partners Multiple Discipline Funds         19

Upon consultation with the fund’s segment managers, the coordinating portfolio managers may (but are not required to) make adjustments if either segment becomes over- or under-weighted as a result of market appreciation or depreciation. Such adjustments will be made at the discretion of the coordinating portfolio managers and segment managers. As a result of the possibility of allocation adjustments, the performance of, and tax attributes associated with, the fund may differ from the performance of, and tax attributes associated with, each segment if it had been maintained as a separate fund.

As a consequence of their efforts to maintain assets at targeted percentages, the coordinating portfolio managers will allocate assets and rebalance when necessary by (1) allocating cash inflow to the portfolio segment that is below its targeted percentage or (2) by selling securities in the portfolio segment that exceeds its targeted percentage with the proceeds being reallocated to the portfolio segment that is below its targeted percentage. Reallocations may result in early recognition of taxable gains and in additional transaction costs to the extent that the sales of securities as part of these reallocations result in higher portfolio turnover. In addition, if one segment buys a security when another segment is selling it, the net position of the fund in the security may be approximately the same as it would have been with a single segment and no such transactions. The coordinating portfolio managers will consider these costs in determining the allocation and reallocation of assets and where possible will seek to avoid transaction costs.

Large Cap Growth segment

The Large Cap Growth segment manager seeks to invest in the stocks of well-known companies believed to have strong growth prospects. The segment manager seeks more consistent growth of capital and reduced volatility of returns. With respect to this segment, the fund strives to outperform the broad stock market over a full market cycle with less volatility.

In selecting individual companies for investment, the segment manager considers:

■	Above-average growth prospects
■	Technological innovation
■	Industry dominance
■	Competitive products and services
■	Global scope
■	Long-term operating history
■	Strong cash flow
■	High return on equity
■	Strong financial condition
■	Experienced and effective management

Large Cap Value segment

The Large Cap Value segment manager seeks to invest in the stocks of established companies believed to be available at attractive prices. The segment manager seeks stocks of companies that are experiencing positive fundamental changes that the segment manager believes are not yet reflected in their price. With respect to this segment, the fund seeks reduced volatility as well as long-term capital growth.

20         Legg Mason Partners Mutual Funds

In selecting individual companies for investment, the segment manager considers:

■	Demonstrated financial strength
■	Improving returns on invested capital and cash flow
■	New management
■	New product development or change in competitive position
■	Regulatory changes favoring the company
■	Restructuring
■	New business strategy not yet recognized by the marketplace

Principal risks of investing in the Large Cap Growth and Value Fund

Investors could lose money on their investments in the fund, or the fund may not perform as well as other investments, if:

■	U.S. stock markets decline or perform poorly relative to other types of investments
■	An adverse company-specific event, such as an unfavorable earnings report, negatively affects the stock price of a company in which the fund invests
■	The segment manager’s judgment about the attractiveness, growth prospects or potential appreciation of a particular stock proves to be incorrect
■	Value and/or growth stocks fall out of favor with investors
■	Large-cap stocks fall out of favor with investors
■	Key economic trends become materially unfavorable, such as rising interest rates and levels of inflation or slowing economic growth; or
■	The Large Cap Growth and Value Fund is non-diversified, which means that the Fund may invest more than 5% of its assets in the securities of any one issuer. To the extent the Large Cap Growth and Value Fund concentrates its assets in fewer issuers, the Fund will be more susceptible to negative events affecting those issuers.

Who may want to invest

The Large Cap Growth and Value Fund may be an appropriate investment if you:

■	Are seeking to participate in the long-term growth potential of the U.S. stock market
■	Are looking for an investment with potentially greater return but higher risk than a fund investing in fixed income investments
■	Are willing to accept the risks of the stock market
■	Wish to invest indirectly in select large-cap companies

Legg Mason Partners Multiple Discipline Funds         21

Performance information*

The following shows summary performance information for the fund in a bar chart and an Average Annual Total Returns table. The information provides an indication of the risks of investing in the fund by showing changes in its performance from year to year and by showing how the fund’s average annual returns compare with the returns of a broad-based securities market index. The bar chart and the information below show performance of the fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, the performance for Class A, B, C and Y shares in the Average Annual Total Returns table reflects the impact of the maximum sales charge (load) applicable to the respective classes, and the performance for Class A shares reflects the impact of taxes paid on distributions and dividends and the redemption of shares at the end of the period. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

Total Return — Class A Shares

Highest and lowest quarter returns (for periods shown in the bar chart):

Highest: 17.54% in 2nd quarter 2003; Lowest: (22.52)% in 3rd quarter 2002.

Year to date: 0.22% through 6/30/06.

*	Prior to January 21, 2004, the fund followed different investment strategies under the name “Premier Selections Large Cap Fund.”

22         Legg Mason Partners Mutual Funds

Average Annual Total Returns (for periods ended 12/31/05)

	1 Year	5 Years	Since Inception	Inception Date
Class A				08/31/99

Return before taxes	(1.39)%	(5.22)%	(3.60)%

Return after taxes on distributions(1)	(1.54)%	(5.35)%	(3.78)%

Return after taxes on distributions and sale of fund shares(1)	(0.90)%	(4.44)%	(3.11)%

Other Classes (Return before taxes only)

Class B	(2.00)%	(5.17)%	(3.56)%	08/31/99

Class C	2.00%	(4.97)%	(3.56)%	08/31/99

Class Y	N/A	N/A	N/A	(2)

Russell 1000 Index	6.27%	1.07%	1.48%	(3)

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. After-tax returns shown above are for Class A shares only. After-tax returns for Class B, Class C and Class Y shares will vary.
(2)	No Class Y shares were outstanding on December 31, 2005.
(3)	The Russell 1000 Index measures the performance of those 1000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. Index comparison begins on 08/31/99.

It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Legg Mason Partners Multiple Discipline Funds         23

Fee table

This table sets forth the fees and expenses you may pay if you invest in Large Cap Growth and Value Fund shares.

Shareholder Fees

(fees paid directly from your investment)	Class A		Class B	Class C	Class Y
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.00%		None	None	None

Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	None	*	5.00%	1.00%	None

Annual Operating Expenses

(expenses deducted from fund assets)	Class A	Class B	Class C	Class Y**
Management fee***	0.75%	0.75%	0.75%	0.75%

Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	None

Other expenses****	0.20%	0.21%	0.20%	0.20%

Total annual Large Cap Growth and Value Fund operating expenses*****	1.20%	1.96%	1.95%	0.95%

*	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.
**	For Class Y shares, “Other expenses” have been estimated based upon expenses incurred by Class A shares because no Class Y shares were outstanding during the fiscal year ended April 30, 2006.
***	The fund has a fee schedule that reduces the management fees payable to the manager on assets in excess of $1 billion as follows: 0.750% on assets up to and including $1 billion; 0.725% on assets up to and including $2 billion; 0.700% on assets up to and including $5 billion; 0.675% on assets up to and including $10 billion; and 0.650% on assets in excess of $10 billion.
****	“Other expenses” reflect the estimated effect of new transfer agency and custody contracts which were effective January 1, 2006.
*****	The manager will waive fees and/or reimburse expenses to the extent necessary so that “Total annual operating expenses” will not exceed 1.40% for Class A, 2.15% for Class B, 2.15% for Class C and 0.99% for Class Y. This waiver and/or reimbursement is voluntary and may be amended or discontinued at any time.

Example

This example helps you compare the costs of investing in the Large Cap Growth and Value Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

■	You invest $10,000 in the Large Cap Growth and Value Fund for the period shown
■	Your investment has a 5% return each year — the assumption of a 5% return is required by the SEC for purposes of this example and is not a prediction of the Large Cap Growth and Value Fund’s future performance
■	You reinvest all distributions and dividends without a sales charge
■	The Large Cap Growth and Value Fund’s operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same

Number of Years You Own Your Shares

	1 year	3 years	5 years	10 years
Class A (with or without redemption)	$616	$862	$1,127	$1,883

Class B (redemption at end of period)	$699	$915	$1,157	$2,087	*

Class B (no redemption)	$199	$615	$1,057	$2,087	*

Class C (redemption at end of period)	$298	$612	$1,052	$2,274

Class C (no redemption)	$198	$612	$1,052	$2,274

Class Y (with or without redemption)	$97	$303	$526	$1,167

*	Assumes conversion to Class A shares approximately eight years after purchase

24         Legg Mason Partners Mutual Funds

More on the Large Cap Growth and Value Fund’s investments

Derivatives and hedging techniques

The Large Cap Growth and Value Fund may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; or interest rate or currency swaps for any of the following purposes:

■	To hedge against the economic impact of adverse changes in the market value of its portfolio securities, because of changes in stock market prices, currency exchange rates or interest rates
■	As a substitute for buying or selling securities
■	As a cash flow management technique

A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indexes. Even a small investment in derivative contracts can have a big impact on the fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond as anticipated to changes in the value of the fund’s holdings.

The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the fund less liquid and harder to value, especially in declining markets.

Other investments

While the Large Cap Growth and Value Fund intends to be substantially invested in equity securities of large cap companies, the fund may invest up to 20% of its assets in equity securities of companies with total market capitalizations below $5 billion and in money market instruments and/or cash to pay expenses and meet redemption requests.

The Large Cap Growth and Value Fund may invest up to 10% of its assets (at the time of investment) in ADRs and ordinary shares of non-U.S. companies that trade in the U.S. markets. The fund’s investments in foreign securities may involve greater risk than investments in securities of U.S. issuers. Because the value of a depository receipt is dependent upon the market price of an underlying foreign security, depository receipts are subject to most of the risks associated with investing in foreign securities directly. Foreign countries generally have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, less information is available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses.

Defensive investing

The Large Cap Growth and Value Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary

Legg Mason Partners Multiple Discipline Funds         25

defensive positions in any type of money market and short-term debt securities or cash. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

Master/feeder option

The Large Cap Growth and Value Fund may, in the future, seek to achieve its investment objective by investing all of its net assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the fund.

Portfolio holdings

The Large Cap Growth and Value Fund’s policies and procedures with respect to the disclosure of its portfolio securities are described in the SAI.

The Large Cap Growth and Value Fund may also use other strategies and invest in other securities that are described, along with their risks, in the SAI. However, the fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the SAI. Also note that there are many other factors, which are not described here, that could adversely affect your investment and that could prevent the fund from achieving its goals.

26         Legg Mason Partners Mutual Funds

Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value

Investments, risks and performance

Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value (formerly, Smith Barney Multiple Discipline Funds — Balanced All Cap Growth and Value Fund) is made up of an All Cap Growth segment, an All Cap Value segment and a Fixed Income segment — Government Securities Management (collectively, the “Balanced All Cap Growth and Value Fund”).

Investment objective

Balanced between long-term growth of capital and principal preservation.

Principal investment strategies

Key investments

The Balanced All Cap Growth and Value Fund invests in a mix of equity securities of companies of any size and fixed income securities in the short to intermediate average maturity ranges to help reduce market volatility.

The All Cap Growth segment seeks to combine the long-term growth potential of small- to medium-size company stocks with the relative stability of large company growth stocks believed by the segment’s managers to be of high quality. The All Cap Value segment seeks to structure a high-quality portfolio by investing in large-, medium- and small-company stocks whose market prices in the opinion of the segment’s managers are attractive in relation to their business fundamentals. The Fixed Income segment — Government Securities Management seeks to invest in short- to intermediate-term U.S. Treasury bills, notes, bonds and U.S. government agency securities — with an average maturity of approximately 2.5 to 7 years — using active portfolio management. This segment seeks to provide total return that exceeds returns over a market cycle from certificates of deposit, money market funds, or the passive purchase and holding of government securities until maturity.

Selection process

The Balanced All Cap Growth and Value Fund’s strategy combines the efforts of the three segments’ managers and invests in the stock or government securities selections considered most attractive in the opinion of each segment’s managers. The target allocations are 35% to each of the All Cap Growth and All Cap Value segments and 30% to the Fixed Income segment — Government Securities Management. The fund’s portfolio is coordinated by portfolio managers who purchase and sell securities for the fund on the basis of recommendations received from each segment’s managers.

The coordinating portfolio managers identify and analyze duplicate positions that may occur if different segment managers recommend the same security for their respective segments and determine whether the size of each position is appropriate for the fund. In order to maintain the fund’s target allocations among the segment managers, the coordinating portfolio managers will:

■	Divide all daily cash inflows (purchases and reinvested distributions) and outflows (redemptions and expense items) among the three segments, as appropriate

Legg Mason Partners Multiple Discipline Funds         27

■	Rebalance the allocation of the segments in the fund’s portfolio promptly to the extent the percentage of the fund’s portfolio invested in any of the All Cap Growth, All Cap Value or Fixed Income — Government Securities Management segment’s securities diverges by more than 10% from the target allocation, except that the fund will maintain a minimum of 25% of its net assets in the Fixed Income segment — Government Securities Management

Upon consultation with the segment managers, the coordinating portfolio managers may (but are not required to) make adjustments if one or more segments becomes over- or under-weighted as a result of market appreciation or depreciation. Such adjustments will be made at the discretion of the coordinating portfolio managers and the segment managers. As a result of the possibility of allocation adjustments, the performance of, and the tax attributes associated with, the fund may differ from the performance of, and tax attributes associated with, each segment if it had been maintained as a separate fund.

As a consequence of their efforts to maintain assets at targeted percentages, the coordinating portfolio managers will allocate assets and rebalance when necessary by (1) allocating cash inflow to the portfolio segments that are below their targeted percentages or (2) by selling securities in the portfolio segments that exceed their targeted percentages with proceeds being reallocated to the portfolio segments that are below their targeted percentage. Reallocations may result in early recognition of taxable gains and in additional transaction costs to the extent the sales of securities as part of these reallocations result in higher portfolio turnover. In addition, if one segment buys a security when another segment is selling it, the net position of the fund in the security may be approximately the same as it would have been with a single segment and no such transactions. The coordinating portfolio managers will consider these costs in determining the allocation and reallocation of assets and where possible will seek to avoid transaction costs.

All Cap Growth segment

The All Cap Growth segment managers seek to identify the stocks of companies of any size that exhibit superior balance sheets, exceptional managements and long-term consistent operating histories. The segment managers also consider stocks of companies that they believe have rapid earnings growth potential, unrecognized values and industry leadership, and favor management teams with significant ownership stakes in the companies.

All Cap Value segment

The All Cap Value segment managers apply a selection process that is based on fundamental security analysis and stresses a long-term value orientation. The segment managers seek to invest in companies whose stock prices, in their opinion, are undervalued relative to the long-term business fundamentals. The segment managers favor companies that generally have strong balance sheets, and that, in their opinion, have stock prices that do not accurately reflect cash flows, tangible assets or management skills. Cyclical stocks and companies currently out of favor with analysts and investors are emphasized.

The segment managers emphasize industry sectors perceived to be undervalued relative to the broad market. The segment managers monitor portfolio holdings on both a technical and fundamental basis. The segment managers also track the buying and selling patterns by company insiders in company stock.

28         Legg Mason Partners Mutual Funds

Fixed Income segment — Government Securities Management

The segment managers focus on short-term to intermediate-term U.S. Treasury bills, notes, bonds and U.S. government agency securities, with an average maturity of approximately 2.5 to 7 years. The segment is managed based on analysis of specific fundamental factors. The segment managers are responsible for monitoring daily market activity in an attempt to provide incremental return exceeding that expected under certain buy and hold and random trading strategies. As a general procedure, the segment managers determine the average maturity position according to the following guidelines:

Market Conditions	Portfolio Position	Average Maturity for the Segment
Rising Interest Rates	Defensive	2.5 Years

Conditions Unclear	Neutral	4.0 Years

Falling Interest Rates	Positive	7.0 Years

In selecting securities and assembling the segment, the segment managers screen for greatest relative value and structure the segment to maximize total return and reduce risk.

Principal risks of investing in the Balanced All Cap Growth and Value Fund

Investors could lose money on their investments in the fund, or the fund may not perform as well as other investments, if:

■	U.S. stock markets decline, or perform poorly relative to other types of investments
■	An adverse company-specific event, such as an unfavorable earnings report, negatively affects the stock price of a company in which the fund invests
■	Large cap stocks fall out of favor with investors
■	Mid- or small-cap stocks fall out of favor with investors. An investment in the fund may be more volatile and more susceptible to loss than an investment in a fund which invests primarily in large cap companies and government securities. Medium- and small-cap companies may have more limited product lines, markets and financial resources and shorter operating histories and less mature businesses than large capitalization companies. The prices of medium cap stocks tend to be more volatile than the prices of large cap stocks. In addition, small cap stocks may be less liquid than large cap stocks
■	Interest rates increase, causing the prices of fixed income securities to decline, which would reduce the value of the fund’s U.S. government securities
■	The segment managers’ judgment about the attractiveness, growth prospects or potential appreciation of a particular stock or U.S. government security proves to be incorrect
■	Key economic trends become materially unfavorable, such as rising interest rates and levels of inflation or slowing economic growth

Who may want to invest

The Balanced All Cap Growth and Value Fund may be an appropriate investment if you:

■	Are seeking to participate in the long-term growth potential of the U.S. stock market
■	Are looking for an investment with potentially greater return but higher risk than a fund investing exclusively in fixed income investments

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■	Are willing to accept the risks of the stock market
■	Are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in large cap companies
■	Are seeking to participate in the long-term potential, and are willing to accept the special risks and potential long-term rewards, of mid- and small- cap companies
■	Are seeking an investment balancing long-term growth of capital from equity investments with investments in U.S. government securities

Performance information

The following shows summary performance information for the fund in a bar chart and an Average Annual Total Returns table. The information provides an indication of the risks of investing in the fund by showing changes in its performance from year to year and by showing how the fund’s average annual returns compare with the returns of broad-based securities market indexes. The bar chart and the information below show performance of the fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, the performance for Class A, B, C and Y shares in the Average Annual Total Returns table reflects the impact of the maximum sales charge (load) applicable to the respective classes, and the performance for Class A shares reflects the impact of taxes paid on distributions and dividends and the redemption of shares at the end of the period. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

Total Return — Class A Shares

Highest and lowest quarter returns (for periods shown in the bar chart):

Highest: 3.29% in 3rd quarter 2005; Lowest: (2.84)% in 1st quarter 2005.

Year to date: 0.49% through 6/30/06.

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Average Annual Total Returns (for periods ended 12/31/05)

	1 Year	Since Inception	Inception Date
Class A			08/06/04

Return before taxes	(1.92)%	2.12%

Return after taxes on distributions(1)	(2.32)%	1.82%

Return after taxes on distributions and sale of fund shares(1)	(1.24)%	1.63%

Other Classes (Return before taxes only)

Class B	(2.59)%	2.36%	08/16/04

Class C	1.50%	5.23%	08/16/04

Class Y	3.66%	5.42%	11/08/04

Lehman Brothers Intermediate Treasury Bond Index	1.56%	2.22%	(2)

Russell 3000 Index	6.12%	16.40%	(3)

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. After-tax returns shown above are for Class A shares only. After-tax returns for Class B, Class C and Class Y shares will vary.
(2)	The Lehman Brothers Intermediate Treasury Bond Index is composed of all bonds covered by the Lehman Brothers Treasury Bond Index with maturities between one and 9.9 years. Total return consists of price appreciation/depreciation plus income as a percentage of the original investment. Index comparison begins on August 1, 2004.
(3)	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. Index comparison begins on August 6, 2004.

It is not possible to invest directly in an index. The index does not reflect deductions for fees, expenses or taxes.

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Fee table

This table sets forth the fees and expenses you may pay if you invest in Balanced All Cap Growth and Value Fund shares.

Shareholder Fees

(fees paid directly from your investment)	Class A		Class B	Class C	Class Y
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.00%		None	None	None

Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	None	*	5.00%	1.00%	None

Annual Operating Expenses

(expenses deducted from fund assets)	Class A	Class B	Class C	Class Y
Management fee**	0.75%	0.75%	0.75%	0.75%

Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	None

Other expenses***	0.45%	0.55%	0.47%	0.30%

Total annual operating expenses****	1.45%	2.30%	2.22%	1.05%

*	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.
**	The fund has a fee schedule that reduces the management fees payable to the manager on assets in excess of $1 billion as follows: 0.750% on assets up to and including $1 billion; 0.725% on assets up to and including $2 billion; 0.700% on assets up to and including $5 billion; 0.675% on assets up to and including $10 billion; and 0.650% on assets in excess of $10 billion.
***	“Other expenses” reflect the estimated effect of new transfer agency and custody contracts which were effective January 1, 2006.
****	The manager will waive fees and/or reimburse expenses to the extent necessary so that “Total annual operating expenses” will not exceed 1.40% for Class A, 2.15% for Class B, 2.15% for Class C and 0.99% for Class Y. This waiver and/or reimbursement is voluntary and may be amended or discontinued at any time.

Example

This example helps you compare the costs of investing in the Balanced All Cap Growth and Value Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

■	You invest $10,000 in the Balanced All Cap Growth and Value Fund for the period shown
■	Your investment has a 5% return each year — the assumption of a 5% return is required by the SEC for purposes of this example and is not a prediction of the Balanced All Cap Growth and Value Fund’s future performance
■	You reinvest all distributions and dividends without a sales charge
■	The Balanced All Cap Growth and Value Fund’s operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same

Number of Years You Own Your Shares

	1 year	3 years	5 years	10 years
Class A (with or without redemption)	$640	$935	$1,252	$2,148

Class B (redemption at end of period)	$733	$1,018	$1,330	$2,423	*

Class B (no redemption)	$233	$718	$1,230	$2,423	*

Class C (redemption at end of period)	$325	$694	$1,189	$2,553

Class C (no redemption)	$225	$694	$1,189	$2,553

Class Y (with or without redemption)	$107	$334	$579	$1,282

*	Assumes conversion to Class A shares approximately eight years after purchase.

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More on the Balanced All Cap Growth and Value Fund’s investments

Other investments

The Balanced All Cap Growth and Value Fund may invest to a limited extent in money market instruments and/or cash to pay expenses and/or meet redemption requests.

Derivatives and hedging techniques

The Balanced All Cap Growth and Value Fund may, but need not, use derivative contracts, such as futures and options on securities, securities indexes or currencies; options on these futures; forward currency contracts; or interest rate or currency swaps for any of the following purposes:

■	To hedge against the economic impact of adverse changes in the market value of its portfolio securities, because of changes in stock market prices, currency exchange rates or interest rates
■	As a substitute for buying or selling securities
■	As a cash flow management technique

A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indexes. Even a small investment in derivative contracts can have a big impact on the fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond as anticipated to changes in the value of the fund’s holdings.

The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the fund less liquid and harder to value, especially in declining markets.

Foreign securities

The Balanced All Cap Growth and Value Fund may invest to a limited extent in ADRs and ordinary shares of non-U.S. companies that trade in the U.S. markets. The fund’s investments in foreign securities may involve greater risk than investments in securities of U.S. issuers. Because the value of a depository receipt is dependent upon the market price of an underlying foreign security, depository receipts are subject to most of the risks associated with investing in foreign securities directly. Foreign countries generally have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, less information is available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses.

Defensive investing

The Balanced All Cap Growth and Value Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking

Legg Mason Partners Multiple Discipline Funds         33

temporary defensive positions in any type of money market instruments and short-term debt securities or cash. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

Master/feeder option

The Balanced All Cap Growth and Value Fund may, in the future, seek to achieve its investment objective by investing all of its net assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the fund.

Portfolio holdings

The Balanced All Cap Growth and Value Fund’s policies and procedures with respect to the disclosure of its portfolio securities are described in the SAI.

The Balanced All Cap Growth and Value Fund may also use other strategies and invest in other securities that are described, along with their risks, in the SAI. However, the fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the SAI. Also note that there are many other factors, which are not described here, that could adversely affect your investment and that could prevent the fund from achieving its goals.

34         Legg Mason Partners Mutual Funds

Legg Mason Partners Multiple Discipline Funds All Cap and International

Investments, risks and performance

Legg Mason Partners Multiple Discipline Funds All Cap and International (formerly, Smith Barney Multiple Discipline Funds — All Cap and International Fund) is made up of an All Cap Growth segment, an All Cap Value segment and an International segment (collectively, the “All Cap and International Fund”).

Investment objective

Long-term growth of capital and income.

Principal investment strategies

Key investments

The All Cap and International Fund invests primarily in equity securities of companies of any size. The All Cap Growth segment seeks to combine the long-term growth potential of small- to medium-size company stocks with the relative stability of large company growth stocks believed by the segment’s managers to be of high quality. The All Cap Value segment seeks to structure a high-quality portfolio by investing in large-, medium- and small-company stocks whose market prices in the opinion of the segment’s managers are attractive in relation to their business fundamentals. The International segment invests in foreign securities and stocks of issuers primarily in developed countries outside the U.S. only through ADRs and ordinary shares of non-U.S. companies that trade in the U.S. markets. The International segment emphasizes investments in securities issued by companies that pay dividends or repurchase their shares. The International segment does not invest in foreign securities that are not traded in U.S. markets.

Selection process

The All Cap and International Fund’s strategy combines the efforts of the managers of the three segments and invests in the stock selections considered most attractive in the opinion of each segment’s managers. The All Cap and International Fund’s portfolio is coordinated by portfolio managers who purchase and sell securities for the fund on the basis of instructions received from each segment’s managers. The target allocations are 40% to the All Cap Growth segment, 40% to the All Cap Value segment and 20% to the International segment.

In order to maintain the All Cap and International Fund’s target allocations among the managers of the three segments, the coordinating portfolio managers will:

■	Divide all daily cash inflows (purchases and reinvested distributions) and outflows (redemptions and expense items) among the managers of the three segments, as appropriate
■

Rebalance the allocation of the segments in the All Cap and International Fund’s portfolio promptly to the extent that the percentage of the fund’s portfolio invested in any of the All Cap Growth, All Cap Value or International segment’s securities diverges by at least 10% from the target allocation. The International segment will be managed based

Legg Mason Partners Multiple Discipline Funds         35

on investment instructions furnished to the coordinating portfolio managers by the segment manager including information as to which securities should be purchased or sold to effect a rebalancing in that segment

Upon consultation with the All Cap and International Fund’s segment managers, the coordinating portfolio managers may (but are not required to) make adjustments if one or more segments become over- or under-weighted as a result of market appreciation or depreciation. Such adjustments will be made at the discretion of the coordinating portfolio managers in consultation with the segment managers. As a result of the possibility of allocation adjustments, the performance of, and tax attributes associated with, the All Cap and International Fund may differ from the performance of, and tax attributes associated with, each segment if it had been maintained as a separate fund.

As a consequence of their efforts to maintain assets at targeted percentages, the coordinating portfolio managers will allocate assets and rebalance when necessary by (1) allocating cash inflows to the portfolio segments that are below their targeted percentages or (2) by selling securities in the portfolio segments that exceed their targeted percentages (except for the International segment, for which the sales of portfolio securities necessary to effect a rebalancing will be based on investment instructions furnished by the segment manager, including information as to which securities should be purchased or sold to effect a rebalancing of that segment) with the proceeds being reallocated to the portfolio segments that are below their targeted percentages. Reallocations may result in early recognition of taxable gains and in additional transaction costs to the extent that the sales of securities as part of these reallocations result in higher portfolio turnover. The coordinating portfolio managers identify and analyze duplicate positions that may occur if different segment managers direct the purchase of the same security for their respective segments, and determine in consultation with the segment managers whether the size of each position is appropriate for the All Cap and International Fund, except for the International segment, for which the segment manager will provide investment instructions regarding the size of each position in that segment, in accordance with the All Cap and International Fund’s investment objective and policies and applicable law. In addition, if one segment buys a security when another segment is selling it, the net position of the All Cap and International Fund in the security may be approximately the same as it would have been with a single segment and no such transactions. The coordinating portfolio managers in consultation with the segment managers will consider these costs in determining the allocation and reallocation of assets and where possible will seek to avoid transaction costs.

All Cap Growth segment

The All Cap Growth segment managers seek to identify the stocks of companies of any size that exhibit superior balance sheets, exceptional managements and long-term consistent operating histories. The segment managers also consider stocks of companies that they believe have rapid earnings growth potential, unrecognized values and industry leadership, and favor management teams with significant ownership stakes in the companies.

All Cap Value segment

The All Cap Value segment managers apply a selection process that is based on fundamental security analysis and stresses a long-term value orientation. The segment managers

36         Legg Mason Partners Mutual Funds

seek to invest in companies whose stock prices, in their opinion, are undervalued relative to their long-term business fundamentals. The segment managers favor companies that generally have strong balance sheets and that, in their opinion, have stock prices that do not accurately reflect cash flows, tangible assets or management skills. Cyclical stocks and companies currently out of favor with analysts and investors are emphasized.

The segment managers emphasize industry sectors perceived to be undervalued relative to the broad market. The segment managers monitor portfolio holdings on both a technical and fundamental basis. The segment managers also track the buying and selling patterns by company insiders in company stock.

International segment

The International segment manager sends investment instructions to the coordinating portfolio managers to buy stocks that the segment manager believes are currently undervalued by the market and thus have a lower price than their true worth.

In selecting individual companies for investment, the International segment manager considers each of the following value characteristics:

■	Low price-to-earnings ratio (stock price divided by earnings per share) relative to the sector
■	High yield (percentage rate of return paid on a stock in dividends and share repurchases) relative to the market
■	Low price-to-book value ratio (stock price divided by book value per share) relative to the market
■	Low price-to-cash flow ratio (stock price divided by net income plus noncash charges per share) relative to the market
■	Financial strength

Generally, price-to-earnings and yield are the most important factors. Stocks may be “undervalued” because they are part of an industry that is currently out of favor with investors. However, even in those industries, individual companies may have high rates of growth of earnings and be financially sound. At the same time, the price of their stock may be depressed because investors associate the companies with their industries.

Principal risks of investing in the All Cap and International Fund

Investors could lose money on their investments in the fund, or the fund may not perform as well as other investments, if:

■	U.S. or foreign stock markets decline or perform poorly relative to other types of investments
■	An adverse company-specific event, such as an unfavorable earnings report, negatively affects the stock price of company in which the fund invests
■	A segment manager’s judgment about the attractiveness, growth prospects or potential appreciation of a particular stock proves to be incorrect
■	Value and/or growth stocks fall out of favor with investors
■	Large-cap stocks fall out of favor with investors
■

Mid- or small-cap stocks fall out of favor with investors. An investment in the fund may be more volatile and more susceptible to loss than an investment in a fund that invests primarily in large-cap companies. Mid- and small-cap companies may have more

Legg Mason Partners Multiple Discipline Funds         37

limited product lines, markets and financial resources and shorter operating histories and less mature businesses than large-cap companies. The prices of mid-cap stocks tend to be more volatile than those of large-cap stocks. In addition, small-cap stocks may be less liquid than large-cap stocks

■	Key economic trends become materially unfavorable, such as rising interest rates and levels of inflation or slowing economic growth
■	Adverse governmental action or political, economic or market instability affects a foreign country or region
■	The currency in which a security underlying an ADR is priced declines in value relative to the U.S. dollar
■	Foreign securities may be less liquid, more volatile and harder to value than U.S. securities

Who may want to invest

The All Cap and International Fund may be an appropriate investment if you:

■	Are seeking to participate in the long-term growth potential of the U.S. and foreign stock markets
■	Are looking for an investment with potentially greater return but higher risk than a fund investing in fixed income investments
■	Are willing to accept the risks of the stock market
■	Are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in large-cap companies
■	Are seeking to participate in the long-term potential, and are willing to accept the special risks and potential long-term rewards, of mid- and small-cap companies
■	Are seeking diversification

Performance information

As the fund does not have a full calendar year of operations, no performance information is available as of the date of this Prospectus.

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Fee table

This table sets forth the fees and expenses you may pay if you invest in All Cap and International Fund shares.

Shareholder Fees

(fees paid directly from your investment)	Class A		Class B	Class C	Class Y
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.00%		None	None	None

Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	None	*	5.00%	1.00%	None

Annual Operating Expenses

(expenses deducted from fund assets)	Class A	Class B	Class C	Class Y**
Management fee***	0.75%	0.75%	0.75%	0.75%

Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	0.00%

Other expenses****	0.46%	0.54%	0.47%	0.46%

Total annual operating expenses*****	1.46%	2.29%	2.22%	1.21%

*	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.
**	For Class Y shares, “Other expenses” have been estimated based upon expenses incurred by Class A shares because there were no Class Y shares outstanding as of the fiscal year ended April 30, 2006.
***	The fund has a fee schedule that reduces the management fees payable to the manager on assets in excess of $1 billion as follows: 0.750% on assets up to and including $1 billion; 0.725% on assets up to and including $2 billion; 0.700% on assets up to and including $5 billion; 0.675% on assets up to and including $10 billion; and 0.650% on assets in excess of $10 billion.
****	“Other expenses” reflect the estimated effect of new transfer agency and custody contracts which were effective January 1, 2006.
*****	The manager will waive fees and/or reimburse expenses to the extent necessary so that “Total annual operating expenses” will not exceed 1.40% for Class A, 2.15% for Class B, 2.15% for Class C and 0.99% for Class Y. This waiver and/or reimbursement is voluntary and may be amended or discontinued at any time.

Example

This example helps you compare the costs of investing in the All Cap and International Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

■	You invest $10,000 in the All Cap and International Fund for the period shown
■	Your investment has a 5% return each year — the assumption of a 5% return is required by the SEC for purposes of this example and is not a prediction of the All Cap and International Fund’s future performance
■	You reinvest all distributions and dividends without a sales charge
■	The All Cap and International Fund’s operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same

Number of Years You Own Your Shares

	1 year	3 years	5 years	10 years
Class A (with or without redemption)	$641	$938	$1,257	$2,158

Class B (redemption at end of period)	$732	$1,015	$1,324	$2,416	*

Class B (no redemption)	$232	$715	$1,224	$2,416	*

Class C (redemption at end of period)	$325	$694	$1,189	$2,553

Class C (no redemption)	$225	$694	$1,189	$2,553

Class Y (with or without redemption)	$123	$384	$665	$1,465

*	Assumes conversion to Class A shares approximately eight years after purchase.

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More on the All Cap and International Fund’s investments

International Segment

The International segment invests in foreign securities only through ADRs and ordinary shares of non-U.S. companies that trade in the U.S. markets. The International segment’s investments in foreign securities may involve greater risk than investments in securities of U.S. issuers. Because the value of a depository receipt is dependent upon the market price of an underlying foreign security, depository receipts are subject to most of the risks associated with investing in foreign securities directly. Foreign countries generally have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, less information is available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The fund may directly or indirectly incur expenses in the process of converting ordinary shares purchased in markets outside the U.S. into ADRs.

The International segment may invest up to 10% of its assets in companies in emerging (less developed) markets. The risks of investing in foreign securities are greater for securities of emerging market issuers because political or economic instability, lack of market liquidity, and negative government actions such as currency controls or seizure of private businesses or property are more likely.

All Segments

Other investments

The All Cap and International Fund may invest to a limited extent in money market instruments and/or cash to pay expenses and/or meet redemption requests.

Derivatives and hedging techniques

The All Cap and International Fund may, but need not, use derivative contracts, such as futures and options on securities, securities indexes or currencies; options on these futures; forward currency contracts; or interest rate or currency swaps for any of the following purposes:

■	To hedge against the economic impact of adverse changes in the market value of its portfolio securities, because of changes in stock market prices, currency exchange rates or interest rates
■	As a substitute for buying or selling securities
■	As a cash flow management technique

A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indexes. Even a small investment in derivative contracts can have a big impact on the fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond as anticipated to changes in the value of the fund’s holdings.

40         Legg Mason Partners Mutual Funds

The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the fund less liquid and harder to value, especially in declining markets.

Defensive investing

The All Cap and International Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instruments and short-term debt securities or cash. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

Portfolio holdings

The All Cap and International Fund’s policies and procedures with respect to the disclosure of its portfolio securities are described in the SAI.

The All Cap and International Fund may also use other strategies and invest in other securities that are described, along with their risks, in the SAI. However, the fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the SAI. Also note that there are many other factors, which are not described here, that could adversely affect your investment and that could prevent the fund from achieving its goals.

Legg Mason Partners Multiple Discipline Funds         41

Management

Manager and Subadvisers

Legg Mason Partners Fund Advisor, LLC (“LMPFA” or the “manager”) is each fund’s investment manager. LMPFA, with offices at 399 Park Avenue, New York, New York 10022, provides advisory oversight and administrative services to and management of cash and short-term instruments for each fund. LMPFA is a recently-organized investment adviser that has been formed to serve as the investment manager of the funds and other Legg Mason-sponsored funds.

Discussion regarding the basis for the Board’s approval of each fund’s management agreement with Smith Barney Fund Management LLC (“SBFM”), each fund’s prior manager, is available in each Fund’s semi-annual report for the period ended October 31, 2005, and a discussion regarding the basis for the Board’s approval of the subadvisory agreement with Causeway Capital Management, LLC (“Causeway”) for All Cap and International Fund is available in the fund’s semi-annual report for the period ended October 31, 2005.

LMPFA has designated CAM North America, LLC (“CAM N.A.”) as a subadviser for each fund. CAM N.A. is responsible for the coordinating portfolio management services and the day-to-day portfolio management of each fund, subject to the supervision of the manager, except for the management of cash and short-term instruments and for the fund segments sub-advised by Western Asset and Causeway described below. CAM N.A., with offices at 399 Park Avenue, New York, New York 10022, is a recently-organized investment adviser that has been formed to succeed to the equity securities portfolio management business of Citigroup Asset Management (“CAM”), which was acquired by Legg Mason in December 2005.

LMPFA has designated Western Asset Management Company (“Western Asset”) as a subadviser for the Fixed Income segment—Government Securities Management of Balanced All Cap Growth and Value Fund. Western Asset is responsible for the day-to-day management of that segment, subject to the supervision of the manager. Western Asset, established in 1971 and having offices at 385 East Colorado Boulevard, Pasadena, California 91101, serves as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. As of March 31, 2006, Western Asset’s total assets under management were approximately $512 billion.

LMPFA, CAM N.A. and Western Asset are wholly-owned subsidiaries of Legg Mason.

LMPFA has designated Causeway as a sub-adviser for the International segment of the All Cap and International Fund. Causeway’s principal address is 11111 Santa Monica Boulevard, Suite 1550, Los Angeles, CA 90025.

42         Legg Mason Partners Mutual Funds

Portfolio managers

The coordinating portfolio managers and segment managers for the funds are set forth below.

Funds and Segments	Coordinating Portfolio Managers	Segment Managers
All Cap Growth and Value Fund	Roger Paradiso, Kirstin Mobyed
■ All Cap Growth ■ All Cap Value		■ Alan J. Blake, Richard Freeman ■ John Goode, Peter J. Hable
Global All Cap Growth and Value Fund	Roger Paradiso, Kirstin Mobyed
■ Large Cap Growth ■ Large Cap Value ■ Multi-Cap Growth ■ International-ADR		■ Alan J. Blake ■ Mark McAllister, Robert Feitler, Jr. ■ Richard Freeman ■ Jeffrey Russell
Large Cap Growth and Value Fund	Roger Paradiso, Kirstin Mobyed
■ Large Cap Growth ■ Large Cap Value		■ Alan J. Blake ■ Mark McAllister, Robert Feitler, Jr.
Balanced All Cap Growth and Value Fund	Roger Paradiso, Kirstin Mobyed
■ All Cap Growth ■ All Cap Value ■ Fixed Income — Government Securities Management		■ Alan J. Blake, Richard Freeman ■ John Goode, Peter J. Hable ■ Valerie Bannon, Ellen S. Cammer
All Cap and International Fund	Roger Paradiso, Kirstin Mobyed
■ All Cap Growth ■ All Cap Value ■ International		■ Alan J. Blake, Richard Freeman ■ John Goode, Peter J. Hable ■ Sarah H. Ketterer, Harry W. Hartford, James A. Doyle, Jonathan P. Eng Kevin Durkin

Coordinating portfolio managers

Roger Paradiso is an investment officer of CAM N.A. and managing director of CAM N.A. Mr. Paradiso has been with CAM N.A. or its predecessor firms since 1988. He became a portfolio manager of Smith Barney Asset Management Large Capitalization Growth portfolios in 1995 and of Small/Mid Capitalization portfolios in 1996. This led to the development of the Multiple Discipline investment process in 1997.

Legg Mason Partners Multiple Discipline Funds         43

Kirstin Mobyed is an investment officer of CAM N.A. and director of CAM N.A. Ms. Mobyed has been with CAM N.A. or its predecessor firms since 1992. She served as an analyst from 1994 through 2001 and has served as a private client manager in the Private Portfolio Group since 2001.

Segment managers

Valerie Bannon, CFA, investment officer of Western Asset and director of Western Asset, is co-manager of the Balanced All Cap Growth and Value Fund’s Fixed Income segment — Government Securities Management. Ms. Bannon has been responsible for this segment since the fund’s inception. Ms. Bannon has been a portfolio manager with the manager or its predecessor firms since 1998 and serves as a portfolio manager of other Legg Mason Partners funds.

Alan J. Blake is an investment officer of CAM N.A. and a managing director of CAM N.A. He has been responsible for the Large Cap Growth segments of the Global All Cap Growth and Value Fund and the Large Cap Growth and Value Fund since the inception of those funds. He has been responsible for the All Cap Growth segments of the Balanced All Cap Growth and Value Fund and the All Cap and International Fund since their inception and the All Cap Growth and Value Fund since January 2004. Mr. Blake has been a portfolio manager with CAM N.A. or its predecessor firms since 1991 and serves as a portfolio manager of other Legg Mason Partners funds.

Ellen S. Cammer, investment officer of Western Asset and managing director of Western Asset, is co-manager of the Balanced All Cap Growth and Value Fund’s Fixed Income segment — Government Securities Management. Ms. Cammer has been responsible for this segment since the fund’s inception. Ms. Cammer has been a portfolio manager with the manager or its predecessor firms since 1982 and serves as a portfolio manager of other Legg Mason Partners funds.

Robert Feitler, Jr., investment officer of CAM N.A. and a director of CAM N.A., is co-manager of the Large Cap Value segments of the Large Cap Growth and Value Fund and the Global All Cap Growth and Value Fund since August 2004. Mr. Feitler has been a portfolio manager and analyst with CAM N.A. or its predecessors since 1995 and serves as a portfolio manager of other Legg Mason Partners funds.

Richard Freeman is an investment officer of CAM N.A. and a managing director of CAM N.A. He has been responsible for the Multi-Cap Growth segment of the Global All Cap Growth and Value Fund since January 2004. He has been responsible for the All Cap Growth segments of the Balanced All Cap Growth and Value Fund and All Cap and International Fund since their inception and the All Cap Growth and Value Fund since January 2004. Mr. Freeman has been a portfolio manager with CAM N.A. or its predecessor firms since 1983 and serves as a portfolio manager of other Legg Mason Partners funds.

John Goode is an investment officer of CAM N.A. and a managing director of CAM N.A. He has been responsible for the All Cap Value segments of the Balanced All Cap Growth and Value Fund and All Cap and International Fund since their inception and the All Cap Growth and Value Fund since January 2004. Mr. Goode has been a portfolio manager with CAM N.A. or its predecessor firms since 1995 and serves as a portfolio manager of other Legg Mason Partners funds.

44         Legg Mason Partners Mutual Funds

Peter J. Hable is an investment officer of CAM N.A. and a managing director of CAM N.A. He has been responsible for the All Cap Value segments of the Balanced All Cap Growth and Value Fund and All Cap and International Fund since their inception and the All Cap Growth and Value Fund since January 2004. Mr. Hable has been with CAM N.A. or its predecessor firms since 1999 and serves as a portfolio manager of other Legg Mason Partners funds.

Mark McAllister, investment officer of CAM N.A. and a managing director of CAM N.A., is co-manager of the Large Cap Value segments of the Large Cap Growth and Value Fund and the Global All Cap Growth and Value Fund since August 2004. Mr. McAllister has been a portfolio manager with CAM N.A. since 1999 and serves as a portfolio manager of other Legg Mason Partners funds.

Jeffrey Russell, CFA, is an investment officer of CAM N.A. and a managing director of CAM N.A. He has been responsible for the International — ADR segment of the Global All Cap Growth and Value Fund since January 2004. Mr. Russell has 21 years of securities business experience and serves as a portfolio manager of other Legg Mason Partners funds.

Sarah H. Ketterer is the chief executive officer of Causeway and is a portfolio manager of the portion of the All Cap and International Fund managed by Causeway (the “Causeway Portfolio”). She is responsible for investment research in the global financials and healthcare sectors. Ms. Ketterer co-founded Causeway in June 2001. From November 1996 to June 2001, Ms. Ketterer was a managing director of the Hotchkis and Wiley division of Merrill Lynch Investment Managers (“HW-MLIM”) and co-head of the HW-MLIM International and Global Value Equity Team.

Harry W. Hartford is the president of Causeway and is a portfolio manager of the Causeway Portfolio. He is responsible for investment research in the global financials and materials sectors. Mr. Hartford co-founded Causeway in June 2001. From 1996 to June 2001, Mr. Hartford was a managing director of HW-MLIM and co-head of the HW-MLIM International and Global Value Equity Team.

James A. Doyle is a director of Causeway and a portfolio manager of the Causeway Portfolio. He is responsible for investment research in the global consumer discretionary, financials, and information technology sectors. Mr. Doyle joined Causeway in June 2001. From 1997 to June 2001, Mr. Doyle was a vice president and head of investment research for the HW-MLIM International and Global Value Equity Team.

Jonathan P. Eng is a vice president of Causeway and a portfolio manager of the Causeway Portfolio. He is responsible for investment research in the global consumer discretionary, industrials and materials sectors. Mr. Eng joined Causeway in July 2001. From 1997 to July 2001, Mr. Eng was an equity research associate for the HW-MLIM International and Global Value Equity Team.

Kevin Durkin is a vice president of Causeway and a portfolio manager of the Causeway Portfolio. He is responsible for investment research in the global consumer staples, industrials, and energy sectors. Mr. Durkin joined Causeway in July 2001. From 1999 to July 2001, Mr. Durkin was an equity research associate for the HW-MLIM International and Global Value Equity Team.

The SAI provides additional information about the compensation of the coordinating portfolio managers and the segment managers, other accounts they manage, and any fund shares held by the portfolio managers, and has more detailed information about the manager, the subadvisers and other fund service providers.

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Management fees

For the fiscal year ended April 30, 2006, SBFM (each fund’s prior manager) received management fees, after applicable voluntary waivers and reimbursements, from each fund equal to the percentage of the average daily net assets of the fund listed below:

Fund	Effective Fee Rate
All Cap Growth and Value Fund	0.75%
All Cap and International Fund	0.07%
Balanced All Cap Growth and Value Fund	0.51%
Global All Cap Growth and Value Fund	0.75%
Large Cap Growth and Value Fund	0.73%

Distribution plans

Legg Mason Investor Services (“LMIS”), a wholly owned broker-dealer subsidiary of Legg Mason, and Citigroup Global Markets Inc. (“CGMI”) serve as each fund’s co-distributors. Each fund has adopted a Rule 12b-1 distribution plan for its Class A, B and C shares. Under the plans, each fund pays distribution and/or service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

In addition, the distributors may make payments for distribution and/or shareholder servicing activities out of their past profits and other available sources. The distributors may also make payments for marketing, promotional or related expenses. The amount of these payments is determined by the distributors and may be substantial. The manager or an affiliate may make similar payments under similar arrangements.

The payments described above are often referred to as “revenue sharing payments.” The recipients of such payments may include a fund’s distributors and other affiliates of the manager, broker/dealers, financial institutions and other financial intermediaries through which investors may purchase shares of a fund. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a fund to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.

Transfer agent and shareholder servicing agent

PFPC, Inc. (the “transfer agent”), located at 4400 Computer Drive, Westborough, Massachusetts 01581, serves as each fund’s transfer agent and shareholder servicing agent. The transfer agent maintains the shareholder account records for the fund, handles certain communications between shareholders and the fund and distributes dividends and distribution payable by the fund.

Recent developments

On May 31, 2005, the SEC issued an order in connection with the settlement of an administrative proceeding against SBFM and CGMI relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that CAM, the Citigroup business unit that, at the time, included SBFM

46         Legg Mason Partners Mutual Funds

and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGMI would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Fund’s Board selected a new transfer agent for the Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

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Choosing a class of shares to buy

You can choose among four classes of shares: Classes A, B, C and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. When choosing which class of shares to buy, you should consider:

■	How much you plan to invest.
■	How long you expect to own the shares.
■	The expenses paid by each class detailed in the Fee tables and Examples in this Prospectus.
■	Whether you qualify for any reduction or waiver of sales charges.

If you are choosing between Class A and Class B shares, it will in almost all cases be the more economical choice for you to purchase Class A shares if you plan to purchase shares in an amount of $50,000 or more (whether in a single purchase or through aggregation of eligible holdings). This is because of the reduced sales charge available on larger investments of Class A shares and the lower ongoing expenses of Class A shares compared to Class B shares.

You may buy shares from:

■	Certain broker-dealers, financial intermediaries, financial institutions or a distributor’s financial advisors (each called a “Service Agent”).
■	A fund, but only if you are investing through certain qualified plans or Service Agents.

Not all classes of shares are available through all Service Agents. You should contact your Service Agent for further information.

Investment minimums

Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

	Initial		Additional
	Classes A, B, C	Class Y	All Classes
General	$1,000	$15 million	$50

IRAs, Self Employed Retirement Plans, Uniform Gifts or Transfers to Minor Accounts	$250	$15 million	$50

Qualified Retirement Plans*	$25	$15 million	$25

Programs offered by third-party intermediaries, including asset allocation programs, wrap account programs, fee-based programs and unified managed account programs or individual accounts within such programs	$1	n/a	$1

Monthly Systematic Investment Plans	$25	n/a	$25

Quarterly Systematic Investment Plans	$50	n/a	$50

*	Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans

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Comparing the funds’ classes

Your Service Agent can help you decide which class meets your goals. The Service Agent may receive different compensation depending upon which class you choose.

	Class A	Class B	Class C	Class Y
Key features	■ Initial sales charge ■ You may qualify for reduction or waiver of initial sales charge ■ Lower annual expenses than Class B and Class C	■ No initial sales charge ■ Deferred sales charge declines over time ■ Converts to Class A after 8 years ■ Higher annual expenses than Class A	■ No initial sales charge ■ Deferred sales charge for only 1 year ■ Does not convert to Class A ■ Higher annual expenses than Class A	■ No initial or deferred sales charge ■ Must invest at least $15 million ■ Lower annual expenses than the other classes
Initial sales charge	Up to 5.00%; reduced for large purchases and waived for certain investors. No charge for purchases of $1,000,000 or more	None	None	None
Deferred sales charge	1.00% on purchases of $1,000,000 or more if you redeem within 1 year of purchase	Up to 5.00% charged when you redeem shares. The charge is reduced over time and there is no deferred sales charge after 5 years	1.00% if you redeem within 1 year of purchase	None
Annual distribution and service fees	0.25% of average daily net assets	1.00% of average daily net assets	1.00% of average daily net assets	None
Exchange privilege*	Class A shares of most Legg Mason Partners funds	Class B shares of most Legg Mason Partners funds	Class C shares of most Legg Mason Partners funds	Class Y shares of most Legg Mason Partners funds
*	Ask your Service Agent for the Legg Mason Partners funds available for exchange.

More information about the funds’ classes of shares is available through the Legg Mason Partners Mutual Funds’ website. You’ll find detailed information about sales charges and ways you can qualify for reduced or waived sales charges, including:

■	the front-end sales charges that apply to the purchase of Class A shares
■	the deferred sales charges that apply to the redemption of Class B shares, Class C shares and Class A shares (within one year for purchases at no sales charge)
■	who qualifies for lower sales charges on Class A shares
■	who qualifies for a sales load waiver

Go to http://www.leggmason.com/InvestorServices and click on the name of a fund.

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Sales charges

Class A shares

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on a fund’s distributions or dividends you reinvest in additional Class A shares.

The table below shows the rate of sales charge you pay, depending on the amount you purchase. The table below also shows the amount of broker/dealer compensation that is paid out of the sales charge. This compensation includes commissions received by Service Agents that sell shares of the funds. For shares sold by LMIS, LMIS will receive the sales charge imposed on purchases of Class A shares (or any deferred sales charge paid on redemptions) and will retain the full amount of such sales charge. For shares sold by CGMI, CGMI will receive the sales charge imposed on purchases of Class A shares and will retain an amount equal to the broker-dealer commission paid out of the sales charge. CGMI will pay up to 10% of the sales charge to LMIS. Service Agents also will receive the service fee payable on Class A shares at an annual rate equal to 0.25% of the average daily net assets represented by the Class A shares serviced by them.

Amount of purchase	Sales Charge as a % of offering price (%)	Sales Charge as a % of net amount invested (%)	Broker/Dealer Commission as a % of offering price (%)
Less than $25,000	5.00	5.26	4.50

$25,000 but less than $50,000	4.25	4.44	3.83

$50,000 but less than $100,000	3.75	3.90	3.38

$100,000 but less than $250,000	3.25	3.36	2.93

$250,000 but less than $500,000	2.75	2.83	2.48

$500,000 but less than $1,000,000	2.00	2.04	1.80

$1,000,000 or more	-0-	-0-	up to 1.00	*

*	A distributor may pay up to 1.00% to a Service Agent for purchase amounts of $1 million or more and for purchases by certain retirement plans with an omnibus relationship with the fund. In such cases, starting in the thirteenth month after purchase, the Service Agent will also receive the annual distribution and service fee of up to 0.25% of the average daily net assets represented by the Class A shares held by its clients. Prior to the thirteenth month, a distributor will retain the distribution and service fee. Where the Service Agent does not receive the payment of this commission, the Service Agent will instead receive the annual distribution and service fee starting immediately after purchase. In certain cases, the Service Agent may receive both a payment of the commission as well as the annual distribution and service fee starting immediately after purchase. Please contact your Service Agent for more information.

Investments of $1,000,000 or more

You do not pay an initial sales charge when you buy $1,000,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1.00%. If you did not pay an initial sales charge when buying Class A shares due to a waiver applicable to purchases by qualified and non-qualified retirement plans with an omnibus relationship with the fund, you will not be subject to a deferred sales charge.

50         Legg Mason Partners Mutual Funds

Qualifying for a reduced Class A sales charge

There are several ways you can combine multiple purchases of Class A shares of Legg Mason Partners funds to take advantage of the breakpoints in the sales charge schedule. In order to take advantage of reductions in sales charges that may be available to you when you purchase fund shares, you must inform your Service Agent or the transfer agent if you have entered into a letter of intent or a right of accumulation and if there are other accounts in which there are holdings eligible to be aggregated with your purchase.

You may need to provide certain records, such as account statements for accounts held by family members or accounts you hold at another broker-dealer or financial intermediary, in order to verify your eligibility for reduced sales charges.

■	Accumulation privilege – lets you combine the current value of Class A shares of a fund with all other shares of Legg Mason Partners funds that are owned by:
☐	you; or
☐	your spouse and children under the age of 21; and

that are offered with a sales charge, with the dollar amount of your next purchase of Class A shares for purposes of calculating the initial sales charge.

Shares of Smith Barney money market funds (other than money market fund shares acquired by exchange from other Legg Mason Partners funds offered with a sales charge and shares of those money market fund shares noted below) and Legg Mason Partners S&P 500 Index Fund may not be combined.

However, shares of Legg Mason Partners Exchange Reserve Fund and Class C shares of Legg Mason Partners Adjustable Rate Income Fund, Legg Mason Partners Inflation Management Fund, Legg Mason Partners Intermediate Maturity California Municipals Fund, Legg Mason Partners Intermediate Maturity New York Municipals Fund, Legg Mason Partners Limited Term Municipals Fund, Smith Barney Money Funds, Inc. — Cash and Government Portfolios, Legg Mason Partners Short Duration Municipal Income Fund, and Legg Mason Partners Short-Term Investment Grade Bond Fund are not offered with a sales charge, but may be combined.

If your current purchase order will be placed through a Smith Barney Financial Advisor, you may also combine eligible shares held in accounts with a different Service Agent. If you hold shares of Legg Mason Partners funds in accounts at two or more different Service Agents, please contact your Service Agents to determine which shares may be combined. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

■	Letter of intent – lets you purchase Class A shares of Legg Mason Partners funds over a 13-month period and pay the same sales charge on Class A shares, if any, as if all shares had been purchased at once. At the time you enter into the letter of intent, you select your asset goal amount. Generally, purchases of any Legg Mason Partners fund shares that are subject to a sales charge and are purchased during the 13-month period by
☐	you; or
☐	your spouse and children under the age of 21

are eligible for inclusion under the letter, based on the public offering price at the time of the purchase, and any capital appreciation on those shares.

You may also backdate your letter up to 90 days in which case eligible purchases made during that period will be treated as purchases made under the letter. In addition, you can

Legg Mason Partners Multiple Discipline Funds         51

include towards your asset goal amount the current value of any eligible purchases that were made prior to the date of entering into the letter of intent and are still held.

If you are setting up your letter of intent through a Smith Barney Financial Advisor, you may also include eligible shares held in accounts with a different Service Agent. If you hold shares of Legg Mason Partners funds in accounts at two or more different Service Agents, please contact your Service Agents to determine which shares may be combined. Shares of Smith Barney money market funds (other than money market fund shares acquired by exchange from other Legg Mason Partners funds offered with a sales charge and shares of those money market funds noted below) and Legg Mason Partners S&P 500 Index Fund may not be combined. However, shares of Legg Mason Partners Exchange Reserve Fund and Class C shares of Legg Mason Partners Adjustable Rate Income Fund, Legg Mason Partners Inflation Management Fund, Legg Mason Partners Intermediate Maturity California Municipals Fund, Legg Mason Partners Intermediate Maturity New York Municipals Fund, Legg Mason Partners Limited Term Municipals Fund, Smith Barney Money Funds, Inc. — Cash and Government Portfolios, Legg Mason Partners Short Duration Municipal Income Fund, and Legg Mason Partners Short-Term Investment Grade Bond Fund, although not offered with a sales charge, may be combined.

If you do not meet your asset goal amount, shares in the amount of any sales charges due, based on the amount of your actual purchases, will be redeemed from your account.

Waivers for certain Class A investors

Class A initial sales charges are waived for certain types of investors, including:

■	Employees of NASD members
■	Investors participating in “wrap fee” or asset allocation programs or other fee-based arrangements sponsored by affiliated and non-affiliated broker-dealers and other financial institutions that have entered into agreements with CGMI
■	Investors who redeemed Class A shares of a Legg Mason Partners fund in the past 60 days, if the investor’s Service Agent is notified

If you qualify for a waiver of the Class A initial sales charge, you must notify your Service Agent or the transfer agent at the time of purchase.

If you want to learn about additional waivers of Class A initial sales charges, contact your Service Agent, consult the SAI or look at the Legg Mason Partners Mutual Funds’ website: http://www.leggmason.com/InvestorServices and click on the name of the fund.

Class B shares

You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within five years of your purchase payment, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase payment increases.

Year after purchase	1st	2nd	3rd	4th	5th	6th through 8th
Deferred sales charge	5%	4%	3%	2%	1%	0%

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LMIS will pay Service Agents, including CGMI, selling Class B shares a commission of up to 4.00% of the purchase price of the Class B shares they sell and LMIS will retain the deferred sales charges. Service Agents also receive a service fee at an annual rate equal to 0.25% of the average daily net assets represented by the Class B shares serviced by them.

Class B conversion

After eight years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

Shares issued: At initial purchase	Shares issued: On reinvestment of dividends and distributions	Shares issued: Upon exchange from another Legg Mason Partners fund
Eight years after the date of purchase payment	In same proportion as the number of Class B shares converting is to total Class B shares you own (excluding shares issued as dividends)	On the date the shares originally acquired would have converted into Class A shares

Class C shares (available through certain Service Agents)

You buy Class C shares at net asset value without paying an initial sales charge. However, if you redeem your Class C shares within one year of purchase, you will pay a deferred sales charge of 1.00%.

LMIS will pay Service Agents selling Class C shares a commission of up to 1.00% of the purchase price of the Class C shares they sell and will retain the deferred sales charges and the distribution and service fee until the thirteenth month after purchase. Starting in the thirteenth month after purchase, Service Agents will receive an annual fee of up to 1.00% of the average daily net assets represented by the Class C shares serviced by them.

Class Y shares (available through certain Service Agents)

You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this minimum requirement by buying Class Y shares of a fund over a 13-month period. To qualify, you must initially invest at least $5,000,000.

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More about deferred sales charges

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore, you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

■	Shares exchanged for shares of another Legg Mason Partners fund
■	Shares representing reinvested distributions and dividends
■	Shares no longer subject to the deferred sales charge

Each time you place a request to redeem shares, a fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares of a Legg Mason Partners fund in the past 60 days and paid a deferred sales charge, you may buy shares of a fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Service Agent.

The funds’ distributors receive deferred sales charges as partial compensation for their expenses in selling shares, including the payment of compensation to your Service Agent.

Deferred sales charge waivers

The deferred sales charge for each share class will generally be waived:

■	On payments made through certain systematic withdrawal plans
■	On certain distributions from a retirement plan
■	For involuntary redemptions of small account balances
■	For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Service Agent, consult the SAI or look at the Legg Mason Partners Mutual Funds’ website: http://www.leggmason.com/InvestorServices and click on the name of the fund.

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Buying shares

Through a Service Agent

You should contact your Service Agent to open a brokerage account and make arrangements to buy shares. If you do not provide the following information, your order will be rejected:

■ Class of shares being bought

■ Dollar amount or number of shares being bought

Your Service Agent may charge an annual account maintenance fee.

Through the funds

Qualified retirement plans and certain other investors who are clients of certain Service Agents are eligible to buy shares directly from a fund.

■ Write the fund at the following address:

Legg Mason Partners Investment Funds, Inc. —

Legg Mason Partners Multiple Discipline Funds

(Specify fund and class of shares)

c/o PFPC Inc.

P.O. Box 9699

Providence, RI 02940-9699

■ Enclose a check to pay for the shares. For initial purchases, complete and send an account application.

■ For more information, please call Shareholder Services at 1-800-451-2010.

Through a systematic investment plan

You may authorize your Service Agent or the transfer agent to transfer funds automatically from (i) a regular bank account, (ii) cash held in a brokerage account opened with a Service Agent or (iii) certain money market funds, in order to buy shares on a regular basis.

■ Amounts transferred should be at least $25 monthly or $50 quarterly.

■ If you do not have sufficient funds in your account on a transfer date, your Service Agent or the transfer agent may charge you a fee.

For more information, contact your Service Agent or the transfer agent or consult the SAI.

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Exchanging shares

Legg Mason Partners offers a distinctive family of funds tailored to help meet the varying needs of both large and small investors

You should contact your Service Agent to exchange into other Legg Mason Partners funds. Be sure to read the prospectus of the Legg Mason Partners fund into which you are exchanging. An exchange is a taxable transaction.

■ You may exchange shares only for shares of the same class of another Legg Mason Partners fund. Not all Legg Mason Partners funds offer all classes.

■ Not all Legg Mason Partners funds may be offered in your state of residence. Contact your Service Agent or the transfer agent for further information.

■ Exchanges of Class A, Class B and Class C shares are subject to minimum investment requirements (except for systematic investment plan exchanges), and all shares are subject to the other requirements of the fund into which exchanges are made.

■ If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the exchange is effective.

■ A fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.

Waiver of additional sales charges

Your shares will not be subject to an initial sales charge at the time of the exchange.

Your deferred sales charge (if any) will continue to be measured from the date of your original purchase of shares subject to a deferred sales charge. If the fund into which you exchange has a higher deferred sales charge, you will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.

By telephone

If you do not have a brokerage account with a Service Agent, you may be eligible to exchange shares through a fund. You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York Stock Exchange (“NYSE”) is open. Shareholders should call Shareholder Services at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time). Requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

You can make telephone exchanges only between accounts that have identical registrations.

By mail	If you do not have a brokerage account, contact your Service Agent or write to the transfer agent at the address on the following page.

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Redeeming shares

Generally

Contact your Service Agent to redeem shares of a fund.

If you hold share certificates, the transfer agent must receive the certificates endorsed for transfers with signed stock powers before the redemption is effective.

If the shares are held by a fiduciary or corporation, other documents may be required.

Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 10 days.

If you have a brokerage account with a Service Agent, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.

By mail

For accounts held directly at a fund, send written requests to the fund at the following address:

Legg Mason Partners Investment Funds, Inc.

Legg Mason Partners Multiple Discipline Funds

(Specify fund and class of shares)

c/o PFPC Inc.

P.O. Box 9699

Providence, RI 02940-9699

Your written request must provide the following:

■ The fund name and your account number

■ The class of shares and the dollar amount or number of shares to be redeemed

■ Signatures of each owner exactly as the account is registered

By telephone

If you do not have a brokerage account with a Service Agent, you may be eligible to redeem shares in amounts up to $50,000 per day through the fund. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by telephone on any day the NYSE is open. Shareholders should call Shareholder Services at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time). Requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

Your redemption proceeds can be sent by check to your address of record or by wire or electronic transfer (ACH) to a bank account designated on your authorization form. You must submit a new authorization form to change the bank account designated to receive

Legg Mason Partners Multiple Discipline Funds         57

wire or electronic transfers and you may be asked to provide certain other documents. The transfer agent may charge a fee on a wire or an electronic transfer (ACH).

Automatic cash withdrawal plans

You can arrange for the automatic redemption of a portion of your shares on a monthly or quarterly basis. To qualify you must own fund shares with a value of at least $10,000 ($5,000 for retirement plan accounts) and each automatic redemption must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed 1.00% per month of the value of your shares subject to a deferred sales charge.

The following conditions apply:

■ Your shares must not be represented by certificates

■ All dividends and distributions must be reinvested

For more information, contact your Service Agent or consult the SAI.

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Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

■	Name of the fund
■	Your account number
■	Class of shares being bought, exchanged or redeemed
■	Dollar amount or number of shares being bought, exchanged or redeemed
■	Signature of each owner exactly as the account is registered

The funds’ transfer agent will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine, including recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither the funds nor the transfer agent will bear any liability for such transactions.

Signature guarantees

To be in good order, your redemption request must include a signature guarantee if you:

■	Are redeeming over $50,000
■	Are sending signed share certificates or stock powers to the transfer agent
■	Instruct the transfer agent to mail the check to an address different from the one on your account
■	Changed your account registration
■	Want the check paid to someone other than the account owner(s)
■	Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

Each fund has the right to:

■	Suspend the offering of shares
■	Waive or change minimum and additional investment amounts
■	Reject any purchase or exchange order
■	Change, revoke or suspend the exchange privilege
■	Suspend telephone transactions
■	Suspend or postpone redemptions of shares on any day when trading on the NYSE is restricted, or as otherwise permitted by the SEC
■	Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

Small account balances/Mandatory redemptions

If at any time the aggregate net asset value of the fund shares in your account is less than $500 for any reason (including solely due to declines in net asset value and/or failure to invest at least $500 within a reasonable period), each fund reserves the right to ask you to bring your account up to the applicable minimum investment amount as determined by your Service Agent. In such case you shall be notified in writing and will have 60 days to

Legg Mason Partners Multiple Discipline Funds         59

make an additional investment to bring your account value up to the required level. If you choose not to do so within this 60 day period, the fund may close your account and send you the redemption proceeds. In the event your account is closed due to a failure to increase your balance to the minimum required amount, you will not be eligible to have your account subsequently reinstated without imposition of any sales charges that may apply to your new purchase. The funds may, with prior notice, change the minimum size of accounts subject to mandatory redemption, which may vary by class, or implement fees for small accounts.

The funds may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

For more information, contact your Service Agent or the transfer agent or consult the SAI.

Frequent purchases and sales of fund shares

Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of a fund’s portfolio by its portfolio managers, increase portfolio transaction costs, and have a negative effect on a fund’s long-term shareholders. For example, in order to handle large flows of cash into and out of a fund, the portfolio managers may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the fund’s investment objective. Frequent trading may cause a fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from a fund’s performance. In addition, the return received by long-term shareholders may be reduced when trades by other shareholders are made in an effort to take advantage of certain pricing discrepancies, when, for example, it is believed that a fund’s share price, which is determined at the close of the NYSE on each trading day, does not accurately reflect the value of the fund’s portfolio securities. Funds investing in foreign securities have been particularly susceptible to this form of arbitrage, but other funds could also be affected.

Because of the potential harm to the funds and their long-term shareholders, the Board of Directors of Legg Mason Partners Investment Funds, Inc., of which the funds are series, has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, a fund may limit additional exchanges or purchases of fund shares by shareholders who are believed by the manager to be engaged in these abusive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of fund shares. For this reason, the Board has not adopted any specific restrictions on purchases and sales of fund shares, but the funds reserve the right to reject any exchange or purchase of fund shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what the manager believes to be obvious market-timing, the manager will seek to block future purchases and exchanges of fund shares by that account. Where surveillance of a particular account indicates activity that the manager believes could be either abusive or for legitimate purposes, a fund may permit the account holder to justify the activity.

60         Legg Mason Partners Mutual Funds

The policies apply to any account, whether an individual account or accounts with financial intermediaries such as investment advisers, broker/dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds fund shares for a number of its customers in one account. Each fund’s ability to monitor trading in omnibus accounts may, however, be severely limited due to the lack of access to an individual investor’s trading activity when orders are placed through these types of accounts. There may also be operational and technological limitations on the ability of a fund’s service providers to identify or terminate frequent trading activity within the various types of omnibus accounts.

Each fund’s policies also require personnel such as portfolio managers and investment staff to report any abnormal or otherwise suspicious investment activity, and prohibits short-term trades by such personnel for their own account in mutual funds managed by the manager and its affiliates, other than money market funds. Additionally, each fund has adopted policies and procedures to prevent the selective release of information about a fund’s portfolio holdings, as such information may be used for market-timing and similar abusive practices.

Each fund’s policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Board reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by a fund or other techniques that may be adopted in the future may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if a fund is unable to detect and deter trading abuses, a fund’s performance and its long-term shareholders may be harmed. In addition, because the funds have not adopted any specific limitations or restrictions on the trading of fund shares, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from frequent trading of fund shares, even when the trading is not for abusive purposes. Each fund will provide advance notice to shareholders and prospective investors of any specific restrictions on the trading of fund shares that the Board may adopt in the future.

Share certificates

Share certificates for the funds will no longer be issued. If you currently hold share certificates of a fund, such certificates will continue to be honored.

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Dividends, distributions and taxes

Dividends and distributions

Each fund generally pays dividends and makes distributions of capital gains, if any, once a year, typically in December. A fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Each fund expects distributions to be primarily from capital gains. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Service Agent or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to your Service Agent or the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes

In general, redeeming shares, exchanging shares and receiving dividends and distributions (whether in cash or additional shares) are all taxable events. The following table summarizes the tax status to you of certain transactions related to the funds.

Transaction	Federal tax status
Redemption or exchange of shares	Usually capital gain or loss; long- term only if shares owned more than one year

Long-term capital gain distributions	Long-term capital gain

Dividends	Ordinary income (potentially taxable at long-term capital gain rates)

Distributions attributable to short-term capital gains are treated as dividends, taxable as ordinary income. Taxable dividends and long-term capital gain distributions are taxable whether received in cash or reinvested in fund shares. Although dividends (including dividends from short-term capital gains) are generally taxable as ordinary income for taxable years beginning on or before December 31, 2010, individual shareholders who satisfy certain holding period and other requirements are taxed on such dividends at long-term capital gain rates to the extent the dividends are attributable to “qualified dividend income” received by the fund. “Qualified dividend income” generally consists of dividends received from U.S. corporations (other than dividends from tax exempt organizations and certain dividends from real estate investment trusts and other regulated investment companies) and certain foreign corporations. Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when a fund is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, each fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the funds with your correct taxpayer identification number and

62         Legg Mason Partners Mutual Funds

any required certifications, you may be subject to back-up withholding on your distributions, dividends and redemption proceeds. Because each shareholder’s circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in a fund.

The above discussion is applicable to shareholders who are U.S. persons. If you are a non-U.S. person, please consult your own tax adviser with respect to the U.S. tax consequences to you of an investment in a fund.

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Share price

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. Each fund’s net asset value is the value of its assets minus its liabilities divided by the number of shares outstanding. Net asset value is calculated separately for each class of shares. Each fund calculates its net asset value every day the NYSE is open. This calculation is done when regular trading closes on the NYSE (normally 4 p.m., Eastern time). The NYSE is closed on certain holidays listed in the SAI.

The Board of Directors of Legg Mason Partners Investment Funds, Inc., of which the funds are series, has approved procedures to be used to value a fund’s securities for the purposes of determining the fund’s net asset value. The valuation of a fund’s securities is determined in good faith by or under the direction of the Board of Directors. The Board of Directors has delegated certain valuation functions for each fund to the manager.

Each fund generally values its securities based on market prices determined at the close of regular trading on the NYSE. Each fund’s currency valuations, if any, are done as of when the London stock exchange closes, which is usually at 12 noon Eastern time. For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by a fund’s Board using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent pricing service approved by the funds’ Board, which may use a matrix, formula or other objective method that takes into account consideration market indices, yield curves and other specific adjustments. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If vendors are unable to supply a price, or if the price supplied is deemed by the manager to be unreliable, the market price may be determined using quotations received from one or more broker/dealers that make a market in the security. When such prices or quotations are not available, or when the manager believes that they are unreliable, the manager may price securities using fair value procedures approved by the Board. Because the funds may invest in securities of small capitalization companies — some of which may be thinly traded, for which market quotations may not be readily available or may be unreliable — the funds may use fair valuation procedures more frequently than funds that invest primarily in securities that are more liquid, such as securities of large capitalization domestic issues. Each fund may also use fair value procedures if the manager determines that a significant event has occurred between the time at which a market price is determined and the time at which a fund’s net asset value is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before a fund prices its shares. Each fund uses a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by the manager from time to time.

64         Legg Mason Partners Mutual Funds

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that a fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value.

In order to buy, redeem or exchange shares at that day’s price, you must place your order with your Service Agent or the transfer agent before the NYSE closes. If the NYSE closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day’s price.

Service Agents must transmit all properly received orders to buy, exchange or redeem shares to the transfer agent before the transfer agent’s close of business.

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Financial highlights

The financial highlights tables are intended to help you understand the performance of each fund’s classes for the past five years (or inception if less than five years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables has been derived from the funds’ financial statements which were audited by KPMG LLP, independent registered public accounting firm, whose reports, along with each fund’s financial statements, are included in the annual reports (available upon request).

For a Class A share of capital stock outstanding throughout each year ended April 30, unless otherwise noted:

All Cap Growth and Value Fund

Class A Shares(1)	2006	2005	2004	2003	2002
Net asset value, beginning of year	$8.02	$7.96	$6.32	$7.89	$9.23

Income (loss) from operations:
Net investment income (loss)	0.01	0.01	(0.03)	(0.02)	(0.05)
Net realized and unrealized gain (loss)	1.39	0.05	1.67	(1.55)	(1.29)

Total income (loss) from operations	1.40	0.06	1.64	(1.57)	(1.34)

Net asset value, end of year	$9.42	$8.02	$7.96	$6.32	$7.89

Total return(2)	17.46%	0.75%	25.95%	(19.90)%	(14.52)%

Net assets, end of year (000s)	$91,562	$84,629	$48,352	$25,273	$37,371

Ratios to average net assets:
Gross expenses	1.21%	1.20%	1.19%	1.20%	1.21%
Gross expenses, excluding interest expense	1.20	—	—	—	—
Net expenses(3)	1.19 (4)	1.18 (4)	1.19	1.20	1.21
Net expenses, excluding interest expense(3)	1.19 (4)	—	—	—	—
Net investment income (loss)	0.06	0.14	(0.36)	(0.37)	(0.64)

Portfolio turnover rate	24%	15%	125%	47%	35%

(1)	Per share amounts have been calculated using the average shares method.
(2)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class A shares will not exceed 1.40%.
(4)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.

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For a Class B share of capital stock outstanding throughout each year ended April 30, unless otherwise noted:

All Cap Growth and Value Fund

Class B Shares(1)	2006	2005	2004	2003	2002
Net asset value, beginning of year	$7.74	$7.73	$6.18	$7.78	$9.18

Income (loss) from operations:
Net investment loss	(0.06)	(0.05)	(0.08)	(0.07)	(0.11)
Net realized and unrealized gain (loss)	1.34	0.06	1.63	(1.53)	(1.29)

Total income (loss) from operations	1.28	0.01	1.55	(1.60)	(1.40)

Net asset value, end of year	$9.02	$7.74	$7.73	$6.18	$7.78

Total return(2)	16.54%	0.13%	25.08%	(20.57)%	(15.25)%

Net assets, end of year (000s)	$71,865	$73,331	$56,434	$39,445	$61,693

Ratios to average net assets:
Gross expenses	1.97%	1.97%	1.94%	1.97%	1.93%
Gross expenses, excluding interest expense	1.96	—	—	—	—
Net expenses(3)	1.95 (4)	1.94 (4)	1.94	1.97	1.93
Net expenses, excluding interest expense(3)	1.95 (4)	—	—	—	—
Net investment loss	(0.70)	(0.62)	(1.13)	(1.14)	(1.36)

Portfolio turnover rate	24%	15%	125%	47%	35%

(1)	Per share amounts have been calculated using the average shares method.
(2)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class B shares will not exceed 2.15%.
(4)	The investment manager voluntarily waived a portion of its fee and/or reimbursed expenses.

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For a Class C share of capital stock outstanding throughout each year ended April 30, unless otherwise noted:

All Cap Growth and Value Fund

Class C Shares(1)	2006	2005	2004	2003	2002
Net asset value, beginning of year	$7.74	$7.74	$6.19	$7.78	$9.18

Income (loss) from operations:
Net investment loss	(0.06)	(0.05)	(0.08)	(0.07)	(0.11)
Net realized and unrealized gain (loss)	1.35	0.05	1.63	(1.52)	(1.29)

Total income (loss) from operations	1.29	0.00	1.55	(1.59)	(1.40)

Net asset value, end of year	$9.03	$7.74	$7.74	$6.19	$7.78

Total return(2)	16.67%	0.00%	25.04%	(20.44)%	(15.25)%

Net assets, end of year (000s)	$190,538	$215,024	$215,044	$176,460	$299,640

Ratios to average net assets:
Gross expenses	1.93%	1.95%	1.91%	1.93%	1.93%
Gross expenses, excluding interest expense	1.93	—	—	—	—
Net expenses(3)	1.91 (4)	1.92 (4)	1.91	1.93	1.93
Net expenses, excluding interest expense(3)	1.90 (4)	—	—	—	—
Net investment loss	(0.65)	(0.60)	(1.11)	(1.10)	(1.36)

Portfolio turnover rate	24%	15%	125%	47%	35%

(1)	Per share amounts have been calculated using the average shares method.
(2)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class C shares will not exceed 2.15%.
(4)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.

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For a Class Y share of capital stock outstanding throughout each year ended April 30, unless otherwise noted:

All Cap Growth and Value Fund

Class Y Shares(1)	2006	2005(2)
Net asset value, beginning of year	$8.03	$8.07

Income (loss) from operations:
Net investment income	0.04	0.01
Net realized and unrealized gain (loss)	1.40	(0.05)

Total income (loss) from operations	1.44	(0.04)

Net asset value, end of year	$9.47	$8.03

Total return(3)	17.93%	(0.50)%

Net assets, end of year (000s)	$13,105	$5,545

Ratios to average net assets:
Gross expenses	0.80%	0.81	%(4)
Gross expenses, excluding interest expense	0.80	—
Net expenses(5)	0.80 (6)	0.81	(4)
Net expenses, excluding interest expense(5)	0.80 (6)	—
Net investment income	0.45	0.29	(4)

Portfolio turnover rate	24%	15%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the period November 4, 2004 (inception date) to April 30, 2005.
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class Y shares will not exceed 0.99%.
(6)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.

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For a Class A share of capital stock outstanding throughout the year ended April 30, unless otherwise noted:

Global All Cap Growth and Value Fund

Class A Shares(1)	2006		2005		2004	2003	2002
Net asset value, beginning of year	$8.35		$8.17		$6.24	$7.52	$9.64

Income (loss) from operations:
Net investment income (loss)	0.01		0.04		(0.01)	(0.03)	(0.07)
Net realized and unrealized gain (loss)	1.68		0.14		1.94	(1.25)	(2.05)

Total income (loss) from operations	1.69		0.18		1.93	(1.28)	(2.12)

Net asset value, end of year	$10.04		$8.35		$8.17	$6.24	$7.52

Total return(2)	20.24%		2.20%		30.93%	(17.02)%	(21.99)%

Net assets, end of year (000s)	$46,030		$34,195		$18,263	$6,339	$10,768

Ratios to average net assets:
Gross expenses	1.28%		1.30%		1.28%	1.63%	1.35%
Net expenses	1.27	(3)(4)	1.26	(3)(4)	1.28	1.63	1.35
Net investment income (loss)	0.13		0.44		(0.11)	(0.54)	(0.84)

Portfolio turnover rate	29%		13%		96%	7%	2%

(1)	Per share amounts have been calculated using the average shares method.
(2)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.
(4)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class A shares will not exceed 1.40%.

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For a Class B share of capital stock outstanding throughout the year ended April 30, unless otherwise noted:

Global All Cap Growth and Value Fund

Class B Shares(1)	2006		2005		2004	2003	2002
Net asset value, beginning of year	$8.05		$7.94		$6.11	$7.43	$9.58

Income (loss) from operations:
Net investment loss	(0.06)		(0.03)		(0.08)	(0.07)	(0.13)
Net realized and unrealized gain (loss)	1.62		0.14		1.91	(1.25)	(2.02)

Total income (loss) from operations	1.56		0.11		1.83	(1.32)	(2.15)

Net asset value, end of year	$9.61		$8.05		$7.94	$6.11	$7.43

Total return(2)	19.38%		1.39%		29.95%	(17.77)%	(22.44)%

Net assets, end of year (000s)	$27,547		$22,975		$17,006	$10,274	$15,359

Ratios to average net assets:
Gross expenses	2.07%		2.08%		2.10%	2.40%	2.04%
Net expenses	2.06	(3)(4)	2.05	(3)(4)	2.10	2.40	2.04
Net investment loss	(0.67)		(0.35)		(1.05)	(1.31)	(1.54)

Portfolio turnover rate	29%		13%		96%	7%	2%

(1)	Per share amounts have been calculated using the average shares method.
(2)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.
(4)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class B shares will not exceed 2.15%.

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For a Class C share of capital stock outstanding throughout the year ended April 30, unless otherwise noted:

Global All Cap Growth and Value Fund

Class C Shares(1)	2006		2005		2004	2003	2002
Net asset value, beginning of year	$8.07		$7.95		$6.12	$7.43	$9.58

Income (loss) from operations:
Net investment loss	(0.05)		(0.03)		(0.08)	(0.07)	(0.13)
Net realized and unrealized gain (loss)	1.61		0.15		1.91	(1.24)	(2.02)

Total income (loss) from operations	1.56		0.12		1.83	(1.31)	(2.15)

Net asset value, end of year	$9.63		$8.07		$7.95	$6.12	$7.43

Total return(2)	19.33%		1.51%		29.90%	(17.63)%	(22.44)%

Net assets, end of year (000s)	$57,776		$62,485		$60,193	$52,173	$90,857

Ratios to average net assets:
Gross expenses	2.01%		2.07%		2.09%	2.27%	2.04%
Net expenses	1.98	(3)(4)	2.03	(3)(4)	2.09	2.27	2.04
Net investment loss	(0.59)		(0.35)		(1.10)	(1.18)	(1.54)

Portfolio turnover rate	29%		13%		96%	7%	2%

(1)	Per share amounts have been calculated using the average shares method.
(2)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.
(4)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class C shares will not exceed 2.15%.

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For a Class Y share of capital stock outstanding throughout the year ended April 30, unless otherwise noted:

Global All Cap Growth and Value Fund

Class Y Shares(1)	2006	2005(2)
Net asset value, beginning of year	$8.37	$8.36

Income (loss) from operations:
Net investment income	0.05	0.03
Net realized and unrealized gain (loss)	1.69	(0.02)

Total income from operations	1.74	0.01

Net asset value, end of year	$10.11	$8.37

Total return(3)	20.79%	0.12%

Net assets, end of year (000s)	$42,161	$12,679

Ratios to average net assets:
Gross expenses	0.84%	0.88	%(4)
Net expenses(5)	0.84 (6)	0.88	(4)
Net investment income	0.57	0.91	(4)

Portfolio turnover rate	29%	13%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the period November 4, 2004 (inception date) to April 30, 2005.
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class Y shares will not exceed 0.99%.
(6)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.

Legg Mason Partners Multiple Discipline Funds         73

For a Class A share of capital stock outstanding throughout each year ended April 30, unless otherwise noted:

Large Cap Growth and Value Fund

Class A Shares(1)	2006	2005	2004	2003	2002
Net asset value, beginning of year	$8.48	$8.55	$6.89	$9.55	$11.10

Income (loss) from operations:
Net investment income	0.04	0.08	0.02	0.06	0.03
Net realized and unrealized gain (loss)	0.98	(0.08)	1.71	(2.72)	(1.58)

Total income (loss) from operations	1.02	0.00	1.73	(2.66)	(1.55)

Less distributions from:
Net investment income	(0.04)	(0.07)	(0.07)	—	—

Total distributions	(0.04)	(0.07)	(0.07)	—	—

Net asset value, end of year	$9.46	$8.48	$8.55	$6.89	$9.55

Total return(2)	12.04%	0.03%	25.09%	(27.85)%	(13.96)%

Net assets, end of year (000s)	$40,182	$48,932	$56,898	$51,360	$93,551

Ratios to average net assets:
Gross expenses	1.22%	1.26%	1.16%	1.19%	1.18%
Gross expenses, excluding interest expense	1.22	—	—	—	—
Net expenses(3)	1.20 (4)	1.18 (4)	1.16	1.19	1.18
Net expenses, excluding interest expense(3)	1.20 (4)	—	—	—	—
Net investment income	0.39	0.96	0.29	0.81	0.34

Portfolio turnover rate	29%	22%	58%	55%	37%

(1)	Per share amounts have been calculated using the average shares method.
(2)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class A shares will not exceed 1.40%.
(4)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.

74         Legg Mason Partners Mutual Funds

For a Class B share of capital stock outstanding throughout each year ended April 30, unless otherwise noted:

Large Cap Growth and Value Fund

Class B Shares(1)	2006	2005	2004	2003	2002
Net asset value, beginning of year	$8.24	$8.31	$6.70	$9.35	$10.96

Income (loss) from operations:
Net investment income (loss)	(0.03)	0.02	(0.04)	0.00 (2)	(0.04)
Net realized and unrealized gain (loss)	0.95	(0.08)	1.66	(2.65)	(1.57)

Total income (loss) from operations	0.92	(0.06)	1.62	(2.65)	(1.61)

Less distributions from:
Net investment income	—	(0.01)	(0.01)	—	—

Total distributions	—	(0.01)	(0.01)	—	—

Net asset value, end of year	$9.16	$8.24	$8.31	$6.70	$9.35

Total return(3)	11.17%	(0.72)%	24.14%	(28.34)%	(14.69)%

Net assets, end of year (000s)	$56,671	$75,871	$104,478	$106,276	$194,364

Ratios to average net assets:
Gross expenses	1.99%	2.01%	1.91%	1.94%	1.92%
Gross expenses, excluding interest expense	1.99	—	—	—	—
Net expenses(4)	1.97 (5)	1.94 (5)	1.91	1.94	1.92
Net expenses, excluding interest expense(4)	1.96 (5)	—	—	—	—
Net investment income (loss)	(0.38)	0.20	(0.47)	0.06	(0.41)

Portfolio turnover rate	29%	22%	58%	55%	37%

(1)	Per share amounts have been calculated using the average shares method.
(2)	Amount represents less than $0.01 per share.
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(4)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class B shares will not exceed 2.15%.
(5)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.

Legg Mason Partners Multiple Discipline Funds         75

For a Class C share of capital stock outstanding throughout each year ended April 30, unless otherwise noted:

Large Cap Growth and Value Fund

Class C Shares(1)	2006	2005	2004	2003	2002
Net asset value, beginning of year	$8.24	$8.31	$6.70	$9.35	$10.96

Income (loss) from operations:
Net investment income (loss)	(0.03)	0.02	(0.04)	0.00 (2)	(0.04)
Net realized and unrealized gain (loss)	0.95	(0.08)	1.66	(2.65)	(1.57)

Total income (loss) from operations	0.92	(0.06)	1.62	(2.65)	(1.61)

Less distributions from:
Net investment income	—	(0.01)	(0.01)	—	—

Total distributions	—	(0.01)	(0.01)	—	—

Net asset value, end of year	$9.16	$8.24	$8.31	$6.70	$9.35

Total return(3)	11.17%	(0.72)%	24.15%	(28.34)%	(14.69)%

Net assets, end of year (000s)	$43,569	$56,887	$75,181	$74,027	$139,684

Ratios to average net assets:
Gross expenses	1.98%	2.01%	1.92%	1.93%	1.92%
Gross expenses, excluding interest expense	1.98	—	—	—	—
Net expenses(4)	1.96 (5)	1.93 (5)	1.92	1.93	1.92
Net expenses, excluding interest expense(4)	1.96 (5)	—	—	—	—
Net investment income (loss)	(0.37)	0.21	(0.48)	0.07	(0.41)

Portfolio turnover rate	29%	22%	58%	55%	37%

(1)	Per share amounts have been calculated using the average shares method.
(2)	Amount represents less than $0.01 per share.
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(4)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class C shares will not exceed 2.15%.
(5)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.

76         Legg Mason Partners Mutual Funds

For a Class A share of capital stock outstanding throughout each period ended April 30, unless otherwise noted:

Balanced All Cap Growth and Value Fund

Class A Shares(1)	2006	2005(2)
Net asset value, beginning of year	$11.56	$11.40

Income from operations:
Net investment income	0.11	0.04
Net realized and unrealized gain	1.04	0.12

Total income from operations	1.15	0.16

Less distributions from:
Net investment income	(0.09)	—
Net realized gains	(0.06)	—

Total distributions	(0.15)	—

Net asset value, end of year	$12.56	$11.56

Total return(3)	9.97%	1.40%

Net assets, end of year (000s)	$16,539	$12,368

Ratios to average net assets:
Gross expenses	1.70%	2.91	%(4)
Net expenses(5)(6)	1.39	1.40	(4)
Net investment income	0.87	0.59	(4)

Portfolio turnover rate	52%	36%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the period August 6, 2004 (inception date) to April 30, 2005.
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.
(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class A shares will not exceed 1.40%.

Legg Mason Partners Multiple Discipline Funds         77

For a Class B share of capital stock outstanding throughout each period ended April 30, unless otherwise noted:

Balanced All Cap Growth and Value Fund

Class B Shares(1)	2006	2005(2)
Net asset value, beginning of year	$11.51	$11.41

Income (loss) from operations:
Net investment income (loss)	0.01	(0.01)
Net realized and unrealized gain	1.04	0.11

Total income from operations	1.05	0.10

Less distributions from:
Net realized gains	(0.06)	—

Total distributions	(0.06)	—

Net asset value, end of year	$12.50	$11.51

Total return(3)	9.12%	0.88%

Net assets, end of year (000s)	$7,072	$5,396

Ratios to average net assets:
Gross expenses	2.53%	4.09	%(4)
Net expenses(5)(6)	2.14	2.15	(4)
Net investment income (loss)	0.12	(0.15	)(4)

Portfolio turnover rate	52%	36%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the period August 16, 2004 (inception date) to April 30, 2005.
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.
(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class B shares will not exceed 2.15%.

78         Legg Mason Partners Mutual Funds

For a Class C share of capital stock outstanding throughout each period ended April 30, unless otherwise noted:

Balanced All Cap Growth and Value Fund

Class C Shares(1)	2006	2005(2)
Net asset value, beginning of year	$11.50	$11.41

Income (loss) from operations:
Net investment income (loss)	0.02	(0.01)
Net realized and unrealized gain	1.03	0.10

Total income from operations	1.05	0.09

Less distributions from:
Net realized gains	(0.06)	—

Total distributions	(0.06)	—

Net asset value, end of year	$12.49	$11.50

Total return(3)	9.13%	0.79%

Net assets, end of year (000s)	$5,426	$4,538

Ratios to average net assets:
Gross expenses	2.45%	3.79	%(4)
Net expenses(5)(6)	2.13	2.15	(4)
Net investment income (loss)	0.13	(0.16	)(4)

Portfolio turnover rate	52%	36%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the period August 16, 2004 (inception date) to April 30, 2005.
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.
(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class C shares will not exceed 2.15%.

Legg Mason Partners Multiple Discipline Funds         79

For a Class Y share of capital stock outstanding throughout each period ended April 30, unless otherwise noted:

Balanced All Cap Growth and Value Fund

Class Y Shares(1)	2006	2005(2)
Net asset value, beginning of year	$11.58	$11.69

Income (loss) from operations:
Net investment income	0.16	0.05
Net realized and unrealized gain (loss)	1.04	(0.16)

Total income (loss) from operations	1.20	(0.11)

Less distributions from:
Net investment income	(0.14)	—
Net realized gains	(0.06)	—

Total distributions	(0.20)	—

Net asset value, end of year	$12.58	$11.58

Total return(3)	10.40%	(0.94)%

Net assets, end of year (000s)	$9,527	$3,594

Ratios to average net assets:
Gross expenses	1.23%	1.72	%(4)
Net expenses(5)(6)	0.99	0.99	(4)
Net investment income	1.28	0.94	(4)

Portfolio turnover rate	52%	36%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the period November 8, 2004 (inception date) to April 30, 2005.
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.
(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class Y shares will not exceed 0.99%.

80         Legg Mason Partners Mutual Funds

For a Class A share of capital stock outstanding throughout each period ended April 30, unless otherwise noted:

All Cap and International Fund

Class A Shares(1)	2006	2005(2)
Net asset value, beginning of year	$11.32	$11.40

Income (loss) from operations:
Net investment income	0.05	0.02
Net realized and unrealized gain (loss)	1.65	(0.10)

Total income (loss) from operations	1.70	(0.08)

Less distributions from:
Net investment income	(0.02)	—
Net realized gains	(0.01)	—

Total distributions	(0.03)	—

Net asset value, end of year	$12.99	$11.32

Total return(3)	15.10%	(0.70)%

Net assets, end of year (000s)	$16,304	$2,429

Ratios to average net assets:
Gross expenses	2.07%	23.42	%(4)
Net expenses(5)(6)	1.39	1.40	(4)
Net investment income	0.41	2.27	(4)

Portfolio turnover rate	22%	0	%(7)

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the period April 1, 2005 (inception date) to April 30, 2005.
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.
(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class A shares will not exceed 1.40%.
(7)	Amount represents less than 1%.

Legg Mason Partners Multiple Discipline Funds         81

For a Class B share of capital stock outstanding throughout each period ended April 30, unless otherwise noted:

All Cap and International Fund

Class B Shares(1)	2006	2005(2)
Net asset value, beginning of year	$11.32	$11.40

Income (loss) from operations:
Net investment income (loss)	(0.04)	0.01
Net realized and unrealized gain (loss)	1.65	(0.09)

Total income (loss) from operations	1.61	(0.08)

Less distributions from:
Net realized gains	(0.01)	—

Total distributions	(0.01)	—

Net asset value, end of year	$12.92	$11.32

Total return(3)	14.27%	(0.70)%

Net assets, end of year (000s)	$5,045	$718

Ratios to average net assets:
Gross expenses	3.08%	24.17	%(4)
Net expenses(5)(6)	2.14	2.15	(4)
Net investment income (loss)	(0.33)	0.94	(4)

Portfolio turnover rate	22%	0	%(7)

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the period April 1, 2005 (inception date) to April 30, 2005.
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.
(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class B shares will not exceed 2.15%.
(7)	Amount represents less than 1%.

82         Legg Mason Partners Mutual Funds

For a Class C share of capital stock outstanding throughout each period ended April 30, unless otherwise noted:

All Cap and International Fund

Class C Shares(1)	2006	2005(2)
Net asset value, beginning of year	$11.31	$11.40

Income (loss) from operations:
Net investment income (loss)	(0.04)	0.01
Net realized and unrealized gain (loss)	1.65	(0.10)

Total income (loss) from operations	1.61	(0.09)

Less distributions from:
Net realized gains	(0.01)	—

Total distributions	(0.01)	—

Net asset value, end of year	$12.91	$11.31

Total return(3)	14.29%	(0.79)%

Net assets, end of year (000s)	$17,610	$4,464

Ratios to average net assets:
Gross expenses	2.83%	24.16	%(4)
Net expenses(5)(6)	2.14	2.15	(4)
Net investment income (loss)	(0.31)	1.43	(4)

Portfolio turnover rate	22%	0	%(7)

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the period April 1, 2005 (inception date) to April 30, 2005.
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.
(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class C shares will not exceed 2.15%.
(7)	Amount represents less than 1%.

Legg Mason Partners Multiple Discipline Funds         83

(Investment Company Act

file no. 811-03275)

FD01889 8/06

Legg Mason Partners Multiple Discipline Funds

All Cap and International

All Cap Growth and Value

Balanced All Cap Growth and Value

Global All Cap Growth and Value

Large Cap Growth and Value

Each a series of Legg Mason Partners Investment Funds, Inc.

You may visit each fund’s website at www.leggmason.com/InvestorServices for a free copy of a prospectus, statement of additional information (“SAI”) or an annual or semi-annual report.

Shareholder reports Annual and semiannual reports to shareholders provide additional information about each fund’s investments. These reports discuss the market conditions and investment strategies that significantly affected a fund’s performance during its last fiscal year.

Each fund sends only one report to a household if more than one account has the same address. Contact your Service Agent or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The SAI provides more detailed information about each fund and is incorporated by reference into (is legally a part of) this Prospectus.

You can make inquiries about a fund or obtain shareholder reports or the SAI (without charge) by contacting your Service Agent, by calling Shareholder Services at 1-800-451-2010 or by writing to a fund at Legg Mason Partners Mutual Funds, 125 Broad Street, New York, New York 10004.

Information about the funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (the “Commission”) Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202 551-8090. Reports and other information about the funds are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about a fund that is not in this Prospectus, you should not rely upon that information. Neither the funds nor the distributors are offering to sell shares of the funds to any person to whom the funds may not lawfully sell their shares.

EXPERIENCE

PROSPECTUS

August 28, 2006

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Legg Mason Partners Multiple Discipline Funds

All Cap Growth and Value

Balanced All Cap Growth and Value

Global All Cap Growth and Value

Large Cap Growth and Value

Class A, B, C and Y Shares

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

“Smith Barney” and “Salomon Brothers” are service marks of Citigroup, licensed for use by Legg Mason as the names of funds and investment advisers. Legg Mason and its affiliates, as well as the fund’s investment manager, are not affiliated with Citigroup.

Special Shareholder Notice

All Funds

The funds’ Board has approved a number of initiatives designed to streamline and restructure the fund complex, and has authorized seeking shareholder approval for those initiatives where shareholder approval is required. As a result, shareholders of each fund will be asked to elect a new Board, approve matters that will result in the fund being grouped for organizational and governance purposes with other funds in the fund complex that are predominantly equity-type funds, and adopt a single form of organization as a Maryland business trust, with all funds operating under uniform charter documents. Fund shareholders also will be asked to approve investment matters, including standardized fundamental investment policies. Proxy materials describing these matters are expected to be mailed later in 2006. If shareholder approval is obtained, these matters generally are expected to be effectuated during the first quarter of 2007.

Share class standardization

The funds’ Board has approved certain share class modifications to, among other things, standardize the pricing and features of all equity and fixed income funds in the fund complex. As a result, a fund’s front-end sales load and/or deferred sales charge amount and/or schedule may increase in some cases or may decrease in other cases. The modifications are expected to be implemented during the fourth quarter of 2006. The Prospectus will be further supplemented prior to their implementation.

Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value

Investment strategy and other investment-related changes

The fund’s Board has approved an investment strategy change for the fund and the fund’s change to non-diversified status. The changes will occur in conjunction with the proposed change of manager, which is subject to shareholder approval. Shareholders will receive more detailed information regarding the investment strategy change prior to its implementation. The fund’s change to non-diversified status requires shareholder approval, and the Board has authorized seeking such approval. Proxy materials describing the change are expected to be mailed later in 2006.

Management

In addition to the investment manager and subadviser changes discussed in the “Management” section in this Prospectus, the fund’s Board has approved Legg Mason Capital Management, Inc. as the new investment manager for the fund. The new manager is an affiliate of Legg Mason, Inc. (“Legg Mason”). Under the Investment Company Act of 1940, as amended, shareholder approval of the agreement with the new manager must be obtained, and the Board has authorized seeking such approval. Proxy materials describing the new manager are expected to be mailed later in 2006. If shareholder approval is obtained, the new manager would replace the fund’s then-current manager as described in the “Management” section in this Prospectus.

Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value Fund

Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value

Reorganizations

The funds’ Board has approved reorganizations pursuant to which each fund’s assets would be acquired, and its liabilities would be assumed, by a fund (an “Acquiring Fund”) listed opposite the fund below, in exchange for shares of the Acquiring Fund. Each fund would then be terminated, and shares of the applicable Acquiring Fund would be distributed to fund shareholders.

Acquired Fund	Acquiring Fund
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	Legg Mason Partners Capital and Income Fund

Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value

Under each reorganization, fund shareholders would receive shares of the Acquiring Fund with the same aggregate net asset value as their shares of the fund. It is anticipated that no gain or loss for Federal income tax purposes would be recognized by fund shareholders as a result of the reorganization.

Each reorganization is subject to the satisfaction of certain conditions, including approval by fund shareholders. Proxy materials describing the reorganization are expected to be mailed later in 2006. If the reorganization is approved by fund shareholders, it is expected to occur on or about December 1, 2006 for the reorganization of Balanced All Cap Growth and Value and during the first quarter of 2007 for the reorganization of Global All Cap Growth and Value and Large Cap Growth and Value. Prior to the reorganization, shareholders can continue to purchase, redeem and exchange shares subject to the limitations described in the Prospectus.

Legg Mason Partners Multiple Discipline Funds

Contents

Each fund is a separate series of Legg Mason Partners Investment Funds, Inc. (formerly Smith Barney Investment Funds Inc.), a Maryland corporation.

Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value

Investments, risks and performance

Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (formerly, Smith Barney Multiple Discipline Funds — All Cap Growth and Value Fund) is made up of an All Cap Growth segment and an All Cap Value segment (collectively, the “All Cap Growth and Value Fund”).

Investment objective

Long-term capital growth.

Principal investment strategies

Key investments

The All Cap Growth and Value Fund invests primarily in equity securities of companies of any size. The All Cap Growth segment seeks to combine the long-term growth potential of small- to medium-size company stocks with the relative stability of large company growth stocks believed by the segment’s managers to be of high quality. The All Cap Value segment seeks to structure a high-quality portfolio by investing in large-, medium- and small-company stocks whose market prices in the opinion of the segment’s managers are attractive in relation to their business fundamentals.

Selection process

The All Cap Growth and Value Fund’s strategy combines the efforts of the managers of the two segments and invests in the stock selections considered most attractive in the opinion of each segment’s managers. The fund’s portfolio is coordinated by portfolio managers who purchase and sell securities for the fund on the basis of recommendations received from each segment’s managers. The target allocations are 50% to the All Cap Growth segment and 50% to the All Cap Value segment.

The coordinating portfolio managers identify and analyze duplicate positions that may occur if different segment managers recommend the same security for their respective segments, and determine whether the size of each position is appropriate for the fund. In order to maintain the fund’s target allocations between the segment managers, the coordinating portfolio managers will:

■	Divide all daily cash inflows (purchases and reinvested distributions) and outflows (redemptions and expense items) between the managers of the two segments, as appropriate
■	Rebalance the allocation of the segments in the fund’s portfolio promptly to the extent that the percentage of the fund’s portfolio invested in either the All Cap Growth or All Cap Value segment’s securities equals or exceeds 60% of the fund’s total assets

Upon consultation with the fund’s segment managers, the coordinating portfolio managers may (but are not required to) make adjustments if one or more segments become over-or under-weighted as a result of market appreciation or depreciation. Such adjustments will be made at the discretion of the coordinating portfolio managers and segment managers. As a result of the possibility of allocation adjustments, the performance of, and

2         Legg Mason Partners Mutual Funds

tax attributes associated with, the fund may differ from the performance of, and tax attributes associated with, each segment if it had been maintained as a separate fund.

As a consequence of their efforts to maintain assets at targeted percentages, the coordinating portfolio managers will allocate assets and rebalance when necessary by (1) allocating cash inflow to the portfolio segment that is below its targeted percentage or (2) by selling securities in the portfolio segment that exceeds its targeted percentage with the proceeds being reallocated to the portfolio segment that is below its targeted percentage. Reallocations may result in early recognition of taxable gains and in additional transaction costs to the extent that the sales of securities as part of these reallocations result in higher portfolio turnover. In addition, if one segment buys a security when another segment is selling it, the net position of the fund in the security may be approximately the same as it would have been with a single segment and no such transactions. The coordinating portfolio managers will consider these costs in determining the allocation and reallocation of assets and where possible will seek to avoid transaction costs.

All Cap Growth segment

The All Cap Growth segment managers seek to identify the stocks of companies of any size that exhibit superior balance sheets, exceptional managements, and long-term consistent operating histories. The segment managers also consider stocks of companies that they believe have rapid earnings growth potential, unrecognized values and industry leadership, and favor management teams with significant ownership stakes in the companies.

All Cap Value segment

The All Cap Value segment managers apply a selection process that is based on fundamental security analysis and stresses a long-term value orientation. The segment managers seek to invest in companies whose stock prices, in their opinion, are undervalued relative to their long-term business fundamentals. The segment managers favor companies that generally have strong balance sheets and that, in their opinion, have stock prices that do not accurately reflect cash flows, tangible assets or management skills. Cyclical stocks and companies currently out of favor with analysts and investors are emphasized.

The segment managers emphasize industry sectors perceived to be undervalued relative to the broad market. The segment managers monitor portfolio holdings on both a technical and fundamental basis. The segment managers also track the buying and selling patterns by company insiders in company stock.

Principal risks of investing in the All Cap Growth and Value Fund

Investors could lose money on their investments in the fund, or the fund may not perform as well as other investments, if:

■	U.S. stock markets decline or perform poorly relative to other types of investments
■	An adverse company-specific event, such as an unfavorable earnings report, negatively affects the stock price of a company in which the fund invests
■	A segment manager’s judgment about the attractiveness, growth prospects or potential appreciation of a particular stock proves to be incorrect
■	Value and/or growth stocks fall out of favor with investors
■	Large-cap stocks fall out of favor with investors

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■	Mid- or small-cap stocks fall out of favor with investors. An investment in the fund may be more volatile and more susceptible to loss than an investment in a fund that invests primarily in large-cap companies. Mid- and small-cap companies may have more limited product lines, markets and financial resources and shorter operating histories and less mature businesses than large-cap companies. The prices of mid-cap stocks tend to be more volatile than those of large-cap stocks. In addition, small-cap stocks may be less liquid than large-cap stocks
■	Key economic trends become materially unfavorable, such as rising interest rates and levels of inflation or slowing economic growth

Who may want to invest

The All Cap Growth and Value Fund may be an appropriate investment if you:

■	Are seeking to participate in the long-term growth potential of the U.S. stock market
■	Are looking for an investment with potentially greater return but higher risk than a fund investing in fixed income investments
■	Are willing to accept the risks of the stock market
■	Are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in large-cap companies
■	Are seeking to participate in the long-term potential, and are willing to accept the special risks and potential long-term rewards, of mid- and small-cap companies
■	Are seeking equity diversification

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Performance information*

The following shows summary performance information for the fund in a bar chart and an Average Annual Total Returns table. The information provides an indication of the risks of investing in the fund by showing changes in its performance from year to year and by showing how the fund’s average annual returns compare with the returns of a broad-based securities market index. The bar chart and the information below show performance of the fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, the performance for Class A, B, C and Y shares in the Average Annual Total Returns table reflects the impact of the maximum sales charge (load) applicable to the respective classes, and the performance for Class A shares reflects the impact of taxes paid on distributions and dividends and the redemption of shares at the end of the period. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

Total Return — Class A Shares

Highest and lowest quarter returns (for periods shown in the bar chart):

Highest: 19.01% in 4th quarter 2001; Lowest: (22.15)% in 3rd quarter 2001.

Year to date: 1.11% through 6/30/06.

*	Prior to January 21, 2004, the fund followed different investment strategies under the name “Premier Selections All Cap Growth Fund.”

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Average Annual Total Returns (for periods ended 12/31/05)

	1 Year	5 Year	Since Inception	Inception Date
Class A				06/30/00

Return before taxes	0.22%	(3.43)%	(5.15)%

Return after taxes on distributions(1)	0.22%	(3.43)%	(5.15)%

Return after taxes on distributions and sale of fund shares(1)	0.15%	(2.88)%	(4.29)%

Other Classes (Return before taxes only)

Class B	(0.38)%	(3.38)%	(4.99)%	06/30/00

Class C	3.74%	(3.16)%	(4.97)%	06/30/00

Class Y	5.88%	N/A	9.89%	11/04/04

Russell 3000 Index	6.12%	1.58%	(0.16)%	(2)

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. After-tax returns shown above are for Class A shares only. After-tax returns for Class B, Class C and Class Y shares will vary.

(2)	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. Index comparison begins on 06/30/00.

It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Fee table

This table sets forth the fees and expenses you may pay if you invest in All Cap Growth and Value Fund shares.

Shareholder Fees

(fees paid directly from your investment)	Class A		Class B	Class C	Class Y
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.00%		None	None	None

Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	None	*	5.00%	1.00%	None

Annual Operating Expenses

(expenses deducted from fund assets)	Class A	Class B	Class C	Class Y
Management fee**	0.75%	0.75%	0.75%	0.75%

Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	None

Other expenses***	0.16%	0.18%	0.12%	0.05%

Total annual All Cap Growth and Value Fund operating expenses****	1.16%	1.93%	1.87%	0.80%

*	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

**	The fund has a fee schedule that reduces the management fees payable to the manager on assets in excess of $1 billion as follows: 0.750% on assets up to and including $1 billion; 0.725% on assets up to and including $2 billion; 0.700% on assets up to and including $5 billion; 0.675% on assets up to and including $10 billion; and 0.650% on assets in excess of $10 billion.

***	“Other expenses” reflect the estimated effect of new transfer agency and custody contracts which were effective January 1, 2006.

****	The manager will waive fees and/or reimburse expenses to the extent necessary so that “Total annual operating expenses” will not exceed 1.40% for Class A, 2.15% for Class B, 2.15% for Class C and 0.99% for Class Y. This waiver and/or reimbursement is voluntary and may be amended or discontinued at any time.

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Example

This example helps you compare the costs of investing in the All Cap Growth and Value Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

■	You invest $10,000 in the All Cap Growth and Value Fund for the period shown
■	Your investment has a 5% return each year — the assumption of a 5% return is required by the Securities and Exchange Commission (“SEC”) for purposes of this example and is not a prediction of the All Cap Growth and Value Fund’s future performance
■	You reinvest all distributions and dividends without a sales charge
■	The All Cap Growth and Value Fund’s operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same

Number of Years You Own Your Shares

	1 year	3 years	5 years	10 years
Class A (with or without redemption)	$612	$850	$1,107	$1,840

Class B (redemption at end of period)	$696	$906	$1,142	$2,054	*

Class B (no redemption)	$196	$606	$1,042	$2,054	*

Class C (redemption at end of period)	$290	$588	$1,011	$2,192

Class C (no redemption)	$190	$588	$1,011	$2,192

Class Y (with or without redemption)	$82	$256	$444	$990

*	Assumes conversion to Class A shares approximately eight years after purchase

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More on the All Cap Growth and Value Fund’s investments

Both Segments

Other investments

The All Cap Growth and Value Fund may invest to a limited extent in money market instruments and/or cash to pay expenses and/or meet redemption requests.

Derivatives and hedging techniques

The All Cap Growth and Value Fund may, but need not, use derivative contracts, such as futures and options on securities, securities indexes or currencies; options on these futures; forward currency contracts; or interest rate or currency swaps for any of the following purposes:

■	To hedge against the economic impact of adverse changes in the market value of its portfolio securities, because of changes in stock market prices, currency exchange rates or interest rates
■	As a substitute for buying or selling securities
■	As a cash flow management technique

A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indexes. Even a small investment in derivative contracts can have a big impact on the fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond as anticipated to changes in the value of the fund’s holdings.

The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the fund less liquid and harder to value, especially in declining markets.

Foreign securities

The All Cap Growth and Value Fund may invest to a limited extent in American Depository Receipts (ADRs) and ordinary shares of non-U.S. companies that trade in the U.S. markets. The fund’s investments in foreign securities may involve greater risk than investments in securities of U.S. issuers. Because the value of a depository receipt is dependent upon the market price of an underlying foreign security, depository receipts are subject to most of the risks associated with investing in foreign securities directly. Foreign countries generally have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, less information is available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses.

Defensive investing

The All Cap Growth and Value Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary

8         Legg Mason Partners Mutual Funds

defensive positions in any type of money market instruments and short-term debt securities or cash. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

Master/feeder option

The All Cap Growth and Value Fund may, in the future, seek to achieve its investment objective by investing all of its net assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the fund.

Portfolio holdings

The All Cap Growth and Value Fund’s policies and procedures with respect to the disclosure of its portfolio securities are described in the Statement of Additional Information (“SAI”).

The All Cap Growth and Value Fund may also use other strategies and invest in other securities that are described, along with their risks, in the SAI. However, the fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the SAI. Also note that there are many other factors, which are not described here, that could adversely affect your investment and that could prevent the fund from achieving its goals.

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Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value

Investments, risks and performance

Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value (formerly, Smith Barney Multiple Discipline Funds — Global All Cap Growth and Value Fund) is made up of four segments: Large Cap Growth, Large Cap Value, Multi-Cap Growth and International-American Depositary Receipts (“ADRs”) (collectively, the “Global All Cap Growth and Value Fund”).

Investment objective

Long-term capital growth.

Principal investment strategies

Key investments

The Global All Cap Growth and Value Fund invests primarily in equity securities across a broad range of management disciplines seeking to optimize results and reduce volatility. The fund seeks to reduce company-specific risk by minimizing overlap of securities across equity styles and reduce industry-specific risk by minimizing concentration in particular industry groups across equity styles.

The Large Cap Growth segment seeks to invest in large cap growth stocks that in the segment manager’s opinion are of high quality and have superior balance sheets, exceptional management teams and consistent, long-term operating histories. This investment style will focus on more consistent growth of capital while seeking to reduce volatility of returns. The Large Cap Value segment seeks to invest in established, undervalued companies that the segment manager believes to be experiencing a fundamental, positive change that is not reflected in the stock price. The Multi-Cap Growth segment seeks to invest in companies that the segment manager believes have strong fundamentals and the potential for rapid earnings growth. The International-ADR segment seeks to build a long-term, diversified portfolio with exceptional risk/reward characteristics.

The Global All Cap Growth and Value Fund invests in foreign securities only through ADRs and ordinary shares of non-U.S. companies that trade in the U.S. markets. The fund does not invest in foreign securities that are not traded in U.S. markets.

Selection process

The Global All Cap Growth and Value Fund strategy combines the efforts of the four segment managers and invests in the stock selections considered most attractive in the opinion of each segment manager. Each segment manager builds a portfolio of stocks that he believes offer superior long-term capital growth potential. The target allocations are 30% to the Large Cap Growth segment, 30% to the Large Cap Value segment, 20% to the Multi-Cap Growth segment and 20% to the International-ADR segment. The fund’s portfolio is coordinated by portfolio managers who purchase and sell securities for the fund on the basis of recommendations received from each segment’s manager. The coordinating portfolio managers identify and analyze duplicate positions that may occur if different

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segment managers recommend the same security for their respective segments, and determine whether the size of each position is appropriate for the fund.

In order to maintain the fund’s target allocations among the segment managers, the coordinating portfolio managers will:

■	Divide all daily cash inflows (purchases and reinvested distributions) and outflows (redemptions and expense items) among the four segment managers, as appropriate
■	Rebalance the allocation of the segments in the fund’s portfolio promptly to the extent that the percentage of the fund’s portfolio invested in any of the Large Cap Growth, Large Cap Value, Multi-Cap Growth or International-ADR segment’s securities diverges by more than 10% from the target allocation for that segment

Upon consultation with the fund’s segment managers, the coordinating portfolio managers may (but are not required to) make adjustments if one or more segments become over-or under-weighted as a result of market appreciation or depreciation. Such adjustments will be made at the discretion of the coordinating portfolio managers and segment managers. As a result of the possibility of allocation adjustments, the performance of, and tax attributes associated with, the fund may differ from the performance of, and tax attributes associated with, each segment if it had been maintained as a separate fund.

As a consequence of their efforts to maintain assets at targeted percentages, the coordinating portfolio managers will allocate assets and rebalance when necessary by (1) allocating cash inflow to the portfolio segments that are below their targeted percentages or (2) by selling securities in the portfolio segments that exceed their targeted percentages with the proceeds being reallocated to the portfolio segments that are below their targeted percentages. Reallocations may result in early recognition of taxable gains and in additional transaction costs to the extent that the sales of securities as part of these reallocations result in higher portfolio turnover. In addition, if one segment buys a security when another segment is selling it, the net position of the Global All Cap Growth and Value Fund in the security may be approximately the same as it would have been with a single segment and no such transactions. The coordinating portfolio managers will consider these costs in determining the allocation and reallocation of assets and where possible will seek to avoid transaction costs.

Large Cap Growth segment

The segment manager seeks to invest in the stocks of well-known companies believed to have strong growth prospects. The segment manager seeks consistent growth of capital and reduced volatility of returns. With respect to this segment, the fund strives to outperform the broad stock market over a full market cycle with less volatility.

In selecting individual companies for investment, the segment manager considers:

■	Above-average growth prospects
■	Technological innovation
■	Industry dominance
■	Competitive products and services
■	Global scope
■	Long-term operating history
■	Strong cash flow
■	High return on equity

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■	Strong financial condition
■	Experienced and effective management

Large Cap Value segment

The segment manager seeks to invest in the stocks of established companies believed to be available at attractive prices. The segment manager seeks stocks of companies that are experiencing positive fundamental changes that the segment manager believes are not yet reflected in their price. With respect to this segment, the fund seeks reduced volatility as well as long-term capital growth.

In selecting individual companies for investment, the segment manager considers:

■	Demonstrated financial strength
■	Improving returns on invested capital and cash flow
■	New management
■	New product development or change in competitive position
■	Regulatory changes favoring the company
■	Restructuring
■	New business strategy not yet recognized by the marketplace

Multi-Cap Growth segment

The segment manager seeks to invest in those growth company stocks that the segment manager believes have the potential for above-average, long-term earnings and/or cash flow in excess of that expected for the market as a whole. In selecting individual companies for investment, the segment manager utilizes a bottom-up discipline that:

■	Emphasizes fundamental analysis that includes earnings and/or cash flow growth, franchise values, returns on equity and breadth of management
■	Focuses on leaders within their industries and sizes with potential for strong earnings and/or cash flow growth
■	Seeks companies where managements have significant ownership stakes

Investments may be made in stocks of companies of any size. Small-cap and mid-cap investments tend to be in companies believed to be overlooked by analysts and investors. The segment manager stresses a long-term investment horizon. Circumstances in which the segment manager re-examines whether a portfolio holding should continue to be held include:

■	A belief by the segment manager that long-term deterioration in the fundamentals of the company and/or its industry is likely to occur
■	The occurrence of a management change that the segment manager believes will have a significant negative effect on the company’s long-term prospects

International-ADR segment

The segment manager seeks to invest in international stocks via ADRs of global companies considered by the manager to be of high quality and whose intrinsic values do not appear to be recognized by the markets. The International-ADR segment seeks to build a long-term, well-diversified portfolio with favorable risk/reward characteristics. With respect to this segment, the fund strives to outperform the international benchmarks over a full market cycle while seeking to maintain positive returns.

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In selecting individual companies for investment, the International-ADR segment manager looks for the following:

■	Above-average earnings growth
■	High relative return on invested capital
■	Experienced and effective management
■	Effective research, product development and marketing
■	Competitive advantages
■	Strong financial condition or stable or improving credit quality

In allocating assets among countries and regions, the segment manager evaluates economic and political factors, including the following:

■	Low or decelerating inflation which creates a favorable environment for securities markets
■	Stable governments with policies that encourage economic growth, equity investment and development of securities markets
■	Currency stability
■	Range of individual investment opportunities

Principal risks of investing in the Global All Cap Growth and Value Fund

Investors could lose money on their investments in the fund, or the fund may not perform as well as other investments, if:

■	U.S. or foreign stock markets decline, or perform poorly relative to other types of investments
■	An adverse company-specific event, such as an unfavorable earnings report, negatively affects the stock price of a company in which the fund invests
■	A segment manager’s judgment about the attractiveness, growth prospects or potential appreciation of a particular stock proves to be incorrect
■	Value and/or growth stocks fall out of favor with investors
■	Large-cap stocks fall out of favor with investors
■	Mid- or small-cap stocks fall out of favor with investors. An investment in the fund may be more volatile and more susceptible to loss than an investment in a fund that invests primarily in large-cap companies. Mid- and small-cap companies may have more limited product lines, markets and financial resources and shorter operating histories and less mature businesses than large-cap companies. The prices of medium-cap stocks tend to be more volatile than those of large-cap stocks. In addition, small-cap stocks may be less liquid than large-cap stocks
■	Key economic trends become materially unfavorable, such as rising interest rates and levels of inflation or slowing economic growth
■	Adverse governmental action or political, economic or market instability affects a foreign country or region
■	The currency in which a security underlying an ADR is priced declines in value relative to the U.S. dollar

Who may want to invest

The Global All Cap Growth and Value Fund may be an appropriate investment if you:

■	Are seeking to participate in the long-term growth potential of the global stock market
■	Are looking for an investment with potentially greater return but higher risk than a fund investing in fixed income investments

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■	Are willing to accept the risks of the stock market
■	Are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in large-cap companies
■	Are seeking to participate in the long-term potential, and are willing to accept the special risks and potential long-term rewards, of mid- and small-cap companies
■	Are seeking diversification

Performance information*

The following shows summary performance information for the fund in a bar chart and an Average Annual Total Returns table. The information provides an indication of the risks of investing in the fund by showing changes in its performance from year to year and by showing how the fund’s average annual returns compare with the returns of broad-based securities market indexes. The bar chart and the information below show performance of the fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, the performance for Class A, B, C and Y shares in the Average Annual Total Returns table reflects the impact of the maximum sales charge (load) applicable to the respective classes, and the performance for Class A shares reflects the impact of taxes paid on distributions and dividends and the redemption of shares at the end of the period. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

Total Return — Class A Shares

Highest and lowest quarter returns (for periods shown in the bar chart):

Highest: 18.34% in 4th quarter 2001; Lowest: (23.76)% in 2nd quarter 2002.

Year to date: 2.55% through 6/30/06.

*	Prior to January 21, 2004, the fund followed different investment strategies under the name “Premier Selections Global Growth Fund.”

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Average Annual Total Returns (for periods ended 12/31/05)

	1 Year	5 Year	Since Inception	Inception Date
Class A				06/30/00

Return before taxes	0.64%	(2.82)%	(4.30)%

Return after taxes on distributions(1)	0.64%	(2.82)%	(4.30)%

Return after taxes on distributions and sale of fund shares(1)	0.42%	(2.38)%	(3.60)%

Other Classes (Return before taxes only)

Class B	0.12%	(2.77)%	(4.15)%	06/30/00

Class C	4.11%	(2.54)%	(4.11)%	06/30/00

Class Y	6.41%	N/A	11.28%	11/04/04

MSCI World Growth Index	9.41%	0.07%	(4.42)%	(2)

MSCI EAFE Index	13.54%	4.55%	2.05%	(3)

Russell 3000 Index	6.12%	1.58%	(0.16)%	(4)

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. After-tax returns shown above are for Class A shares only. After-tax returns for Class B, Class C and Class Y shares will vary.

(2)	The MSCI World Growth Index is an unmanaged index considered representative of growth stocks of developed countries. Index performance is calculated with net dividend. Index comparison begins on 06/30/00.

(3)	The MSCI EAFE (Europe, Australasia and Far East) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. (The 22 countries include Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, United Kingdom, Australia, New Zealand, Hong Kong, Japan, Malaysia and Singapore). Index performance is calculated with net dividend. Index comparison begins on 06/30/00.

(4)	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. Index comparison begins on 6/30/00.

It is not possible to invest directly in an index. An index does not reflect deductions for fees, expenses or taxes.

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Fee table

This table sets forth the fees and expenses you may pay if you invest in Global All Cap Growth and Value Fund shares.

Shareholder Fees

(fees paid directly from your investment)	Class A		Class B	Class C	Class Y
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.00%		None	None	None

Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	None	*	5.00%	1.00%	None

Annual Operating Expenses

(expenses deducted from fund assets)	Class A	Class B	Class C	Class Y
Management fee	0.75%	0.75%	0.75%	0.75%

Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	None

Other expenses**	0.24%	0.28%	0.20%	0.09%

Total annual Global All Cap Growth and Value Fund operating expenses***	1.24%	2.03%	1.95%	0.84%

*	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

**	“Other expenses” reflect the estimated effect of new transfer agency and custody contracts which were effective January 1, 2006.

***	The manager will waive fees and/or reimburse expenses to the extent necessary so that “Total annual operating expenses” will not exceed 1.40% for Class A, 2.15% for Class B, 2.15% for Class C and 0.99% for Class Y. This waiver and/or reimbursement is voluntary and may be amended or discontinued at any time.

Example

This example helps you compare the costs of investing in the Global All Cap Growth and Value Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

■	You invest $10,000 in the Global All Cap Growth and Value Fund for the period shown
■	Your investment has a 5% return each year — the assumption of a 5% return is required by the SEC for purposes of this example and is not a prediction of the Global All Cap Growth and Value Fund’s future performance
■	You reinvest all distributions and dividends without a sales charge
■	The Global All Cap Growth and Value Fund’s operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same

Number of Years You Own Your Shares

	1 year	3 years	5 years	10 years
Class A (with or without redemption)	$620	$874	$1,147	$1,924

Class B (redemption at end of period)	$706	$936	$1,193	$2,156	*

Class B (no redemption)	$206	$636	$1,093	$2,156	*

Class C (redemption at end of period)	$298	$612	$1,052	$2,274

Class C (no redemption)	$198	$612	$1,052	$2,274

Class Y (with or without redemption)	$86	$268	$466	$1,038

*	Assumes conversion to Class A shares approximately eight years after purchase

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More on the Global All Cap Growth and Value Fund’s investments

International — ADR Segment

The Global All Cap Growth and Value Fund invests in foreign securities only through ADRs and ordinary shares of non-U.S. companies that trade in the U.S. markets. The fund’s investments in foreign securities may involve greater risk than investments in securities of U.S. issuers. Because the value of a depository receipt is dependent upon the market price of an underlying foreign security, depository receipts are subject to most of the risks associated with investing in foreign securities directly. Foreign countries generally have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, less information is available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses.

All segments

Other investments

The Global All Cap Growth and Value Fund may invest to a limited extent in money market instruments and/or cash to pay expenses and meet redemption requests.

Derivatives and hedging techniques

The Global All Cap Growth and Value Fund may, but need not, use derivative contracts, such as futures and options on securities, securities indexes or currencies; options on these futures; forward currency contracts; or interest rate or currency swaps for any of the following purposes:

■	To hedge against the economic impact of adverse changes in the market value of its portfolio securities, because of changes in stock market prices, currency exchange rates or interest rates
■	As a substitute for buying or selling securities
■	As a cash flow management technique

A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indexes. Even a small investment in derivative contracts can have a big impact on the fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond as anticipated to changes in the value of the fund’s holdings.

The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the fund less liquid and harder to value, especially in declining markets.

Defensive investing

The Global All Cap Growth and Value Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking

Legg Mason Partners Multiple Discipline Funds          17

temporary defensive positions in any type of money market and short-term debt securities or cash. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

Master/feeder option

The Global All Cap Growth and Value Fund may, in the future, seek to achieve its investment objective by investing all of its net assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the fund.

Portfolio holdings

The Global All Cap Growth and Value Fund’s policies and procedures with respect to the disclosure of its portfolio securities are described in the SAI.

The Global All Cap Growth and Value Fund may also use other strategies and invest in other securities that are described, along with their risks, in the SAI. However, the fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the SAI. Also note that there are many other factors, which are not described here, that could adversely affect your investment and that could prevent the fund from achieving its goals.

18         Legg Mason Partners Mutual Funds

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value

Investments, risks and performance

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value (formerly, Smith Barney Multiple Discipline Funds — Large Cap Growth and Value Fund) is made up of Large Cap Value and Large Cap Growth segments (collectively, the “Large Cap Growth and Value Fund”).

Investment objective

Long-term capital growth.

Principal investment strategies

Key investments

The Large Cap Growth and Value Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations — those with total market capitalizations of $5 billion or more at the time of investment — and related investments. The Large Cap Growth segment seeks to invest in large capitalization growth stocks that in the segment manager’s opinion are of high quality and have superior balance sheets, exceptional management teams and consistent, long-term operating histories. This investment style focuses on more consistent growth of capital while seeking to reduce volatility of returns. The Large Cap Value segment seeks to invest in established, undervalued companies that the segment manager believes to be experiencing a fundamental, positive change that is not reflected in the stock price.

The Large Cap Growth and Value Fund’s 80% investment policy may be changed by the Board of Directors on 60 days’ notice to shareholders.

Selection process

The Large Cap Growth and Value Fund’s strategy combines the efforts of two segment managers with different styles (Value and Growth) and invests in the stock selections considered most attractive in the opinion of each segment manager. The target allocations are 50% to the Large Cap Growth segment and 50% to the Large Cap Value segment. The fund’s portfolio is coordinated by portfolio managers who purchase and sell securities for the fund on the basis of recommendations received from each segment’s managers.

The coordinating portfolio managers identify and analyze duplicate positions that may occur if different segment managers recommend the same security for their respective segments, and determine whether the size of each position is appropriate for the Large Cap Growth and Value Fund. In order to maintain the fund’s target allocations between the segment managers, the coordinating portfolio managers will:

■	Divide all daily cash inflows (purchases and reinvested distributions) and outflows (redemptions and expense items) between the managers of the two segments, as appropriate
■	Rebalance the allocation of the segments in the fund’s portfolio promptly to the extent that the percentage of the fund’s portfolio invested in either the Large Cap Growth or Large Cap Value segment’s securities equals or exceeds 60% of the fund’s total assets

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Upon consultation with the fund’s segment managers, the coordinating portfolio managers may (but are not required to) make adjustments if either segment becomes over- or under-weighted as a result of market appreciation or depreciation. Such adjustments will be made at the discretion of the coordinating portfolio managers and segment managers. As a result of the possibility of allocation adjustments, the performance of, and tax attributes associated with, the fund may differ from the performance of, and tax attributes associated with, each segment if it had been maintained as a separate fund.

As a consequence of their efforts to maintain assets at targeted percentages, the coordinating portfolio managers will allocate assets and rebalance when necessary by (1) allocating cash inflow to the portfolio segment that is below its targeted percentage or (2) by selling securities in the portfolio segment that exceeds its targeted percentage with the proceeds being reallocated to the portfolio segment that is below its targeted percentage. Reallocations may result in early recognition of taxable gains and in additional transaction costs to the extent that the sales of securities as part of these reallocations result in higher portfolio turnover. In addition, if one segment buys a security when another segment is selling it, the net position of the fund in the security may be approximately the same as it would have been with a single segment and no such transactions. The coordinating portfolio managers will consider these costs in determining the allocation and reallocation of assets and where possible will seek to avoid transaction costs.

Large Cap Growth segment

The Large Cap Growth segment manager seeks to invest in the stocks of well-known companies believed to have strong growth prospects. The segment manager seeks more consistent growth of capital and reduced volatility of returns. With respect to this segment, the fund strives to outperform the broad stock market over a full market cycle with less volatility.

In selecting individual companies for investment, the segment manager considers:

■	Above-average growth prospects
■	Technological innovation
■	Industry dominance
■	Competitive products and services
■	Global scope
■	Long-term operating history
■	Strong cash flow
■	High return on equity
■	Strong financial condition
■	Experienced and effective management

Large Cap Value segment

The Large Cap Value segment manager seeks to invest in the stocks of established companies believed to be available at attractive prices. The segment manager seeks stocks of companies that are experiencing positive fundamental changes that the segment manager believes are not yet reflected in their price. With respect to this segment, the fund seeks reduced volatility as well as long-term capital growth.

20         Legg Mason Partners Mutual Funds

In selecting individual companies for investment, the segment manager considers:

■	Demonstrated financial strength
■	Improving returns on invested capital and cash flow
■	New management
■	New product development or change in competitive position
■	Regulatory changes favoring the company
■	Restructuring
■	New business strategy not yet recognized by the marketplace

Principal risks of investing in the Large Cap Growth and Value Fund

Investors could lose money on their investments in the fund, or the fund may not perform as well as other investments, if:

■	U.S. stock markets decline or perform poorly relative to other types of investments
■	An adverse company-specific event, such as an unfavorable earnings report, negatively affects the stock price of a company in which the fund invests
■	The segment manager’s judgment about the attractiveness, growth prospects or potential appreciation of a particular stock proves to be incorrect
■	Value and/or growth stocks fall out of favor with investors
■	Large-cap stocks fall out of favor with investors
■	Key economic trends become materially unfavorable, such as rising interest rates and levels of inflation or slowing economic growth; or
■	The Large Cap Growth and Value Fund is non-diversified, which means that the Fund may invest more than 5% of its assets in the securities of any one issuer. To the extent the Large Cap Growth and Value Fund concentrates its assets in fewer issuers, the Fund will be more susceptible to negative events affecting those issuers.

Who may want to invest

The Large Cap Growth and Value Fund may be an appropriate investment if you:

■	Are seeking to participate in the long-term growth potential of the U.S. stock market
■	Are looking for an investment with potentially greater return but higher risk than a fund investing in fixed income investments
■	Are willing to accept the risks of the stock market
■	Wish to invest indirectly in select large-cap companies

Legg Mason Partners Multiple Discipline Funds          21

Performance information*

The following shows summary performance information for the fund in a bar chart and an Average Annual Total Returns table. The information provides an indication of the risks of investing in the fund by showing changes in its performance from year to year and by showing how the fund’s average annual returns compare with the returns of a broad-based securities market index. The bar chart and the information below show performance of the fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, the performance for Class A, B, C and Y shares in the Average Annual Total Returns table reflects the impact of the maximum sales charge (load) applicable to the respective classes, and the performance for Class A shares reflects the impact of taxes paid on distributions and dividends and the redemption of shares at the end of the period. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

Total Return — Class A Shares

Highest and lowest quarter returns (for periods shown in the bar chart):

Highest: 17.54% in 2nd quarter 2003; Lowest: (22.52)% in 3rd quarter 2002.

Year to date: 0.22% through 6/30/06.

*	Prior to January 21, 2004, the fund followed different investment strategies under the name “Premier Selections Large Cap Fund.”

22         Legg Mason Partners Mutual Funds

Average Annual Total Returns (for periods ended 12/31/05)

	1 Year	5 Years	Since Inception	Inception Date
Class A				08/31/99

Return before taxes	(1.39)%	(5.22)%	(3.60)%

Return after taxes on distributions(1)	(1.54)%	(5.35)%	(3.78)%

Return after taxes on distributions and sale of fund shares(1)	(0.90)%	(4.44)%	(3.11)%

Other Classes (Return before taxes only)

Class B	(2.00)%	(5.17)%	(3.56)%	08/31/99

Class C	2.00%	(4.97)%	(3.56)%	08/31/99

Class Y	N/A	N/A	N/A	(2)

Russell 1000 Index	6.27%	1.07%	1.48%	(3)

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. After-tax returns shown above are for Class A shares only. After-tax returns for Class B, Class C and Class Y shares will vary.

(2)	No Class Y shares were outstanding on December 31, 2005.

(3)	The Russell 1000 Index measures the performance of those 1000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. Index comparison begins on 08/31/99.

It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

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Fee table

This table sets forth the fees and expenses you may pay if you invest in Large Cap Growth and Value Fund shares.

Shareholder Fees

(fees paid directly from your investment)	Class A		Class B	Class C	Class Y
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.00%		None	None	None

Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	None	*	5.00%	1.00%	None

Annual Operating Expenses

(expenses deducted from fund assets)	Class A	Class B	Class C	Class Y**
Management fee***	0.75%	0.75%	0.75%	0.75%

Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	None

Other expenses****	0.20%	0.21%	0.20%	0.20%

Total annual Large Cap Growth and Value Fund operating expenses*****	1.20%	1.96%	1.95%	0.95%

*	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

**	For Class Y shares, “Other expenses” have been estimated based upon expenses incurred by Class A shares because no Class Y shares were outstanding during the fiscal year ended April 30, 2006.

***	The fund has a fee schedule that reduces the management fees payable to the manager on assets in excess of $1 billion as follows: 0.750% on assets up to and including $1 billion; 0.725% on assets up to and including $2 billion; 0.700% on assets up to and including $5 billion; 0.675% on assets up to and including $10 billion; and 0.650% on assets in excess of $10 billion.

****	“Other expenses” reflect the estimated effect of new transfer agency and custody contracts which were effective January 1, 2006.

*****	The manager will waive fees and/or reimburse expenses to the extent necessary so that “Total annual operating expenses” will not exceed 1.40% for Class A, 2.15% for Class B, 2.15% for Class C and 0.99% for Class Y. This waiver and/or reimbursement is voluntary and may be amended or discontinued at any time.

Example

This example helps you compare the costs of investing in the Large Cap Growth and Value Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

■	You invest $10,000 in the Large Cap Growth and Value Fund for the period shown
■	Your investment has a 5% return each year — the assumption of a 5% return is required by the SEC for purposes of this example and is not a prediction of the Large Cap Growth and Value Fund’s future performance
■	You reinvest all distributions and dividends without a sales charge
■	The Large Cap Growth and Value Fund’s operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same

Number of Years You Own Your Shares

	1 year	3 years	5 years	10 years
Class A (with or without redemption)	$616	$862	$1,127	$1,883

Class B (redemption at end of period)	$699	$915	$1,157	$2,087	*

Class B (no redemption)	$199	$615	$1,057	$2,087	*

Class C (redemption at end of period)	$298	$612	$1,052	$2,274

Class C (no redemption)	$198	$612	$1,052	$2,274

Class Y (with or without redemption)	$97	$303	$526	$1,167

*	Assumes conversion to Class A shares approximately eight years after purchase

24         Legg Mason Partners Mutual Funds

More on the Large Cap Growth and Value Fund’s investments

Derivatives and hedging techniques

The Large Cap Growth and Value Fund may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; or interest rate or currency swaps for any of the following purposes:

■	To hedge against the economic impact of adverse changes in the market value of its portfolio securities, because of changes in stock market prices, currency exchange rates or interest rates
■	As a substitute for buying or selling securities
■	As a cash flow management technique

A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indexes. Even a small investment in derivative contracts can have a big impact on the fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond as anticipated to changes in the value of the fund’s holdings.

The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the fund less liquid and harder to value, especially in declining markets.

Other investments

While the Large Cap Growth and Value Fund intends to be substantially invested in equity securities of large cap companies, the fund may invest up to 20% of its assets in equity securities of companies with total market capitalizations below $5 billion and in money market instruments and/or cash to pay expenses and meet redemption requests.

The Large Cap Growth and Value Fund may invest up to 10% of its assets (at the time of investment) in ADRs and ordinary shares of non-U.S. companies that trade in the U.S. markets. The fund’s investments in foreign securities may involve greater risk than investments in securities of U.S. issuers. Because the value of a depository receipt is dependent upon the market price of an underlying foreign security, depository receipts are subject to most of the risks associated with investing in foreign securities directly. Foreign countries generally have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, less information is available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses.

Defensive investing

The Large Cap Growth and Value Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary

Legg Mason Partners Multiple Discipline Funds          25

defensive positions in any type of money market and short-term debt securities or cash. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

Master/feeder option

The Large Cap Growth and Value Fund may, in the future, seek to achieve its investment objective by investing all of its net assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the fund.

Portfolio holdings

The Large Cap Growth and Value Fund’s policies and procedures with respect to the disclosure of its portfolio securities are described in the SAI.

The Large Cap Growth and Value Fund may also use other strategies and invest in other securities that are described, along with their risks, in the SAI. However, the fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the SAI. Also note that there are many other factors, which are not described here, that could adversely affect your investment and that could prevent the fund from achieving its goals.

26         Legg Mason Partners Mutual Funds

Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value

Investments, risks and performance

Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value (formerly, Smith Barney Multiple Discipline Funds — Balanced All Cap Growth and Value Fund) is made up of an All Cap Growth segment, an All Cap Value segment and a Fixed Income segment — Government Securities Management (collectively, the “Balanced All Cap Growth and Value Fund”).

Investment objective

Balanced between long-term growth of capital and principal preservation.

Principal investment strategies

Key investments

The Balanced All Cap Growth and Value Fund invests in a mix of equity securities of companies of any size and fixed income securities in the short to intermediate average maturity ranges to help reduce market volatility.

The All Cap Growth segment seeks to combine the long-term growth potential of small- to medium-size company stocks with the relative stability of large company growth stocks believed by the segment’s managers to be of high quality. The All Cap Value segment seeks to structure a high-quality portfolio by investing in large-, medium- and small-company stocks whose market prices in the opinion of the segment’s managers are attractive in relation to their business fundamentals. The Fixed Income segment — Government Securities Management seeks to invest in short- to intermediate-term U.S. Treasury bills, notes, bonds and U.S. government agency securities — with an average maturity of approximately 2.5 to 7 years — using active portfolio management. This segment seeks to provide total return that exceeds returns over a market cycle from certificates of deposit, money market funds, or the passive purchase and holding of government securities until maturity.

Selection process

The Balanced All Cap Growth and Value Fund’s strategy combines the efforts of the three segments’ managers and invests in the stock or government securities selections considered most attractive in the opinion of each segment’s managers. The target allocations are 35% to each of the All Cap Growth and All Cap Value segments and 30% to the Fixed Income segment — Government Securities Management. The fund’s portfolio is coordinated by portfolio managers who purchase and sell securities for the fund on the basis of recommendations received from each segment’s managers.

The coordinating portfolio managers identify and analyze duplicate positions that may occur if different segment managers recommend the same security for their respective segments and determine whether the size of each position is appropriate for the fund. In order to maintain the fund’s target allocations among the segment managers, the coordinating portfolio managers will:

■	Divide all daily cash inflows (purchases and reinvested distributions) and outflows (redemptions and expense items) among the three segments, as appropriate

Legg Mason Partners Multiple Discipline Funds          27

■	Rebalance the allocation of the segments in the fund’s portfolio promptly to the extent the percentage of the fund’s portfolio invested in any of the All Cap Growth, All Cap Value or Fixed Income — Government Securities Management segment’s securities diverges by more than 10% from the target allocation, except that the fund will maintain a minimum of 25% of its net assets in the Fixed Income segment — Government Securities Management

Upon consultation with the segment managers, the coordinating portfolio managers may (but are not required to) make adjustments if one or more segments becomes over- or under-weighted as a result of market appreciation or depreciation. Such adjustments will be made at the discretion of the coordinating portfolio managers and the segment managers. As a result of the possibility of allocation adjustments, the performance of, and the tax attributes associated with, the fund may differ from the performance of, and tax attributes associated with, each segment if it had been maintained as a separate fund.

As a consequence of their efforts to maintain assets at targeted percentages, the coordinating portfolio managers will allocate assets and rebalance when necessary by (1) allocating cash inflow to the portfolio segments that are below their targeted percentages or (2) by selling securities in the portfolio segments that exceed their targeted percentages with proceeds being reallocated to the portfolio segments that are below their targeted percentage. Reallocations may result in early recognition of taxable gains and in additional transaction costs to the extent the sales of securities as part of these reallocations result in higher portfolio turnover. In addition, if one segment buys a security when another segment is selling it, the net position of the fund in the security may be approximately the same as it would have been with a single segment and no such transactions. The coordinating portfolio managers will consider these costs in determining the allocation and reallocation of assets and where possible will seek to avoid transaction costs.

All Cap Growth segment

The All Cap Growth segment managers seek to identify the stocks of companies of any size that exhibit superior balance sheets, exceptional managements and long-term consistent operating histories. The segment managers also consider stocks of companies that they believe have rapid earnings growth potential, unrecognized values and industry leadership, and favor management teams with significant ownership stakes in the companies.

All Cap Value segment

The All Cap Value segment managers apply a selection process that is based on fundamental security analysis and stresses a long-term value orientation. The segment managers seek to invest in companies whose stock prices, in their opinion, are undervalued relative to the long-term business fundamentals. The segment managers favor companies that generally have strong balance sheets, and that, in their opinion, have stock prices that do not accurately reflect cash flows, tangible assets or management skills. Cyclical stocks and companies currently out of favor with analysts and investors are emphasized.

The segment managers emphasize industry sectors perceived to be undervalued relative to the broad market. The segment managers monitor portfolio holdings on both a technical and fundamental basis. The segment managers also track the buying and selling patterns by company insiders in company stock.

28         Legg Mason Partners Mutual Funds

Fixed Income segment — Government Securities Management

The segment managers focus on short-term to intermediate-term U.S. Treasury bills, notes, bonds and U.S. government agency securities, with an average maturity of approximately 2.5 to 7 years. The segment is managed based on analysis of specific fundamental factors. The segment managers are responsible for monitoring daily market activity in an attempt to provide incremental return exceeding that expected under certain buy and hold and random trading strategies. As a general procedure, the segment managers determine the average maturity position according to the following guidelines:

Market Conditions	Portfolio Position	Average Maturity for the Segment
Rising Interest Rates	Defensive	2.5 Years

Conditions Unclear	Neutral	4.0 Years

Falling Interest Rates	Positive	7.0 Years

In selecting securities and assembling the segment, the segment managers screen for greatest relative value and structure the segment to maximize total return and reduce risk.

Principal risks of investing in the Balanced All Cap Growth and Value Fund

Investors could lose money on their investments in the fund, or the fund may not perform as well as other investments, if:

■	U.S. stock markets decline, or perform poorly relative to other types of investments
■	An adverse company-specific event, such as an unfavorable earnings report, negatively affects the stock price of a company in which the fund invests
■	Large cap stocks fall out of favor with investors
■	Mid- or small-cap stocks fall out of favor with investors. An investment in the fund may be more volatile and more susceptible to loss than an investment in a fund which invests primarily in large cap companies and government securities. Medium- and small-cap companies may have more limited product lines, markets and financial resources and shorter operating histories and less mature businesses than large capitalization companies. The prices of medium cap stocks tend to be more volatile than the prices of large cap stocks. In addition, small cap stocks may be less liquid than large cap stocks
■	Interest rates increase, causing the prices of fixed income securities to decline, which would reduce the value of the fund’s U.S. government securities
■	The segment managers’ judgment about the attractiveness, growth prospects or potential appreciation of a particular stock or U.S. government security proves to be incorrect
■	Key economic trends become materially unfavorable, such as rising interest rates and levels of inflation or slowing economic growth

Who may want to invest

The Balanced All Cap Growth and Value Fund may be an appropriate investment if you:

■	Are seeking to participate in the long-term growth potential of the U.S. stock market
■	Are looking for an investment with potentially greater return but higher risk than a fund investing exclusively in fixed income investments

Legg Mason Partners Multiple Discipline Funds          29

■	Are willing to accept the risks of the stock market
■	Are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in large cap companies
■	Are seeking to participate in the long-term potential, and are willing to accept the special risks and potential long-term rewards, of mid- and small- cap companies
■	Are seeking an investment balancing long-term growth of capital from equity investments with investments in U.S. government securities

Performance information

The following shows summary performance information for the fund in a bar chart and an Average Annual Total Returns table. The information provides an indication of the risks of investing in the fund by showing changes in its performance from year to year and by showing how the fund’s average annual returns compare with the returns of broad-based securities market indexes. The bar chart and the information below show performance of the fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, the performance for Class A, B, C and Y shares in the Average Annual Total Returns table reflects the impact of the maximum sales charge (load) applicable to the respective classes, and the performance for Class A shares reflects the impact of taxes paid on distributions and dividends and the redemption of shares at the end of the period. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

Total Return — Class A Shares

Highest and lowest quarter returns (for periods shown in the bar chart):

Highest: 3.29% in 3rd quarter 2005; Lowest: (2.84)% in 1st quarter 2005.

Year to date: 0.49% through 6/30/06.

30         Legg Mason Partners Mutual Funds

Average Annual Total Returns (for periods ended 12/31/05)

	1 Year	Since Inception	Inception Date
Class A			08/06/04

Return before taxes	(1.92)%	2.12%

Return after taxes on distributions(1)	(2.32)%	1.82%

Return after taxes on distributions and sale of fund shares(1)	(1.24)%	1.63%

Other Classes (Return before taxes only)

Class B	(2.59)%	2.36%	08/16/04

Class C	1.50%	5.23%	08/16/04

Class Y	3.66%	5.42%	11/08/04

Lehman Brothers Intermediate Treasury Bond Index	1.56%	2.22%	(2)

Russell 3000 Index	6.12%	16.40%	(3)

(1)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. After-tax returns shown above are for Class A shares only. After-tax returns for Class B, Class C and Class Y shares will vary.

(2)	The Lehman Brothers Intermediate Treasury Bond Index is composed of all bonds covered by the Lehman Brothers Treasury Bond Index with maturities between one and 9.9 years. Total return consists of price appreciation/depreciation plus income as a percentage of the original investment. Index comparison begins on August 1, 2004.

(3)	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. Index comparison begins on August 6, 2004.

It is not possible to invest directly in an index. The indexes do not reflect deductions for fees, expenses or taxes.

Legg Mason Partners Multiple Discipline Funds          31

Fee table

This table sets forth the fees and expenses you may pay if you invest in Balanced All Cap Growth and Value Fund shares.

Shareholder Fees

(fees paid directly from your investment)	Class A		Class B	Class C	Class Y
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.00%		None	None	None

Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	None	*	5.00%	1.00%	None

Annual Operating Expenses

(expenses deducted from fund assets)	Class A	Class B	Class C	Class Y
Management fee**	0.75%	0.75%	0.75%	0.75%

Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	None

Other expenses***	0.45%	0.55%	0.47%	0.30%

Total annual operating expenses****	1.45%	2.30%	2.22%	1.05%

*	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

**	The fund has a fee schedule that reduces the management fees payable to the manager on assets in excess of $1 billion as follows: 0.750% on assets up to and including $1 billion; 0.725% on assets up to and including $2 billion; 0.700% on assets up to and including $5 billion; 0.675% on assets up to and including $10 billion; and 0.650% on assets in excess of $10 billion.

***	“Other expenses” reflect the estimated effect of new transfer agency and custody contracts which were effective January 1, 2006.

****	The manager will waive fees and/or reimburse expenses to the extent necessary so that “Total annual operating expenses” will not exceed 1.40% for Class A, 2.15% for Class B, 2.15% for Class C and 0.99% for Class Y. This waiver and/or reimbursement is voluntary and may be amended or discontinued at any time.

Example

This example helps you compare the costs of investing in the Balanced All Cap Growth and Value Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

■	You invest $10,000 in the Balanced All Cap Growth and Value Fund for the period shown
■	Your investment has a 5% return each year — the assumption of a 5% return is required by the SEC for purposes of this example and is not a prediction of the Balanced All Cap Growth and Value Fund’s future performance
■	You reinvest all distributions and dividends without a sales charge
■	The Balanced All Cap Growth and Value Fund’s operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same

Number of Years You Own Your Shares

	1 year	3 years	5 years	10 years
Class A (with or without redemption)	$640	$935	$1,252	$2,148

Class B (redemption at end of period)	$733	$1,018	$1,330	$2,423	*

Class B (no redemption)	$233	$718	$1,230	$2,423	*

Class C (redemption at end of period)	$325	$694	$1,189	$2,553

Class C (no redemption)	$225	$694	$1,189	$2,553

Class Y (with or without redemption)	$107	$334	$579	$1,282

*	Assumes conversion to Class A shares approximately eight years after purchase.

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More on the Balanced All Cap Growth and Value Fund’s investments

Other investments

The Balanced All Cap Growth and Value Fund may invest to a limited extent in money market instruments and/or cash to pay expenses and/or meet redemption requests.

Derivatives and hedging techniques

The Balanced All Cap Growth and Value Fund may, but need not, use derivative contracts, such as futures and options on securities, securities indexes or currencies; options on these futures; forward currency contracts; or interest rate or currency swaps for any of the following purposes:

■	To hedge against the economic impact of adverse changes in the market value of its portfolio securities, because of changes in stock market prices, currency exchange rates or interest rates
■	As a substitute for buying or selling securities
■	As a cash flow management technique

A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indexes. Even a small investment in derivative contracts can have a big impact on the fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond as anticipated to changes in the value of the fund’s holdings.

The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the fund less liquid and harder to value, especially in declining markets.

Foreign securities

The Balanced All Cap Growth and Value Fund may invest to a limited extent in ADRs and ordinary shares of non-U.S. companies that trade in the U.S. markets. The fund’s investments in foreign securities may involve greater risk than investments in securities of U.S. issuers. Because the value of a depository receipt is dependent upon the market price of an underlying foreign security, depository receipts are subject to most of the risks associated with investing in foreign securities directly. Foreign countries generally have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, less information is available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses.

Defensive investing

The Balanced All Cap Growth and Value Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking

Legg Mason Partners Multiple Discipline Funds          33

temporary defensive positions in any type of money market instruments and short-term debt securities or cash. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

Master/feeder option

The Balanced All Cap Growth and Value Fund may, in the future, seek to achieve its investment objective by investing all of its net assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the fund.

Portfolio holdings

The Balanced All Cap Growth and Value Fund’s policies and procedures with respect to the disclosure of its portfolio securities are described in the SAI.

The Balanced All Cap Growth and Value Fund may also use other strategies and invest in other securities that are described, along with their risks, in the SAI. However, the fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the SAI. Also note that there are many other factors, which are not described here, that could adversely affect your investment and that could prevent the fund from achieving its goals.

34         Legg Mason Partners Mutual Funds

Management

Manager and Subadvisers

Legg Mason Partners Fund Advisor, LLC (“LMPFA” or the “manager”) is each fund’s investment manager. LMPFA, with offices at 399 Park Avenue, New York, New York 10022, provides advisory oversight and administrative services to and management of cash and short-term instruments for each fund. LMPFA is a recently-organized investment adviser that was formed to serve as the investment manager of the funds and other Legg Mason-sponsored funds.

Discussion regarding the basis for the Board’s approval of each fund’s management agreement with Smith Barney Fund Management LLC (“SBFM”), each fund’s prior manager, is available in the fund’s semi-annual report for the period ended October 31, 2005.

LMPFA has designated CAM North America, LLC (“CAM N.A.”) as a subadviser for each fund. CAM N.A. is responsible for the coordinating portfolio management services and the day-to-day portfolio management of each fund, subject to the supervision of the manager, except for the management of cash and short-term instruments and for the fund segment sub-advised by Western Asset described below. CAM N.A., with offices at 399 Park Avenue, New York, New York 10022, is a recently-organized investment adviser that was formed to succeed to the equity securities portfolio management business of Citigroup Asset Management (“CAM”), which was acquired by Legg Mason in December 2005.

LMPFA has designated Western Asset Management Company (“Western Asset”) as a subadviser for the Fixed Income segment-Government Securities Management of Balanced All Cap Growth and Value Fund. Western Asset is responsible for the day-to-day management of that segment, subject to the supervision of the manager. Western Asset, established in 1971 and having offices at 385 East Colorado Boulevard, Pasadena, California 91101, acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. As of March 31, 2006, Western Asset’s total assets under management were approximately $512 billion.

LMPFA, CAM N.A. and Western Asset are wholly-owned subsidiaries of Legg Mason.

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Portfolio managers

The coordinating portfolio managers and segment managers for the funds are set forth below.

Funds and Segments	Coordinating Portfolio Managers	Segment Managers
All Cap Growth and Value Fund	Roger Paradiso, Kirstin Mobyed
■ All Cap Growth ■ All Cap Value		■ Alan J. Blake, Richard Freeman ■ John Goode, Peter J. Hable
Global All Cap Growth and Value Fund	Roger Paradiso, Kirstin Mobyed
■ Large Cap Growth ■ Large Cap Value ■ Multi-Cap Growth ■ International-ADR		■ Alan J. Blake ■ Mark McAllister, Robert Feitler, Jr. ■ Richard Freeman ■ Jeffrey Russell
Large Cap Growth and Value Fund	Roger Paradiso, Kirstin Mobyed
■ Large Cap Growth ■ Large Cap Value		■ Alan J. Blake ■ Mark McAllister, Robert Feitler, Jr.
Balanced All Cap Growth and Value Fund	Roger Paradiso, Kirstin Mobyed
■ All Cap Growth ■ All Cap Value ■ Fixed Income — Government Securities Management		■ Alan J. Blake, Richard Freeman ■ John Goode, Peter J. Hable ■ Valerie Bannon, Ellen S. Cammer

Coordinating portfolio managers

Roger Paradiso is an investment officer of CAM N.A. and managing director of CAM N.A. Mr. Paradiso has been with CAM N.A. or its predecessor firms since 1988. He became a portfolio manager of Smith Barney Asset Management Large Capitalization Growth portfolios in 1995 and of Small/Mid Capitalization portfolios in 1996. This led to the development of the Multiple Discipline investment process in 1997.

Kirstin Mobyed is an investment officer of CAM N.A. or its affiliates and director of CAM N.A. Ms. Mobyed has been with CAM N.A. or its predecessor firms since 1992. She served as an analyst from 1994 through 2001 and has served as a private client manager in the Private Portfolio Group since 2001.

Segment managers

Valerie Bannon, CFA, investment officer of Western Asset or its affiliates and director of Western Asset, is co-manager of the Balanced All Cap Growth and Value Fund’s Fixed

36         Legg Mason Partners Mutual Funds

Income segment — Government Securities Management. Ms. Bannon has been responsible for this segment since the fund’s inception. Ms. Bannon has been a portfolio manager with the manager or its predecessor firms since 1998 and serves as a portfolio manager of other Legg Mason Partners funds.

Alan J. Blake is an investment officer of CAM N.A. or its affiliates and a managing director of CAM N.A. or its predecessors. He has been responsible for the Large Cap Growth segments of the Global All Cap Growth and Value Fund and the Large Cap Growth and Value Fund since the inception of those funds. He has been responsible for the All Cap Growth segments of the Balanced All Cap Growth and Value Fund since its inception and the All Cap Growth and Value Fund since January 2004. Mr. Blake has been a portfolio manager with CAM N.A. or its predecessor firms since 1991 and serves as a portfolio manager of other Legg Mason Partners funds.

Ellen S. Cammer, investment officer of Western Asset and managing director of Western Asset, is co-manager of the Balanced All Cap Growth and Value Fund’s Fixed Income segment — Government Securities Management. Ms. Cammer has been responsible for this segment since the fund’s inception. Ms. Cammer has been a portfolio manager with the manager or its predecessor firms since 1982 and serves as a portfolio manager of other Legg Mason Partners funds.

Robert Feitler, Jr., investment officer of CAM N.A. and a director of CAM N.A., is co-manager of the Large Cap Value segments of the Large Cap Growth and Value Fund and the Global All Cap Growth and Value Fund since August 2004. Mr. Feitler has been a portfolio manager and analyst with CAM N.A. or its predecessors since 1995 and serves as a portfolio manager of other Legg Mason Partners funds.

Richard Freeman is an investment officer of CAM N.A. and a managing director of CAM N.A. He has been responsible for the Multi-Cap Growth segment of the Global All Cap Growth and Value Fund since January 2004. He has been responsible for the All Cap Growth segments of the Balanced All Cap Growth and Value Fund since its inception and the All Cap Growth and Value Fund since January 2004. Mr. Freeman has been a portfolio manager with CAM N.A. or its predecessor firms since 1983 and serves as a portfolio manager of other Legg Mason Partners funds.

John Goode is an investment officer of CAM N.A. or its affiliates and a managing director of CAM N.A. or its predecessors. He has been responsible for the All Cap Value segments of the Balanced All Cap Growth and Value Fund since its inception and the All Cap Growth and Value Fund since January 2004. Mr. Goode has been a portfolio manager with CAM N.A. or its predecessor firms since 1995 and serves as a portfolio manager of other Legg Mason Partners funds.

Peter J. Hable is an investment officer of CAM N.A. or its affiliates and a managing director of CAM N.A. He has been responsible for the All Cap Value segments of the Balanced All Cap Growth and Value Fund since its inception and the All Cap Growth and Value Fund since January 2004. Mr. Hable has been with CAM N.A. or its predecessor firms since 1999 and serves as a portfolio manager of other Legg Mason Partners funds.

Mark McAllister, investment officer of CAM N.A. or its affiliates and a managing director of CAM N.A. or its predecessors, is co-manager of the Large Cap Value segments of the Large Cap Growth and Value Fund and the Global All Cap Growth and Value Fund since August 2004. Mr. McAllister has been a portfolio manager with CAM N.A. since 1999 and serves as a portfolio manager of other Legg Mason Partners funds.

Legg Mason Partners Multiple Discipline Funds          37

Jeffrey Russell, CFA, is an investment officer of CAM N.A. or its affiliates and a managing director of CAM N.A. He has been responsible for the International — ADR segment of the Global All Cap Growth and Value Fund since January 2004. Mr. Russell has 21 years of securities business experience and serves as a portfolio manager of other Legg Mason Partners funds.

The SAI provides additional information about the compensation of the coordinating portfolio managers and the segment managers, other accounts they manage, and any fund shares held by the portfolio managers, and has more detailed information about the manager, the subadvisers and other fund service providers.

Management fees

For the fiscal year ended April 30, 2006, SBFM (each fund’s prior manager) received management fees, after applicable voluntary waivers and reimbursements, from each fund equal to the percentage of the average daily net assets of the Fund listed below:

Fund	Effective Fee Rate
All Cap Growth and Value Fund	0.75%
Balanced All Cap Growth and Value Fund	0.51%
Global All Cap Growth and Value Fund	0.75%
Large Cap Growth and Value Fund	0.73%

Distribution plans

Legg Mason Investor Services (“LMIS”), a wholly owned broker-dealer subsidiary of Legg Mason, Citigroup Global Markets Inc. (“CGMI”) and PFS Investments Inc. (“PFS”) serve as each fund’s co-distributors. Each fund has adopted a Rule 12b-1 distribution plan for its Class A, B and C shares. Under the plans, each fund pays distribution and/or service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

In addition, the distributors may make payments for distribution and/or shareholder servicing activities out of their past profits and other available sources. The distributors may also make payments for marketing, promotional or related expenses. The amount of these payments is determined by the distributors and may be substantial. The manager or an affiliate may make similar payments under similar arrangements.

The payments described above are often referred to as “revenue sharing payments.” The recipients of such payments may include a fund’s distributors and other affiliates of the manager, broker/dealers, financial institutions and other financial intermediaries through which investors may purchase shares of a fund. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a fund to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.

Transfer agent and shareholder servicing agent

PFPC, Inc. (the “transfer agent”), located at 4400 Computer Drive, Westborough, Massachusetts 01581, serves as each fund’s transfer agent and shareholder servicing agent. The transfer agent maintains the shareholder account records for the fund, handles certain

38         Legg Mason Partners Mutual Funds

communications between shareholders and the fund and distributes dividends and distribution payable by the fund.

Recent developments

On May 31, 2005, the SEC issued an order in connection with the settlement of an administrative proceeding against SBFM and CGMI relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that CAM, the Citigroup business unit that, at the time, included SBFM and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGMI would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Fund’s

Legg Mason Partners Multiple Discipline Funds          39

Board selected a new transfer agent for the Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

40         Legg Mason Partners Mutual Funds

Choosing a class of shares to buy

You can choose among four classes of shares: Classes A, B, C and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. When choosing which class of shares to buy, you should consider:

■	How much you plan to invest.
■	How long you expect to own the shares.
■	The expenses paid by each class detailed in the Fee tables and Examples in this Prospectus.
■	Whether you qualify for any reduction or waiver of sales charges.

If you are choosing between Class A and Class B shares, it will in almost all cases be the more economical choice for you to purchase Class A shares if you plan to purchase shares in an amount of $50,000 or more (whether in a single purchase or through aggregation of eligible holdings). This is because of the reduced sales charge available on larger investments of Class A shares and the lower ongoing expenses of Class A shares compared to Class B shares.

You may buy shares from:

■	Certain broker-dealers, financial intermediaries, financial institutions or a distributor’s financial advisors or PFS registered representatives (each called a “Service Agent”).
■	A fund, but only if you are investing through certain qualified plans or Service Agents.

Not all classes of shares are available through all Service Agents. You should contact your Service Agent for further information.

Investment minimums

Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

	Initial		Additional
	Classes A, B, C	Class Y	All Classes
General	$1,000	$15 million	$50

IRAs, Self Employed Retirement Plans, Uniform Gifts or Transfers to Minor Accounts	$250	$15 million	$50

Qualified Retirement Plans*	$25	$15 million	$25

Programs offered by third-party intermediaries, including asset allocation programs, wrap account programs, fee-based programs and unified managed account programs or individual accounts within such programs	$1	n/a	$1

Monthly Systematic Investment Plans	$25	n/a	$25

Quarterly Systematic Investment Plans	$50	n/a	$50

*	Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans

Legg Mason Partners Multiple Discipline Funds          41

Comparing the funds’ classes

Your Service Agent can help you decide which class meets your goals. The Service Agent may receive different compensation depending upon which class you choose.

	Class A	Class B	Class C	Class Y
Key features	■ Initial sales charge ■ You may qualify for reduction or waiver of initial sales charge ■ Lower annual expenses than Class B and Class C	■ No initial sales charge ■ Deferred sales charge declines over time ■ Converts to Class A after 8 years ■ Higher annual expenses than Class A	■ No initial sales charge ■ Deferred sales charge for only 1 year ■ Does not convert to Class A ■ Higher annual expenses than Class A	■ No initial or deferred sales charge ■ Must invest at least $15 million ■ Lower annual expenses than the other classes
Initial sales charge	Up to 5.00%; reduced for large purchases and waived for certain investors. No charge for purchases of $1,000,000 or more	None	None	None
Deferred sales charge	1.00% on purchases of $1,000,000 or more if you redeem within 1 year of purchase	Up to 5.00% charged when you redeem shares. The charge is reduced over time and there is no deferred sales charge after 5 years	1.00% if you redeem within 1 year of purchase	None
Annual distribution and service fees	0.25% of average daily net assets	1.00% of average daily net assets	1.00% of average daily net assets	None
Exchange privilege*	Class A shares of most Legg Mason Partners funds	Class B shares of most Legg Mason Partners funds	Class C shares of most Legg Mason Partners funds	Class Y shares of most Legg Mason Partners funds

*	Ask your Service Agent for the Legg Mason Partners funds available for exchange.

More information about the funds’ classes of shares is available through the Legg Mason Partners Mutual Funds’ website. You’ll find detailed information about sales charges and ways you can qualify for reduced or waived sales charges, including:

■	the front-end sales charges that apply to the purchase of Class A shares
■	the deferred sales charges that apply to the redemption of Class B shares, Class C shares and Class A shares (within one year for purchases at no sales charge)
■	who qualifies for lower sales charges on Class A shares
■	who qualifies for a sales load waiver

Go to http://www.leggmason.com/InvestorServices and click on the name of a fund.

42         Legg Mason Partners Mutual Funds

Sales charges

Class A shares

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on a fund’s distributions or dividends you reinvest in additional Class A shares.

The table below shows the rate of sales charge you pay, depending on the amount you purchase. The table below also shows the amount of broker/dealer compensation that is paid out of the sales charge. This compensation includes commissions received by Service Agents that sell shares of the funds. For shares sold by LMIS, LMIS will receive the sales charge imposed on purchases of Class A shares (or any deferred sales charge paid on redemptions) and will retain the full amount of such sales charge. For shares sold by CGMI, CGMI will receive the sales charge imposed on purchases of Class A shares and will retain an amount equal to the broker-dealer commission paid out of the sales charge. CGMI will pay up to 10% of the sales charge to LMIS. For shares sold by PFS, PFS will receive the sales charge imposed on purchases of Class A shares (or any deferred sales charge paid on redemptions) and will retain the full amount of such sales charge. Service Agents also will receive the service fee payable on Class A shares at an annual rate equal to 0.25% of the average daily net assets represented by the Class A shares serviced by them.

Amount of purchase	Sales Charge as a % of offering price (%)	Sales Charge as a % of net amount invested (%)	Broker/Dealer Commission as a % of offering price (%)
Less than $25,000	5.00	5.26	4.50

$25,000 but less than $50,000	4.25	4.44	3.83

$50,000 but less than $100,000	3.75	3.90	3.38

$100,000 but less than $250,000	3.25	3.36	2.93

$250,000 but less than $500,000	2.75	2.83	2.48

$500,000 but less than $1,000,000	2.00	2.04	1.80

$1,000,000 or more	-0-	-0-	up to 1.00	*

*	A distributor may pay up to 1.00% to a Service Agent for purchase amounts of $1 million or more and for purchases by certain retirement plans with an omnibus relationship with the fund. In such cases, starting in the thirteenth month after purchase, the Service Agent will also receive the annual distribution and service fee of up to 0.25% of the average daily net assets represented by the Class A shares held by its clients. Prior to the thirteenth month, a distributor will retain the distribution and service fee. Where the Service Agent does not receive the payment of this commission, the Service Agent will instead receive the annual distribution and service fee starting immediately after purchase. In certain cases, the Service Agent may receive both a payment of the commission as well as the annual distribution and service fee starting immediately after purchase. Please contact your Service Agent for more information.

Investments of $1,000,000 or more

You do not pay an initial sales charge when you buy $1,000,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1.00%. If you did not pay an initial sales charge when buying Class A shares due to a waiver applicable to purchases by qualified and non-qualified retirement plans with an omnibus relationship with the fund, you will not be subject to a deferred sales charge.

Legg Mason Partners Multiple Discipline Funds          43

Qualifying for a reduced Class A sales charge

There are several ways you can combine multiple purchases of Class A shares of Legg Mason Partners funds to take advantage of the breakpoints in the sales charge schedule. In order to take advantage of reductions in sales charges that may be available to you when you purchase fund shares, you must inform your Service Agent or the transfer agent if you have entered into a letter of intent or a right of accumulation and if there are other accounts in which there are holdings eligible to be aggregated with your purchase.

You may need to provide certain records, such as account statements for accounts held by family members or accounts you hold at another broker-dealer or financial intermediary, in order to verify your eligibility for reduced sales charges.

■	Accumulation privilege – lets you combine the current value of Class A shares of a fund with all other shares of Legg Mason Partners funds that are owned by:
☐	you; or
☐	your spouse and children under the age of 21; and

that are offered with a sales charge, with the dollar amount of your next purchase of Class A shares for purposes of calculating the initial sales charge.

Shares of Smith Barney money market funds (other than money market fund shares acquired by exchange from other Legg Mason Partners funds offered with a sales charge and shares of those money market fund shares noted below) and Legg Mason Partners S&P 500 Index Fund may not be combined.

However, shares of Legg Mason Partners Exchange Reserve Fund and Class C shares of Legg Mason Partners Adjustable Rate Income Fund, Legg Mason Partners Inflation Management Fund, Legg Mason Partners Intermediate Maturity California Municipals Fund, Legg Mason Partners Intermediate Maturity New York Municipals Fund, Legg Mason Partners Limited Term Municipals Fund, Smith Barney Money Funds, Inc. — Cash and Government Portfolios, Legg Mason Partners Short Duration Municipal Income Fund, and Legg Mason Partners Short-Term Investment Grade Bond Fund are not offered with a sales charge, but may be combined.

If your current purchase order will be placed through a Smith Barney Financial Advisor, you may also combine eligible shares held in accounts with a different Service Agent. If you hold shares of Legg Mason Partners funds in accounts at two or more different Service Agents, please contact your Service Agents to determine which shares may be combined. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

■	Letter of intent – lets you purchase Class A shares of Legg Mason Partners funds over a 13-month period and pay the same sales charge on Class A shares, if any, as if all shares had been purchased at once. At the time you enter into the letter of intent, you select your asset goal amount. Generally, purchases of any Legg Mason Partners fund shares that are subject to a sales charge and are purchased during the 13-month period by
☐	you; or
☐	your spouse and children under the age of 21

are eligible for inclusion under the letter, based on the public offering price at the time of the purchase, and any capital appreciation on those shares.

You may also backdate your letter up to 90 days in which case eligible purchases made during that period will be treated as purchases made under the letter. In addition, you can

44         Legg Mason Partners Mutual Funds

include towards your asset goal amount the current value of any eligible purchases that were made prior to the date of entering into the letter of intent and are still held.

If you are setting up your letter of intent through a Smith Barney Financial Advisor, you may also include eligible shares held in accounts with a different Service Agent. If you hold shares of Legg Mason Partners funds in accounts at two or more different Service Agents, please contact your Service Agents to determine which shares may be combined.

Shares of Smith Barney money market funds (other than money market fund shares acquired by exchange from other Legg Mason Partners funds offered with a sales charge and shares of those money market funds noted below) and Legg Mason Partners S&P 500 Index Fund may not be combined. However, shares of Legg Mason Partners Exchange Reserve Fund and Class C shares of Legg Mason Partners Adjustable Rate Income Fund, Legg Mason Partners Inflation Management Fund, Legg Mason Partners Intermediate Maturity California Municipals Fund, Legg Mason Partners Intermediate Maturity New York Municipals Fund, Legg Mason Partners Limited Term Municipals Fund, Smith Barney Money Funds, Inc. — Cash and Government Portfolios, Legg Mason Partners Short Duration Municipal Income Fund, and Legg Mason Partners Short-Term Investment Grade Bond Fund, although not offered with a sales charge, may be combined.

If you do not meet your asset goal amount, shares in the amount of any sales charges due, based on the amount of your actual purchases, will be redeemed from your account.

Waivers for certain Class A investors

Class A initial sales charges are waived for certain types of investors, including:

■	Employees of NASD members
■	Investors participating in “wrap fee” or asset allocation programs or other fee-based arrangements sponsored by affiliated and non-affiliated broker-dealers and other financial institutions that have entered into agreements with CGMI
■	Investors who redeemed Class A shares of a Legg Mason Partners fund in the past 60 days, if the investor’s Service Agent is notified

If you qualify for a waiver of the Class A initial sales charge, you must notify your Service Agent or the transfer agent at the time of purchase.

If you want to learn about additional waivers of Class A initial sales charges, contact your Service Agent, consult the SAI or look at the Legg Mason Partners Mutual Funds’ website: http://www.leggmason.com/InvestorServices and click on the name of the fund.

Class B shares

You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within five years of your purchase payment, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase payment increases.

Year after purchase	1st	2nd	3rd	4th	5th	6th through 8th
Deferred sales charge	5%	4%	3%	2%	1%	0%

Legg Mason Partners Multiple Discipline Funds          45

LMIS will pay Service Agents other than PFS, including CGMI, selling Class B shares a commission of up to 4.00% of the purchase price of the Class B shares they sell and LMIS will retain the deferred sales charges. For Class B shares sold by PFS, PFS will pay the commission of up to 4.00% of the purchase price of the Class B shares sold by its Service Agents and will retain the deferred sales charges paid upon certain redemptions. Service Agents also receive a service fee at an annual rate equal to 0.25% of the average daily net assets represented by the Class B shares serviced by them.

Class B conversion

After eight years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

Shares issued: At initial purchase	Shares issued: On reinvestment of dividends and distributions	Shares issued: Upon exchange from another Legg Mason Partners fund
Eight years after the date of purchase payment	In same proportion as the number of Class B shares converting is to total Class B shares you own (excluding shares issued as dividends)	On the date the shares originally acquired would have converted into Class A shares

Class C shares (available through certain Service Agents)

You buy Class C shares at net asset value without paying an initial sales charge. However, if you redeem your Class C shares within one year of purchase, you will pay a deferred sales charge of 1.00%.

LMIS will pay Service Agents selling Class C shares a commission of up to 1.00% of the purchase price of the Class C shares they sell and will retain the deferred sales charges and the distribution and service fee until the thirteenth month after purchase. Starting in the thirteenth month after purchase, Service Agents will receive an annual fee of up to 1.00% of the average daily net assets represented by the Class C shares serviced by them.

Class Y shares (available through certain Service Agents)

You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this minimum requirement by buying Class Y shares of a fund over a 13-month period. To qualify, you must initially invest at least $5,000,000.

46         Legg Mason Partners Mutual Funds

More about deferred sales charges

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore, you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

■	Shares exchanged for shares of another Legg Mason Partners fund
■	Shares representing reinvested distributions and dividends
■	Shares no longer subject to the deferred sales charge

Each time you place a request to redeem shares, a fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares of a Legg Mason Partners fund in the past 60 days and paid a deferred sales charge, you may buy shares of a fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Service Agent.

The funds’ distributors receive deferred sales charges as partial compensation for their expenses in selling shares, including the payment of compensation to your Service Agent.

Deferred sales charge waivers

The deferred sales charge for each share class will generally be waived:

■	On payments made through certain systematic withdrawal plans
■	On certain distributions from a retirement plan
■	For involuntary redemptions of small account balances
■	For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Service Agent, consult the SAI or look at the Legg Mason Partners Mutual Funds’ website: http://www.leggmason.com/InvestorServices and click on the name of the fund.

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Buying shares

Through a Service Agent

You should contact your Service Agent to open a brokerage account and make arrangements to buy shares. If you do not provide the following information, your order will be rejected:

■  Class of shares being bought

■  Dollar amount or number of shares being bought

Your Service Agent may charge an annual account maintenance fee.

Through the funds

Qualified retirement plans and certain other investors who are clients of certain Service Agents are eligible to buy shares directly from a fund.

■  Write the fund at the following address:

Legg Mason Partners Investment Funds, Inc. —

Legg Mason Partners Multiple Discipline Funds

(Specify fund and class of shares)

c/o PFPC Inc.

P.O. Box 9699

Providence, RI 02940-9699

■  Enclose a check to pay for the shares. For initial purchases, complete and send an account application.

■  For more information, please call Shareholder Services at 1-800-451-2010.

Through a systematic investment plan

You may authorize your Service Agent or the transfer agent to transfer funds automatically from (i) a regular bank account, (ii) cash held in a brokerage account opened with a Service Agent or (iii) certain money market funds, in order to buy shares on a regular basis.

■  Amounts transferred should be at least $25 monthly or $50 quarterly.

■  If you do not have sufficient funds in your account on a transfer date, your Service Agent or the transfer agent may charge you a fee.

For more information, contact your Service Agent or the transfer agent or consult the SAI.

48         Legg Mason Partners Mutual Funds

Exchanging shares

Legg Mason Partners offers a distinctive family of funds tailored to help meet the varying needs of both large and small investors

You should contact your Service Agent to exchange into other Legg Mason Partners funds. Be sure to read the prospectus of the Legg Mason Partners fund into which you are exchanging. An exchange is a taxable transaction.

■  You may exchange shares only for shares of the same class of another Legg Mason Partners fund. Not all Legg Mason Partners funds offer all classes.

■  Not all Legg Mason Partners funds may be offered in your state of residence. Contact your Service Agent or the transfer agent for further information.

■  Exchanges of Class A, Class B and Class C shares are subject to minimum investment requirements (except for systematic investment plan exchanges), and all shares are subject to the other requirements of the fund into which exchanges are made.

■  If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the exchange is effective.

■  A fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.

Waiver of additional sales charges

Your shares will not be subject to an initial sales charge at the time of the exchange.

Your deferred sales charge (if any) will continue to be measured from the date of your original purchase of shares subject to a deferred sales charge. If the fund into which you exchange has a higher deferred sales charge, you will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.

By telephone

If you do not have a brokerage account with a Service Agent, you may be eligible to exchange shares through a fund. You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York Stock Exchange (“NYSE”) is open. For clients of a PFS Registered Representative, call Primerica Shareholder Services at 1-800-544-5445 between 8:00 a.m. and 8:00 p.m. (Eastern time). All other shareholders should call Shareholder Services at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time). Requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

You can make telephone exchanges only between accounts that have identical registrations.

By mail	If you do not have a brokerage account, contact your Service Agent or write to the transfer agent at the address on the following page.

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Redeeming shares

Generally

Contact your Service Agent to redeem shares of a fund.

If you hold share certificates, the transfer agent must receive the certificates endorsed for transfers with signed stock powers before the redemption is effective.

If the shares are held by a fiduciary or corporation, other documents may be required.

Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 10 days.

If you have a brokerage account with a Service Agent, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.

By mail

For accounts held directly at a fund, send written requests to the fund at the applicable address:

For clients of a PFS Registered Representative, write to PFPC Inc.
c/o Primerica Shareholder Services at the following address:

PFPC Inc.

c/o Primerica Shareholder Services

(Specify fund and class of shares)

P.O. Box 9662

Providence, RI 02940-9662

For all other investors, send your request to PFPC Inc. at the following address:

Legg Mason Partners Investment Funds, Inc.

Legg Mason Partners Multiple Discipline Funds

(Specify fund and class of shares)

c/o PFPC Inc.

P.O. Box 9699

Providence, RI 02940-9699

Your written request must provide the following:

■  The fund name and your account number

■  The class of shares and the dollar amount or number of shares to be redeemed

■  Signatures of each owner exactly as the account is registered

50         Legg Mason Partners Mutual Funds

By telephone

If you do not have a brokerage account with a Service Agent, you may be eligible to redeem shares in amounts up to $50,000 per day through the fund. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by telephone on any day the NYSE is open. For clients of a PFS Registered Representative, call Primerica Shareholder Services at 1-800-544-5445 between 8:00 a.m. and 8:00 p.m. (Eastern time). All other shareholders should call Shareholder Services at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time). Requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

Your redemption proceeds can be sent by check to your address of record or by wire or electronic transfer (ACH) to a bank account designated on your authorization form. You must submit a new authorization form to change the bank account designated to receive wire or electronic transfers and you may be asked to provide certain other documents. The transfer agent may charge a fee on a wire or an electronic transfer (ACH).

Automatic cash withdrawal plans

You can arrange for the automatic redemption of a portion of your shares on a monthly or quarterly basis. To qualify you must own fund shares with a value of at least $10,000 ($5,000 for retirement plan accounts) and each automatic redemption must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed 1.00% per month of the value of your shares subject to a deferred sales charge.

The following conditions apply:

■  Your shares must not be represented by certificates

■  All dividends and distributions must be reinvested

For more information, contact your Service Agent or consult the SAI.

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Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

■	Name of the fund
■	Your account number
■	Class of shares being bought, exchanged or redeemed
■	Dollar amount or number of shares being bought, exchanged or redeemed
■	Signature of each owner exactly as the account is registered

The funds’ transfer agent will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine, including recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither the funds nor the transfer agent will bear any liability for such transactions.

Signature guarantees

To be in good order, your redemption request must include a signature guarantee if you:

■	Are redeeming over $50,000
■	Are sending signed share certificates or stock powers to the transfer agent
■	Instruct the transfer agent to mail the check to an address different from the one on your account
■	Changed your account registration
■	Want the check paid to someone other than the account owner(s)
■	Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

Each fund has the right to:

■	Suspend the offering of shares
■	Waive or change minimum and additional investment amounts
■	Reject any purchase or exchange order
■	Change, revoke or suspend the exchange privilege
■	Suspend telephone transactions
■	Suspend or postpone redemptions of shares on any day when trading on the NYSE is restricted, or as otherwise permitted by the SEC
■	Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

Small account balances/Mandatory redemptions

If at any time the aggregate net asset value of the fund shares in your account is less than $500 for any reason (including solely due to declines in net asset value and/or failure to invest at least $500 within a reasonable period), each fund reserves the right to ask you to bring your account up to the applicable minimum investment amount as determined by your Service Agent. In such case you shall be notified in writing and will have 60 days to

52         Legg Mason Partners Mutual Funds

make an additional investment to bring your account value up to the required level. If you choose not to do so within this 60 day period, the fund may close your account and send you the redemption proceeds. In the event your account is closed due to a failure to increase your balance to the minimum required amount, you will not be eligible to have your account subsequently reinstated without imposition of any sales charges that may apply to your new purchase. The funds may, with prior notice, change the minimum size of accounts subject to mandatory redemption, which may vary by class, or implement fees for small accounts.

The funds may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

For more information, contact your Service Agent or the transfer agent or consult the SAI.

Frequent purchases and sales of fund shares

Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of a fund’s portfolio by its portfolio managers, increase portfolio transaction costs, and have a negative effect on a fund’s long-term shareholders. For example, in order to handle large flows of cash into and out of a fund, the portfolio managers may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the fund’s investment objective. Frequent trading may cause a fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from a fund’s performance. In addition, the return received by long-term shareholders may be reduced when trades by other shareholders are made in an effort to take advantage of certain pricing discrepancies, when, for example, it is believed that a fund’s share price, which is determined at the close of the NYSE on each trading day, does not accurately reflect the value of the fund’s portfolio securities. Funds investing in foreign securities have been particularly susceptible to this form of arbitrage, but other funds could also be affected.

Because of the potential harm to the funds and their long-term shareholders, the Board of Directors of Legg Mason Partners Investment Funds, Inc., of which the funds are series, has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, a fund may limit additional exchanges or purchases of fund shares by shareholders who are believed by the manager to be engaged in these abusive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of fund shares. For this reason, the Board has not adopted any specific restrictions on purchases and sales of fund shares, but the funds reserve the right to reject any exchange or purchase of fund shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what the manager believes to be obvious market-timing, the manager will seek to block future purchases and exchanges of fund shares by that account. Where surveillance of a particular account indicates activity that the manager believes could be either abusive or for legitimate purposes, a fund may permit the account holder to justify the activity.

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The policies apply to any account, whether an individual account or accounts with financial intermediaries such as investment advisers, broker/dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds fund shares for a number of its customers in one account. Each fund’s ability to monitor trading in omnibus accounts may, however, be severely limited due to the lack of access to an individual investor’s trading activity when orders are placed through these types of accounts. There may also be operational and technological limitations on the ability of a fund’s service providers to identify or terminate frequent trading activity within the various types of omnibus accounts.

Each fund’s policies also require personnel such as portfolio managers and investment staff to report any abnormal or otherwise suspicious investment activity, and prohibits short-term trades by such personnel for their own account in mutual funds managed by the manager and its affiliates, other than money market funds. Additionally, each fund has adopted policies and procedures to prevent the selective release of information about a fund’s portfolio holdings, as such information may be used for market-timing and similar abusive practices.

Each fund’s policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Board reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by a fund or other techniques that may be adopted in the future may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if a fund is unable to detect and deter trading abuses, a fund’s performance and its long-term shareholders may be harmed. In addition, because the funds have not adopted any specific limitations or restrictions on the trading of fund shares, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from frequent trading of fund shares, even when the trading is not for abusive purposes. Each fund will provide advance notice to shareholders and prospective investors of any specific restrictions on the trading of fund shares that the Board may adopt in the future.

Share certificates

Share certificates for the funds will no longer be issued. If you currently hold share certificates of a fund, such certificates will continue to be honored.

54         Legg Mason Partners Mutual Funds

Dividends, distributions and taxes

Dividends and distributions

Each fund generally pays dividends and makes distributions of capital gains, if any, once a year, typically in December. A fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Each fund expects distributions to be primarily from capital gains. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Service Agent or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to your Service Agent or the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes

In general, redeeming shares, exchanging shares and receiving dividends and distributions (whether in cash or additional shares) are all taxable events. The following table summarizes the tax status to you of certain transactions related to the funds.

Transaction	Federal tax status
Redemption or exchange of shares	Usually capital gain or loss; long- term only if shares owned more than one year

Long-term capital gain distributions	Long-term capital gain

Dividends	Ordinary income (potentially taxable at long-term capital gain rates)

Distributions attributable to short-term capital gains are treated as dividends, taxable as ordinary income. Taxable dividends and long-term capital gain distributions are taxable whether received in cash or reinvested in fund shares. Although dividends (including dividends from short-term capital gains) are generally taxable as ordinary income for taxable years beginning on or before December 31, 2010, individual shareholders who satisfy certain holding period and other requirements are taxed on such dividends at long-term capital gain rates to the extent the dividends are attributable to “qualified dividend income” received by the fund. “Qualified dividend income” generally consists of dividends received from U.S. corporations (other than dividends from tax exempt organizations and certain dividends from real estate investment trusts and other regulated investment companies) and certain foreign corporations. Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when a fund is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, each fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the funds with your correct taxpayer identification number and

Legg Mason Partners Multiple Discipline Funds          55

any required certifications, you may be subject to back-up withholding on your distributions, dividends and redemption proceeds. Because each shareholder’s circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in a fund.

The above discussion is applicable to shareholders who are U.S. persons. If you are a non-U.S. person, please consult your own tax adviser with respect to the U.S. tax consequences to you of an investment in a fund.

56         Legg Mason Partners Mutual Funds

Share price

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. Each fund’s net asset value is the value of its assets minus its liabilities divided by the number of shares outstanding. Net asset value is calculated separately for each class of shares. Each fund calculates its net asset value every day the NYSE is open. This calculation is done when regular trading closes on the NYSE (normally 4 p.m., Eastern time). The NYSE is closed on certain holidays listed in the SAI.

The Board of Directors of Legg Mason Partners Investment Funds, Inc., of which the funds are series, has approved procedures to be used to value a fund’s securities for the purposes of determining the fund’s net asset value. The valuation of a fund’s securities is determined in good faith by or under the direction of the Board of Directors. The Board of Directors has delegated certain valuation functions for each fund to the manager.

Each fund generally values its securities based on market prices determined at the close of regular trading on the NYSE. Each fund’s currency valuations, if any, are done as of when the London stock exchange closes, which is usually at 12 noon Eastern time. For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by a fund’s Board using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent pricing service approved by the funds’ Board, which may use a matrix, formula or other objective method that takes into account consideration market indices, yield curves and other specific adjustments. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If vendors are unable to supply a price, or if the price supplied is deemed by the manager to be unreliable, the market price may be determined using quotations received from one or more broker/dealers that make a market in the security. When such prices or quotations are not available, or when the manager believes that they are unreliable, the manager may price securities using fair value procedures approved by the Board. Because the funds may invest in securities of small capitalization companies — some of which may be thinly traded, for which market quotations may not be readily available or may be unreliable — the funds may use fair valuation procedures more frequently than funds that invest primarily in securities that are more liquid, such as securities of large capitalization domestic issues. Each fund may also use fair value procedures if the manager determines that a significant event has occurred between the time at which a market price is determined and the time at which a fund’s net asset value is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before a fund prices its shares. Each fund uses a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by the manager from time to time.

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Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that a fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value.

In order to buy, redeem or exchange shares at that day’s price, you must place your order with your Service Agent or the transfer agent before the NYSE closes. If the NYSE closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day’s price.

Service Agents must transmit all properly received orders to buy, exchange or redeem shares to the transfer agent before the transfer agent’s close of business.

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Financial highlights

The financial highlights tables are intended to help you understand the performance of each fund’s classes for the past five years (or inception if less than five years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables has been derived from the funds’ financial statements which were audited by KPMG LLP, independent registered public accounting firm, whose reports, along with each fund’s financial statements, are included in the annual reports (available upon request).

For a Class A share of capital stock outstanding throughout each year ended April 30, unless otherwise noted:

All Cap Growth and Value Fund

Class A Shares(1)	2006	2005	2004	2003	2002
Net asset value, beginning of year	$8.02	$7.96	$6.32	$7.89	$9.23

Income (loss) from operations:
Net investment income (loss)	0.01	0.01	(0.03)	(0.02)	(0.05)
Net realized and unrealized gain (loss)	1.39	0.05	1.67	(1.55)	(1.29)

Total income (loss) from operations	1.40	0.06	1.64	(1.57)	(1.34)

Net asset value, end of year	$9.42	$8.02	$7.96	$6.32	$7.89

Total return(2)	17.46%	0.75%	25.95%	(19.90)%	(14.52)%

Net assets, end of year (000s)	$91,562	$84,629	$48,352	$25,273	$37,371

Ratios to average net assets:
Gross expenses	1.21%	1.20%	1.19%	1.20%	1.21%
Gross expenses, excluding interest expense	1.20	—	—	—	—
Net expenses(3)	1.19 (4)	1.18 (4)	1.19	1.20	1.21
Net expenses, excluding interest expense(3)	1.19 (4)	—	—	—	—
Net investment income (loss)	0.06	0.14	(0.36)	(0.37)	(0.64)

Portfolio turnover rate	24%	15%	125%	47%	35%

(1)	Per share amounts have been calculated using the average shares method.

(2)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

(3)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class A shares will not exceed 1.40%.

(4)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.

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For a Class B share of capital stock outstanding throughout each year ended April 30, unless otherwise noted:

All Cap Growth and Value Fund

Class B Shares(1)	2006	2005	2004	2003	2002
Net asset value, beginning of year	$7.74	$7.73	$6.18	$7.78	$9.18

Income (loss) from operations:
Net investment loss	(0.06)	(0.05)	(0.08)	(0.07)	(0.11)
Net realized and unrealized gain (loss)	1.34	0.06	1.63	(1.53)	(1.29)

Total income (loss) from operations	1.28	0.01	1.55	(1.60)	(1.40)

Net asset value, end of year	$9.02	$7.74	$7.73	$6.18	$7.78

Total return(2)	16.54%	0.13%	25.08%	(20.57)%	(15.25)%

Net assets, end of year (000s)	$71,865	$73,331	$56,434	$39,445	$61,693

Ratios to average net assets:
Gross expenses	1.97%	1.97%	1.94%	1.97%	1.93%
Gross expenses, excluding interest expense	1.96	—	—	—	—
Net expenses(3)	1.95 (4)	1.94 (4)	1.94	1.97	1.93
Net expenses, excluding interest expense(3)	1.95 (4)	—	—	—	—
Net investment loss	(0.70)	(0.62)	(1.13)	(1.14)	(1.36)

Portfolio turnover rate	24%	15%	125%	47%	35%

(1)	Per share amounts have been calculated using the average shares method.

(2)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

(3)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class B shares will not exceed 2.15%.

(4)	The investment manager voluntarily waived a portion of its fee and/or reimbursed expenses.

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For a Class C share of capital stock outstanding throughout each year ended April 30, unless otherwise noted:

All Cap Growth and Value Fund

Class C Shares(1)	2006	2005	2004	2003	2002
Net asset value, beginning of year	$7.74	$7.74	$6.19	$7.78	$9.18

Income (loss) from operations:
Net investment loss	(0.06)	(0.05)	(0.08)	(0.07)	(0.11)
Net realized and unrealized gain (loss)	1.35	0.05	1.63	(1.52)	(1.29)

Total income (loss) from operations	1.29	0.00	1.55	(1.59)	(1.40)

Net asset value, end of year	$9.03	$7.74	$7.74	$6.19	$7.78

Total return(2)	16.67%	0.00%	25.04%	(20.44)%	(15.25)%

Net assets, end of year (000s)	$190,538	$215,024	$215,044	$176,460	$299,640

Ratios to average net assets:
Gross expenses	1.93%	1.95%	1.91%	1.93%	1.93%
Gross expenses, excluding interest expense	1.93	—	—	—	—
Net expenses(3)	1.91 (4)	1.92 (4)	1.91	1.93	1.93
Net expenses, excluding interest expense(3)	1.90 (4)	—	—	—	—
Net investment loss	(0.65)	(0.60)	(1.11)	(1.10)	(1.36)

Portfolio turnover rate	24%	15%	125%	47%	35%

(1)	Per share amounts have been calculated using the average shares method.

(2)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

(3)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class C shares will not exceed 2.15%.

(4)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.

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For a Class Y share of capital stock outstanding throughout each year ended April 30, unless otherwise noted:

All Cap Growth and Value Fund

Class Y Shares(1)	2006	2005(2)
Net asset value, beginning of year	$8.03	$8.07

Income (loss) from operations:
Net investment income	0.04	0.01
Net realized and unrealized gain (loss)	1.40	(0.05)

Total income (loss) from operations	1.44	(0.04)

Net asset value, end of year	$9.47	$8.03

Total return(3)	17.93%	(0.50)%

Net assets, end of year (000s)	$13,105	$5,545

Ratios to average net assets:
Gross expenses	0.80%	0.81	%(4)
Gross expenses, excluding interest expense	0.80	—
Net expenses(5)	0.80 (6)	0.81	(4)
Net expenses, excluding interest expense(5)	0.80 (6)	—
Net investment income	0.45	0.29	(4)

Portfolio turnover rate	24%	15%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the period November 4, 2004 (inception date) to April 30, 2005.

(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class Y shares will not exceed 0.99%.

(6)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.

62         Legg Mason Partners Mutual Funds

For a Class A share of capital stock outstanding throughout the year ended April 30, unless otherwise noted:

Global All Cap Growth and Value Fund

Class A Shares(1)	2006		2005		2004	2003	2002
Net asset value, beginning of year	$8.35		$8.17		$6.24	$7.52	$9.64

Income (loss) from operations:
Net investment income (loss)	0.01		0.04		(0.01)	(0.03)	(0.07)
Net realized and unrealized gain (loss)	1.68		0.14		1.94	(1.25)	(2.05)

Total income (loss) from operations	1.69		0.18		1.93	(1.28)	(2.12)

Net asset value, end of year	$10.04		$8.35		$8.17	$6.24	$7.52

Total return(2)	20.24%		2.20%		30.93%	(17.02)%	(21.99)%

Net assets, end of year (000s)	$46,030		$34,195		$18,263	$6,339	$10,768

Ratios to average net assets:
Gross expenses	1.28%		1.30%		1.28%	1.63%	1.35%
Net expenses	1.27	(3)(4)	1.26	(3)(4)	1.28	1.63	1.35
Net investment income (loss)	0.13		0.44		(0.11)	(0.54)	(0.84)

Portfolio turnover rate	29%		13%		96%	7%	2%

(1)	Per share amounts have been calculated using the average shares method.

(2)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

(3)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.

(4)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class A shares will not exceed 1.40%.

Legg Mason Partners Multiple Discipline Funds          63

For a Class B share of capital stock outstanding throughout the year ended April 30, unless otherwise noted:

Global All Cap Growth and Value Fund

Class B Shares(1)	2006		2005		2004	2003	2002
Net asset value, beginning of year	$8.05		$7.94		$6.11	$7.43	$9.58

Income (loss) from operations:
Net investment loss	(0.06)		(0.03)		(0.08)	(0.07)	(0.13)
Net realized and unrealized gain (loss)	1.62		0.14		1.91	(1.25)	(2.02)

Total income (loss) from operations	1.56		0.11		1.83	(1.32)	(2.15)

Net asset value, end of year	$9.61		$8.05		$7.94	$6.11	$7.43

Total return(2)	19.38%		1.39%		29.95%	(17.77)%	(22.44)%

Net assets, end of year (000s)	$27,547		$22,975		$17,006	$10,274	$15,359

Ratios to average net assets:
Gross expenses	2.07%		2.08%		2.10%	2.40%	2.04%
Net expenses	2.06	(3)(4)	2.05	(3)(4)	2.10	2.40	2.04
Net investment loss	(0.67)		(0.35)		(1.05)	(1.31)	(1.54)

Portfolio turnover rate	29%		13%		96%	7%	2%

(1)	Per share amounts have been calculated using the average shares method.

(2)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

(3)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.

(4)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class B shares will not exceed 2.15%.

64         Legg Mason Partners Mutual Funds

For a Class C share of capital stock outstanding throughout the year ended April 30, unless otherwise noted:

Global All Cap Growth and Value Fund

Class C Shares(1)	2006		2005		2004	2003	2002
Net asset value, beginning of year	$8.07		$7.95		$6.12	$7.43	$9.58

Income (loss) from operations:
Net investment loss	(0.05)		(0.03)		(0.08)	(0.07)	(0.13)
Net realized and unrealized gain (loss)	1.61		0.15		1.91	(1.24)	(2.02)

Total income (loss) from operations	1.56		0.12		1.83	(1.31)	(2.15)

Net asset value, end of year	$9.63		$8.07		$7.95	$6.12	$7.43

Total return(2)	19.33%		1.51%		29.90%	(17.63)%	(22.44)%

Net assets, end of year (000s)	$57,776		$62,485		$60,193	$52,173	$90,857

Ratios to average net assets:
Gross expenses	2.01%		2.07%		2.09%	2.27%	2.04%
Net expenses	1.98	(3)(4)	2.03	(3)(4)	2.09	2.27	2.04
Net investment loss	(0.59)		(0.35)		(1.10)	(1.18)	(1.54)

Portfolio turnover rate	29%		13%		96%	7%	2%

(1)	Per share amounts have been calculated using the average shares method.

(2)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

(3)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.

(4)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class C shares will not exceed 2.15%.

Legg Mason Partners Multiple Discipline Funds          65

For a Class Y share of capital stock outstanding throughout the year ended April 30, unless otherwise noted:

Global All Cap Growth and Value Fund

Class Y Shares(1)	2006	2005(2)
Net asset value, beginning of year	$8.37	$8.36

Income (loss) from operations:
Net investment income	0.05	0.03
Net realized and unrealized gain (loss)	1.69	(0.02)

Total income from operations	1.74	0.01

Net asset value, end of year	$10.11	$8.37

Total return(3)	20.79%	0.12%

Net assets, end of year (000s)	$42,161	$12,679

Ratios to average net assets:
Gross expenses	0.84%	0.88	%(4)
Net expenses(5)	0.84 (6)	0.88	(4)
Net investment income	0.57	0.91	(4)

Portfolio turnover rate	29%	13%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the period November 4, 2004 (inception date) to April 30, 2005.

(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class Y shares will not exceed 0.99%.

(6)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.

66         Legg Mason Partners Mutual Funds

For a Class A share of capital stock outstanding throughout each year ended April 30, unless otherwise noted:

Large Cap Growth and Value Fund

Class A Shares(1)	2006	2005	2004	2003	2002
Net asset value, beginning of year	$8.48	$8.55	$6.89	$9.55	$11.10

Income (loss) from operations:
Net investment income	0.04	0.08	0.02	0.06	0.03
Net realized and unrealized gain (loss)	0.98	(0.08)	1.71	(2.72)	(1.58)

Total income (loss) from operations	1.02	0.00	1.73	(2.66)	(1.55)

Less distributions from:
Net investment income	(0.04)	(0.07)	(0.07)	—	—

Total distributions	(0.04)	(0.07)	(0.07)	—	—

Net asset value, end of year	$9.46	$8.48	$8.55	$6.89	$9.55

Total return(2)	12.04%	0.03%	25.09%	(27.85)%	(13.96)%

Net assets, end of year (000s)	$40,182	$48,932	$56,898	$51,360	$93,551

Ratios to average net assets:
Gross expenses	1.22%	1.26%	1.16%	1.19%	1.18%
Gross expenses, excluding interest expense	1.22	—	—	—	—
Net expenses(3)	1.20 (4)	1.18 (4)	1.16	1.19	1.18
Net expenses, excluding interest expense(3)	1.20 (4)	—	—	—	—
Net investment income	0.39	0.96	0.29	0.81	0.34

Portfolio turnover rate	29%	22%	58%	55%	37%

(1)	Per share amounts have been calculated using the average shares method.

(2)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

(3)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class A shares will not exceed 1.40%.

(4)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.

Legg Mason Partners Multiple Discipline Funds          67

For a Class B share of capital stock outstanding throughout each year ended April 30, unless otherwise noted:

Large Cap Growth and Value Fund

Class B Shares(1)	2006	2005	2004	2003	2002
Net asset value, beginning of year	$8.24	$8.31	$6.70	$9.35	$10.96

Income (loss) from operations:
Net investment income (loss)	(0.03)	0.02	(0.04)	0.00 (2)	(0.04)
Net realized and unrealized gain (loss)	0.95	(0.08)	1.66	(2.65)	(1.57)

Total income (loss) from operations	0.92	(0.06)	1.62	(2.65)	(1.61)

Less distributions from:
Net investment income	—	(0.01)	(0.01)	—	—

Total distributions	—	(0.01)	(0.01)	—	—

Net asset value, end of year	$9.16	$8.24	$8.31	$6.70	$9.35

Total return(3)	11.17%	(0.72)%	24.14%	(28.34)%	(14.69)%

Net assets, end of year (000s)	$56,671	$75,871	$104,478	$106,276	$194,364

Ratios to average net assets:
Gross expenses	1.99%	2.01%	1.91%	1.94%	1.92%
Gross expenses, excluding interest expense	1.99	—	—	—	—
Net expenses(4)	1.97 (5)	1.94 (5)	1.91	1.94	1.92
Net expenses, excluding interest expense(4)	1.96 (5)	—	—	—	—
Net investment income (loss)	(0.38)	0.20	(0.47)	0.06	(0.41)

Portfolio turnover rate	29%	22%	58%	55%	37%

(1)	Per share amounts have been calculated using the average shares method.

(2)	Amount represents less than $0.01 per share.

(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

(4)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class B shares will not exceed 2.15%.

(5)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.

68         Legg Mason Partners Mutual Funds

For a Class C share of capital stock outstanding throughout each year ended April 30, unless otherwise noted:

Large Cap Growth and Value Fund

Class C Shares(1)	2006	2005	2004	2003	2002
Net asset value, beginning of year	$8.24	$8.31	$6.70	$9.35	$10.96

Income (loss) from operations:
Net investment income (loss)	(0.03)	0.02	(0.04)	0.00 (2)	(0.04)
Net realized and unrealized gain (loss)	0.95	(0.08)	1.66	(2.65)	(1.57)

Total income (loss) from operations	0.92	(0.06)	1.62	(2.65)	(1.61)

Less distributions from:
Net investment income	—	(0.01)	(0.01)	—	—

Total distributions	—	(0.01)	(0.01)	—	—

Net asset value, end of year	$9.16	$8.24	$8.31	$6.70	$9.35

Total return(3)	11.17%	(0.72)%	24.15%	(28.34)%	(14.69)%

Net assets, end of year (000s)	$43,569	$56,887	$75,181	$74,027	$139,684

Ratios to average net assets:
Gross expenses	1.98%	2.01%	1.92%	1.93%	1.92%
Gross expenses, excluding interest expense	1.98	—	—	—	—
Net expenses(4)	1.96 (5)	1.93 (5)	1.92	1.93	1.92
Net expenses, excluding interest expense(4)	1.96 (5)	—	—	—	—
Net investment income (loss)	(0.37)	0.21	(0.48)	0.07	(0.41)

Portfolio turnover rate	29%	22%	58%	55%	37%

(1)	Per share amounts have been calculated using the average shares method.

(2)	Amount represents less than $0.01 per share.

(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

(4)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class C shares will not exceed 2.15%.

(5)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.

Legg Mason Partners Multiple Discipline Funds          69

For a Class A share of capital stock outstanding throughout each period ended April 30, unless otherwise noted:

Balanced All Cap Growth and Value Fund

Class A Shares(1)	2006	2005(2)
Net asset value, beginning of year	$11.56	$11.40

Income from operations:
Net investment income	0.11	0.04
Net realized and unrealized gain	1.04	0.12

Total income from operations	1.15	0.16

Less distributions from:
Net investment income	(0.09)	—
Net realized gains	(0.06)	—

Total distributions	(0.15)	—

Net asset value, end of year	$12.56	$11.56

Total return(3)	9.97%	1.40%

Net assets, end of year (000s)	$16,539	$12,368

Ratios to average net assets:
Gross expenses	1.70%	2.91	%(4)
Net expenses(5)(6)	1.39	1.40	(4)
Net investment income	0.87	0.59	(4)

Portfolio turnover rate	52%	36%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the period August 6, 2004 (inception date) to April 30, 2005.

(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.

(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class A shares will not exceed 1.40%.

70         Legg Mason Partners Mutual Funds

For a Class B share of capital stock outstanding throughout each period ended April 30, unless otherwise noted:

Balanced All Cap Growth and Value Fund

Class B Shares(1)	2006	2005(2)
Net asset value, beginning of year	$11.51	$11.41

Income (loss) from operations:
Net investment income (loss)	0.01	(0.01)
Net realized and unrealized gain	1.04	0.11

Total income from operations	1.05	0.10

Less distributions from:
Net realized gains	(0.06)	—

Total distributions	(0.06)	—

Net asset value, end of year	$12.50	$11.51

Total return(3)	9.12%	0.88%

Net assets, end of year (000s)	$7,072	$5,396

Ratios to average net assets:
Gross expenses	2.53%	4.09	%(4)
Net expenses(5)(6)	2.14	2.15	(4)
Net investment income (loss)	0.12	(0.15	)(4)

Portfolio turnover rate	52%	36%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the period August 16, 2004 (inception date) to April 30, 2005.

(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.

(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class B shares will not exceed 2.15%.

Legg Mason Partners Multiple Discipline Funds          71

For a Class C share of capital stock outstanding throughout each period ended April 30, unless otherwise noted:

Balanced All Cap Growth and Value Fund

Class C Shares(1)	2006	2005(2)
Net asset value, beginning of year	$11.50	$11.41

Income (loss) from operations:
Net investment income (loss)	0.02	(0.01)
Net realized and unrealized gain	1.03	0.10

Total income from operations	1.05	0.09

Less distributions from:
Net realized gains	(0.06)	—

Total distributions	(0.06)	—

Net asset value, end of year	$12.49	$11.50

Total return(3)	9.13%	0.79%

Net assets, end of year (000s)	$5,426	$4,538

Ratios to average net assets:
Gross expenses	2.45%	3.79	%(4)
Net expenses(5)(6)	2.13	2.15	(4)
Net investment income (loss)	0.13	(0.16	)(4)

Portfolio turnover rate	52%	36%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the period August 16, 2004 (inception date) to April 30, 2005.

(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.

(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class C shares will not exceed 2.15%.

72         Legg Mason Partners Mutual Funds

For a Class Y share of capital stock outstanding throughout each period ended April 30, unless otherwise noted:

Balanced All Cap Growth and Value Fund

Class Y Shares(1)	2006	2005(2)
Net asset value, beginning of year	$11.58	$11.69

Income (loss) from operations:
Net investment income	0.16	0.05
Net realized and unrealized gain (loss)	1.04	(0.16)

Total income (loss) from operations	1.20	(0.11)

Less distributions from:
Net investment income	(0.14)	—
Net realized gains	(0.06)	—

Total distributions	(0.20)	—

Net asset value, end of year	$12.58	$11.58

Total return(3)	10.40%	(0.94)%

Net assets, end of year (000s)	$9,527	$3,594

Ratios to average net assets:
Gross expenses	1.23%	1.72	%(4)
Net expenses(5)(6)	0.99	0.99	(4)
Net investment income	1.28	0.94	(4)

Portfolio turnover rate	52%	36%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the period November 8, 2004 (inception date) to April 30, 2005.

(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.

(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class Y shares will not exceed 0.99%.

Legg Mason Partners Multiple Discipline Funds          73

(Investment Company Act

file no. 811-03275)

PFS0133 08/06

Legg Mason Partners Multiple Discipline Funds

All Cap Growth and Value

Balanced All Cap Growth and Value

Global All Cap Growth and Value Large Cap Growth and Value

Each a series of Legg Mason Partners Investment Funds, Inc.

You may visit each fund’s website at www.leggmason.com/InvestorServices for a free copy of a prospectus, statement of additional information (“SAI”) or an annual or semi-annual report.

Shareholder reports Annual and semiannual reports to shareholders provide additional information about each fund’s investments. These reports discuss the market conditions and investment strategies that significantly affected a fund’s performance during its last fiscal year.

Each fund sends only one report to a household if more than one account has the same address. Contact your Service Agent or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The SAI provides more detailed information about each fund and is incorporated by reference into (is legally a part of) this Prospectus.

You can make inquiries about a fund or obtain shareholder reports or the SAI (without charge) by contacting your Service Agent, by calling Shareholder Services at 1-800-451-2010 (or for clients of a PFS Registered Representative call Primerica Shareholder Services at 1-800-544-5445), or by writing to a fund at Legg Mason Partners Mutual Funds, 125 Broad Street, New York, New York 10004.

Information about the funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (the “Commission”) Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 551-8090. Reports and other information about the funds are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about a fund that is not in this Prospectus, you should not rely upon that information. Neither the funds nor the distributors are offering to sell shares of the funds to any person to whom the funds may not lawfully sell their shares.